Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds–93.2%		Rate	Maturity	Face Amount	Value
Communication Services–4.6%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 866,286
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	1,000,000	581,893
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,191,591
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	1,000,000	958,349
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,814,019
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,594,748
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,300,675
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	578,096
					9,885,657
Consumer Discretionary–9.2%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	853,638
Aptiv PLC (Automobile Components)		4.350%	03/15/2029	1,000,000	944,424
Aptiv PLC / Aptiv Corp. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,639,673
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	1,500,000	1,169,575
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	953,585
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,653,855
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,094,272
Lear Corp. (Automobile Components)		4.250%	05/15/2029	4,000,000	3,626,544
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,181,111
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,680,841
Magna International, Inc. (Automobile Components)		3.625%	06/15/2024	1,000,000	984,121
Marriott International, Inc. (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	2,860,347
					19,641,986
Consumer Staples–10.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,833,073
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	871,544
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,690,414
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	927,571
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	1,914,898
Brown-Forman Corp. (Beverages)		4.750%	04/15/2033	2,000,000	1,900,927
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	671,147
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	595,042
Constellation Brands, Inc. (Beverages)		5.000%	02/02/2026	500,000	490,981
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,436,523
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance Inc. (Food Products)		5.750%	04/01/2033	1,200,000	1,097,476
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,705,661
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	1,013,585
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,204,565
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,500,000	1,409,684
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,528,818
					21,291,909
Energy–8.5%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,494,841
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	928,317
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	790,639
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,500,500
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	1,914,036
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	899,297
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	916,081
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	792,293
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	2,733,710
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,000,671
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	953,314
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	774,126
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	835,365
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	726,478
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	929,780
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	864,343
					18,053,791
Financials–26.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,500,000	1,192,368
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	1,800,000	1,606,037
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	2,678,006
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	968,678
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	813,354
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,445,750
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	833,435
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,545,521
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,416,587

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	$2,000,000	$ 1,834,487
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	951,410
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	1,877,697
Credit Suisse AG (Banks)		7.950%	01/09/2025	2,000,000	2,035,365
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	2,000,000	1,830,062
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	1,953,209
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	1,927,607
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	961,250
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,727,425
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	1,842,749
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes TSFR3M + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	1,643,249
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,083,880
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,377,302
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, at which point, the rate becomes H15T1Y + 163) (Banks)	(b)	5.441%	02/22/2034	2,000,000	1,907,470
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	928,825
Morgan Stanley (Rate is fixed until 10/18/2027, at which point, the rate becomes SOFR + 224) (Capital Markets)	(b)	6.296%	10/18/2028	2,000,000	2,015,341
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,033,869
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,531,634
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	976,602
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,791,293
Truist Financial Corp. (Rate is fixed until 10/28/2032, at which point, the rate becomes SOFR + 230) (Banks)	(b)	6.123%	10/28/2033	1,000,000	961,558
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,458,234
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(b)	5.574%	07/25/2029	1,000,000	975,592
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes TSFR3M + 143) (Banks)	(b)	2.879%	10/30/2030	2,000,000	1,664,911
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	806,225
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	777,565
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,414,001
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,667,234
					56,455,782
Health Care–5.1%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	882,448
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,583,324
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	2,789,048
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,678,915
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	821,712
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,385,010
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	1,789,326
					10,929,783
Industrials–8.2%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,894,489
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,543,180
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	2,634,614
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,049,987
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	1,866,044
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,200,000	967,847
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	844,984
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	1,000,000	964,299
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,215,890
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	1,912,463
Union Pacific Corp. (Ground Transportation)		3.250%	08/15/2025	1,000,000	960,093
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,702,135
					17,556,025
Information Technology–3.6%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	2,000,000	1,491,368
Intel Corp. (Semiconductors & Equip.)		4.875%	02/10/2026	2,000,000	1,976,016
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,032,090
VMware, Inc. (Software)		2.200%	08/15/2031	2,800,000	2,112,967
					7,612,441
Materials–7.0%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	958,393
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	800,000	746,932
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,217,615
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,587,027

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	$3,000,000	$ 2,857,407
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	2,815,997
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,759,738
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,164,333
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,000,000	846,433
					14,953,875
Real Estate–2.9%
Alexandria Real Estate Equities, Inc. (Office REITs)		3.950%	01/15/2028	1,000,000	926,721
Healthcare Realty Holdings LP (Health Care REITs)		3.875%	05/01/2025	1,400,000	1,320,024
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	890,337
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,300,000	1,153,165
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	1,000,000	960,193
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	909,073
					6,159,513
Utilities–7.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	762,018
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	977,809
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,716,804
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,719,503
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,579,570
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	762,908
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	691,195
Duke Energy Indiana LLC (Electric Utilities)		5.400%	04/01/2053	500,000	457,289
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	910,322
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,409,173
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,301,821
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	867,220
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	1,960,077
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,073,115
					16,188,824
Total Corporate Bonds (Cost $231,016,832)					$198,729,586

U.S. Treasury Obligations–3.1%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	4.500%	11/15/2025	$2,000,000	$ 1,978,828
U.S. Treasury Note	3.375%	05/15/2033	5,000,000	4,534,375
Total U.S. Treasury Obligations (Cost $6,770,672)				$6,513,203

Asset-Backed Securities–2.3%		Rate	Maturity	Face Amount	Value
Industrials–2.3%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,276,455	$ 1,213,048
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,518,746	2,031,283
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	952,083	891,503
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	858,997	708,495
Total Asset-Backed Securities (Cost $5,606,282)					$4,844,329
Total Investments – 98.6% (Cost $243,393,786)	(c)				$210,087,118
Other Assets in Excess of Liabilities – 1.4%					3,051,668
Net Assets – 100.0%				$213,138,786

Percentages are stated as a percent of net assets.

Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 5.460% at 09/30/2023
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.600% at 09/30/2023
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.310% at 09/30/2023
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.396% at 09/30/2023
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.628% at 09/30/2023
USSW5:	USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2023, the value of these securities totaled $15,972,630, or 7.5% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2023.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–73.5%		Shares	Value
Communication Services–6.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	71,875	$ 9,405,563
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	40,685	5,364,317
Comcast Corp. Class A (Media)		44,921	1,991,797
Electronic Arts, Inc. (Entertainment)		11,141	1,341,376
Fox Corp. Class A (Media)		78,014	2,434,037
Fox Corp. Class B (Media)		1,420	41,010
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	20,620	6,190,330
Warner Bros. Discovery, Inc. (Entertainment)	(a)	13,685	148,619
			26,917,049
Consumer Discretionary–8.2%
Amazon.com, Inc. (Broadline Retail)	(a)	94,094	11,961,229
Best Buy Co., Inc. (Specialty Retail)		16,928	1,175,988
D.R. Horton, Inc. (Household Durables)		3,521	378,402
Five Below, Inc. (Specialty Retail)	(a)	2,468	397,101
Ford Motor Co. (Automobiles)		124,354	1,544,477
General Motors Co. (Automobiles)		112,828	3,719,939
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,096	1,579,458
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,149	829,573
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	17,647	863,821
Tesla, Inc. (Automobiles)	(a)	16,199	4,053,314
TJX Cos., Inc. / The (Specialty Retail)		37,952	3,373,174
Toll Brothers, Inc. (Household Durables)		7,016	518,903
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		44,055	1,618,140
			32,013,519
Consumer Staples–5.2%
Archer-Daniels-Midland Co. (Food Products)		21,771	1,641,969
Coca-Cola Co. / The (Beverages)		25,507	1,427,882
Colgate-Palmolive Co. (Household Products)		12,262	871,951
Hershey Co. / The (Food Products)		14,587	2,918,567
Kimberly-Clark Corp. (Household Products)		28,401	3,432,261
PepsiCo, Inc. (Beverages)		29,333	4,970,183
Sysco Corp. (Consumer Staples Distribution & Retail)		5,730	378,466
Walmart, Inc. (Consumer Staples Distribution & Retail)		30,958	4,951,113
			20,592,392
Energy–3.4%
Chevron Corp. (Oil, Gas & Consumable Fuels)		21,549	3,633,592
ConocoPhillips (Oil, Gas & Consumable Fuels)		10,539	1,262,572
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		41,977	2,002,303
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		6,347	804,546
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,252	1,205,430
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,014	758,819
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,004	460,018
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		12,018	1,030,183
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		16,183	2,293,293
			13,450,756
Financials–9.1%
Bank of America Corp. (Banks)		133,336	3,650,740
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	5,893	2,064,318
Block, Inc. (Financial Services)	(a)	30,261	1,339,352
Chubb Ltd. (Insurance)		2,471	514,413
Citigroup, Inc. (Banks)		13,197	542,793
JPMorgan Chase & Co. (Banks)		1,530	221,881
KeyCorp (Banks)		43,924	472,622
Marsh & McLennan Cos., Inc. (Insurance)		15,305	2,912,541
Mastercard, Inc. Class A (Financial Services)		14,816	5,865,803
MetLife, Inc. (Insurance)		58,153	3,658,405
Moody's Corp. (Capital Markets)		11,201	3,541,420
Nasdaq, Inc. (Capital Markets)		56,880	2,763,799
Reinsurance Group of America, Inc. (Insurance)		1,852	268,892
Travelers Cos., Inc. / The (Insurance)		14,927	2,437,728
Visa, Inc. (Financial Services)		22,749	5,232,497
			35,487,204
Health Care–9.5%
Abbott Laboratories (Health Care Equip. & Supplies)		16,852	1,632,116

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
AbbVie, Inc. (Biotechnology)		8,097	$ 1,206,939
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		19,377	2,166,736
Amgen, Inc. (Biotechnology)		16,070	4,318,973
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	29,322	1,548,202
Bristol-Myers Squibb Co. (Pharmaceuticals)		60,348	3,502,598
Elevance Health, Inc. (Health Care Providers & Svs.)		8,784	3,824,729
Eli Lilly & Co. (Pharmaceuticals)		5,847	3,140,599
Exelixis, Inc. (Biotechnology)	(a)	12,930	282,520
Gilead Sciences, Inc. (Biotechnology)		13,022	975,869
HCA Healthcare, Inc. (Health Care Providers & Svs.)		7,246	1,782,371
Incyte Corp. (Biotechnology)	(a)	39,960	2,308,489
Johnson & Johnson (Pharmaceuticals)		9,001	1,401,906
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,709	1,406,439
ResMed, Inc. (Health Care Equip. & Supplies)		2,831	418,620
Stryker Corp. (Health Care Equip. & Supplies)		14,969	4,090,579
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,140	3,095,727
			37,103,412
Industrials–6.2%
AECOM (Construction & Engineering)		16,348	1,357,538
Allegion PLC (Building Products)		11	1,146
AMETEK, Inc. (Electrical Equip.)		2,273	335,858
Builders FirstSource, Inc. (Building Products)	(a)	3,217	400,484
Cintas Corp. (Commercial Svs. & Supplies)		3,656	1,758,573
General Dynamics Corp. (Aerospace & Defense)		12,434	2,747,541
Honeywell International, Inc. (Industrial Conglomerates)		5,319	982,632
Illinois Tool Works, Inc. (Machinery)		9,938	2,288,821
Lockheed Martin Corp. (Aerospace & Defense)		9,418	3,851,585
Oshkosh Corp. (Machinery)		17,767	1,695,505
Republic Services, Inc. (Commercial Svs. & Supplies)		7,899	1,125,687
Snap-on, Inc. (Machinery)		4,927	1,256,681
Textron, Inc. (Aerospace & Defense)		9,051	707,245
Timken Co. / The (Machinery)		11,972	879,822
Valmont Industries, Inc. (Construction & Engineering)		3,654	877,727
W.W. Grainger, Inc. (Trading Companies & Distributors)		4,323	2,990,824
Xylem, Inc. (Machinery)		11,852	1,078,888
			24,336,557
Information Technology–20.6%
Adobe, Inc. (Software)	(a)	6,145	3,133,336
Apple, Inc. (Tech. Hardware, Storage & Periph.)		136,096	23,300,996
Applied Materials, Inc. (Semiconductors & Equip.)		29,880	4,136,886
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	7,673	410,659
Autodesk, Inc. (Software)	(a)	2,928	605,833
Cadence Design Systems, Inc. (Software)	(a)	4,722	1,106,365
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		8,131	560,226
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	17,454	470,909
Fortinet, Inc. (Software)	(a)	11,174	655,690
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		125,882	2,186,570
Intel Corp. (Semiconductors & Equip.)		68,940	2,450,817
Lam Research Corp. (Semiconductors & Equip.)		1,910	1,197,131
Manhattan Associates, Inc. (Software)	(a)	11,171	2,208,060
Microsoft Corp. (Software)		70,519	22,266,374
NVIDIA Corp. (Semiconductors & Equip.)		25,408	11,052,226
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,984	996,401
QUALCOMM, Inc. (Semiconductors & Equip.)		13,788	1,531,295
Salesforce, Inc. (Software)	(a)	11,159	2,262,822
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		1,131	139,712
			80,672,308
Materials–1.6%
Ecolab, Inc. (Chemicals)		21,205	3,592,127
LyondellBasell Industries N.V. Class A (Chemicals)		6,834	647,180
Martin Marietta Materials, Inc. (Construction Materials)		834	342,340
Sherwin-Williams Co. / The (Chemicals)		3,487	889,359
Vulcan Materials Co. (Construction Materials)		4,685	946,464
			6,417,470
Real Estate–1.4%
Camden Property Trust (Residential REITs)		7,496	708,972

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Equity Residential (Residential REITs)	32,721	$ 1,921,050
SBA Communications Corp. (Specialized REITs)	8,343	1,670,018
Simon Property Group, Inc. (Retail REITs)	10,695	1,155,381
		5,455,421
Utilities–1.4%
AES Corp. / The (Ind. Power & Renewable Elec.)	32,918	500,354
DTE Energy Co. (Multi-Utilities)	18,029	1,789,919
PPL Corp. (Electric Utilities)	135,160	3,184,370
		5,474,643
Total Common Stocks (Cost $265,606,344)		$287,920,731

Corporate Bonds–24.2%		Rate	Maturity	Face Amount	Value
Communication Services–1.5%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 866,286
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,461,061
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	907,009
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,063,165
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	867,117
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	578,096
					5,742,734
Consumer Discretionary–1.5%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	853,638
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	1,000,000	779,717
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	953,585
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,769,236
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	852,284
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	590,555
					5,799,015
Consumer Staples–3.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,833,073
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	927,571
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	957,449
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,342,295
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,693,803
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	957,682
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance Inc. (Food Products)		5.750%	04/01/2033	800,000	731,651
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	800,000	675,723
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	881,826
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,000,000	939,789
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	2,000,000	1,671,463
					12,612,325
Energy–2.7%
Baker Hughes Holdings LLC (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	913,522
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	928,317
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,000,333
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	957,018
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	899,297
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	916,081
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	1,822,473
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,161,189
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	835,365
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	929,780
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	86,434
					10,449,809
Financials–6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		4.875%	01/16/2024	1,000,000	995,993
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,000,000	794,912
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,070,692
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,147,717
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	174,696
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	772,761

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	$1,000,000	$ 944,391
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	917,243
Citigroup, Inc. (Banks)		4.125%	07/25/2028	1,000,000	909,809
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	837,258
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,548,194
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	961,119
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	250,000	228,758
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,530,722
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	963,804
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	921,374
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes TSFR3M + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	821,625
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	928,825
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	1,500,000	1,226,416
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,500,000	1,357,057
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	765,817
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	976,602
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	2,500,000	2,320,966
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	729,117
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(c)	5.574%	07/25/2029	1,000,000	975,592
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	537,483
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,414,001
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISOA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	185,248
					26,958,192
Health Care–1.2%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	882,448
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	978,988
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	923,340
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,878,226
					4,663,002
Industrials–2.1%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,894,490
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,317,307
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	933,022
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	800,000	645,231
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	956,231
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	934,103
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,679,279
					8,359,663
Information Technology–1.0%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	745,684
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,562,734
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	860,053
VMware, Inc. (Software)		2.200%	08/15/2031	1,200,000	905,558
					4,074,029
Materials–1.2%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,217,614
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,587,027
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	952,469
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	938,666
					4,695,776
Real Estate–0.6%
Alexandria Real Estate Equities, Inc. (Office REITs)		3.950%	01/15/2028	1,000,000	926,720
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	903,376
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(b)	4.625%	12/01/2029	700,000	620,935
					2,451,031

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities–2.3%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	$1,000,000	$ 762,018
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	723,767
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	967,183
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	858,402
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	845,075
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	789,785
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	762,908
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,036,792
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	635,152
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	156,575
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	650,910
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	715,410
					8,903,977
Total Corporate Bonds (Cost $114,167,641)					$94,709,553

Asset-Backed Securities–0.5%		Rate	Maturity	Face Amount	Value
Industrials–0.5%
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	$1,679,164	$ 1,354,189
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	105,787	99,056
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	858,997	708,494
Total Asset-Backed Securities (Cost $2,643,949)					$2,161,739
Total Investments – 98.2% (Cost $382,417,934)	(d)				$384,792,023
Other Assets in Excess of Liabilities – 1.8%	(e)				7,163,073
Net Assets – 100.0%				$391,955,096

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.600% at 09/30/2023
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.310% at 09/30/2023
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.396% at 09/30/2023
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.628% at 09/30/2023
USSW5:	USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2023, the value of these securities totaled $4,901,817, or 1.3% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2023.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $291,200 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	26	December 15, 2023	$5,779,858	$5,623,150	$(156,708)	$(15,600)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–97.3%		Shares	Value
Japan–23.4%
ANA Holdings, Inc. (Industrials)	(a)(b)	81,600	$ 1,709,967
Astellas Pharma, Inc. (Health Care)	(a)	233,900	3,230,721
Central Japan Railway Co. (Industrials)	(a)	54,800	1,332,487
Concordia Financial Group Ltd. (Financials)	(a)	13,800	62,718
Dai-ichi Life Holdings, Inc. (Financials)	(a)	20,900	434,839
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	300	31,601
Denso Corp. (Consumer Discretionary)	(a)	102,800	1,649,904
DMG Mori Co. Ltd. (Industrials)	(a)	50,800	863,657
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	17,000	3,702,721
GMO Payment Gateway, Inc. (Financials)	(a)	500	27,267
Hitachi Ltd. (Industrials)	(a)	67,000	4,153,622
Hulic Co. Ltd. (Real Estate)	(a)	5,000	44,843
ITOCHU Corp. (Industrials)	(a)	15,200	549,180
J. Front Retailing Co. Ltd. (Consumer Discretionary)	(a)	58,900	602,326
Japan Airport Terminal Co. Ltd. (Industrials)	(a)	5,900	249,708
Japan Post Bank Co. Ltd. (Financials)	(a)	32,600	283,232
Japan Post Holdings Co. Ltd. (Financials)	(a)	83,000	663,542
Japan Tobacco, Inc. (Consumer Staples)	(a)	105,700	2,432,487
JGC Holdings Corp. (Industrials)	(a)	4,400	61,180
Kakaku.com, Inc. (Communication Services)	(a)	37,200	377,362
Kansai Paint Co. Ltd. (Materials)	(a)	6,600	94,326
KDDI Corp. (Communication Services)	(a)	28,400	869,361
Keisei Electric Railway Co. Ltd. (Industrials)	(a)	1,300	45,028
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	4,800	67,324
Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	(a)	6,200	276,826
Kyowa Kirin Co. Ltd. (Health Care)	(a)	25,400	442,347
Lawson, Inc. (Consumer Staples)	(a)	20,200	928,424
Marui Group Co. Ltd. (Financials)	(a)	28,700	466,365
Mitsubishi Chemical Group Corp. (Materials)	(a)	144,900	913,240
Mitsubishi Corp. (Industrials)	(a)	85,700	4,082,803
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	74,300	971,267
Mitsubishi HC Capital, Inc. (Financials)	(a)	19,500	129,880
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	491,700	4,170,570
Mitsui & Co. Ltd. (Industrials)	(a)	29,500	1,069,201
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	66,800	1,471,297
Mizuho Financial Group, Inc. (Financials)	(a)	54,800	928,226
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	45,600	1,667,838
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	23,600	431,310
Nexon Co. Ltd. (Communication Services)	(a)	5,800	102,966
Nidec Corp. (Industrials)	(a)	42,100	1,950,300
Nikon Corp. (Consumer Discretionary)	(a)	36,300	382,527
Nintendo Co. Ltd. (Communication Services)	(a)	37,000	1,541,429
Nippon Express Holdings, Inc. (Industrials)	(a)	3,700	193,055
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	3,089,500	3,649,001
Nissan Motor Co. Ltd. (Consumer Discretionary)	(a)	313,000	1,380,646
Nomura Holdings, Inc. (Financials)	(a)	15,400	61,744
NSK Ltd. (Industrials)	(a)	19,800	111,359
Common Stocks (Continued)		Shares	Value
Japan (continued)
Obic Co. Ltd. (Information Technology)	(a)	1,800	$ 273,855
Odakyu Electric Railway Co. Ltd. (Industrials)	(a)	2,300	34,372
Olympus Corp. (Health Care)	(a)	3,200	41,459
Omron Corp. (Information Technology)	(a)	3,200	142,536
Ono Pharmaceutical Co. Ltd. (Health Care)	(a)	35,700	684,717
Oracle Corp. (Information Technology)	(a)	3,600	268,409
Oriental Land Co. Ltd. (Consumer Discretionary)	(a)	22,900	751,773
ORIX Corp. (Financials)	(a)	95,900	1,790,632
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	10,500	220,500
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	225,700	2,537,879
Park24 Co. Ltd. (Industrials)	(a)(b)	1,900	24,060
Recruit Holdings Co. Ltd. (Industrials)	(a)	111,000	3,418,186
Renesas Electronics Corp. (Information Technology)	(a)(b)	28,800	441,865
Resona Holdings, Inc. (Financials)	(a)	118,300	653,815
Sega Sammy Holdings, Inc. (Consumer Discretionary)	(a)	87,900	1,621,447
Sekisui House Ltd. (Consumer Discretionary)	(a)	35,000	696,886
Shionogi & Co. Ltd. (Health Care)	(a)	32,700	1,462,191
Shiseido Co. Ltd. (Consumer Staples)	(a)	23,800	835,515
Skylark Holdings Co. Ltd. (Consumer Discretionary)	(a)(b)	46,700	638,666
SoftBank Corp. (Communication Services)	(a)	62,800	710,209
SoftBank Group Corp. (Communication Services)	(a)	23,000	973,396
Sompo Holdings, Inc. (Financials)	(a)	6,600	282,514
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	14,800	725,543
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	4,900	184,039
Sumitomo Realty & Development Co. Ltd. (Real Estate)	(a)	6,400	166,258
T&D Holdings, Inc. (Financials)	(a)	11,200	183,871
Toho Co. Ltd. (Communication Services)	(a)	11,500	392,325
Tokio Marine Holdings, Inc. (Financials)	(a)	130,400	3,006,028
Tokyo Electron Ltd. (Information Technology)	(a)	14,400	1,959,621
Tokyo Tatemono Co. Ltd. (Real Estate)	(a)	3,500	48,401
Toyota Motor Corp. (Consumer Discretionary)	(a)	111,700	2,007,166
Unicharm Corp. (Consumer Staples)	(a)	1,100	38,810
			78,078,968
United Kingdom–14.3%
AstraZeneca PLC (Health Care)	(a)	25,896	3,485,001
Auto Trader Group PLC (Communication Services)	(a)	180,051	1,349,643
BAE Systems PLC (Industrials)	(a)	311,962	3,786,864
Barclays PLC (Financials)	(a)	192,853	373,515
BP PLC (Energy)	(a)	758,568	4,897,956
British American Tobacco PLC (Consumer Staples)	(a)	142,206	4,464,137
Bunzl PLC (Industrials)	(a)	1,671	59,308
Burberry Group PLC (Consumer Discretionary)	(a)	717	16,629
CNH Industrial N.V. (Industrials)	(a)	100,292	1,215,004
Compass Group PLC (Consumer Discretionary)	(a)	2,093	50,989
ConvaTec Group PLC (Health Care)	(a)	53,777	142,957
easyJet PLC (Industrials)	(a)(b)	27,679	143,691
GSK PLC (Health Care)	(a)	79,996	1,446,142
HSBC Holdings PLC (Financials)	(a)	247,765	1,940,999

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
IG Group Holdings PLC (Financials)	(a)	17,397	$ 135,963
IMI PLC (Industrials)	(a)	20,815	395,886
London Stock Exchange Group PLC (Financials)	(a)	11,713	1,175,831
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	6,665	471,018
RELX PLC (Industrials)	(a)	10,622	358,223
Rightmove PLC (Communication Services)	(a)	70,822	482,708
Rio Tinto PLC (Materials)	(a)	46,099	2,895,807
Shell PLC (Energy)	(a)	197,706	6,277,169
Smiths Group PLC (Industrials)	(a)	160,530	3,163,038
Spectris PLC (Information Technology)	(a)	24,282	1,003,083
Standard Chartered PLC (Financials)	(a)	131,908	1,219,086
Tesco PLC (Consumer Staples)	(a)	619,372	1,991,505
Unilever PLC (Consumer Staples)	(a)	33,978	1,676,751
Vodafone Group PLC (Communication Services)	(a)	3,174,842	2,964,636
			47,583,539
Switzerland–10.7%
ABB Ltd. (Industrials)	(a)	118,815	4,246,003
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	1	109,638
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	6,413	781,376
Dufry AG (Consumer Discretionary)	(a)(b)	4,881	185,751
Flughafen Zurich AG (Industrials)	(a)	1,108	211,265
Glencore PLC (Materials)	(a)	20,644	118,059
Holcim AG (Materials)	(a)	10,427	667,594
Kuehne + Nagel International AG (Industrials)	(a)	3,941	1,117,475
Logitech International SA (Information Technology)	(a)	36,775	2,534,253
Nestle SA (Consumer Staples)	(a)	85,726	9,680,299
Novartis AG (Health Care)	(a)	77,432	7,901,465
Roche Holding AG (Health Care)	(a)	184	54,136
Roche Holding AG NVS (Health Care)	(a)	25,776	7,030,795
Sonova Holding AG (Health Care)	(a)	222	52,609
Temenos AG (Information Technology)	(a)	11,389	798,819
Zurich Insurance Group AG (Financials)	(a)	633	290,064
			35,779,601
Germany–9.7%
BASF SE (Materials)	(a)	46,815	2,125,048
Bayer AG (Health Care)	(a)	8,461	406,381
Bayerische Motoren Werke AG (Consumer Discretionary)	(a)	20,321	2,069,886
Covestro AG (Materials)	(a)(b)	19,819	1,069,753
Deutsche Bank AG (Financials)	(a)	88,022	971,974
Deutsche Post AG (Industrials)	(a)	26,260	1,070,265
Deutsche Telekom AG (Communication Services)	(a)	159,351	3,346,281
E.ON SE (Utilities)	(a)	147,510	1,747,337
Infineon Technologies AG (Information Technology)	(a)	102,417	3,396,652
KION Group AG (Industrials)	(a)	2,026	78,056
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	60,805	4,235,196
Nemetschek SE (Information Technology)	(a)	2,342	143,094
SAP SE (Information Technology)	(a)	46,768	6,070,767
Scout24 SE (Communication Services)	(a)	8,626	598,990
Siemens AG (Industrials)	(a)	26,330	3,774,756
TeamViewer SE (Information Technology)	(a)(b)	30,094	507,293
Common Stocks (Continued)		Shares	Value
Germany (continued)
Volkswagen AG (Consumer Discretionary)	(a)	322	$ 42,437
Zalando SE (Consumer Discretionary)	(a)(b)	34,123	762,026
			32,416,192
France–9.4%
Air Liquide SA (Materials)	(a)	342	57,633
Carrefour SA (Consumer Staples)	(a)	76,331	1,312,702
Credit Agricole SA (Financials)	(a)	60,813	748,338
Dassault Aviation SA (Industrials)	(a)	5,115	962,107
Dassault Systemes SE (Information Technology)	(a)	62,471	2,322,592
Engie SA (Utilities)	(a)	127,011	1,947,512
Forvia SE (Consumer Discretionary)	(a)(b)	1,022	21,086
Getlink SE (Industrials)	(a)	21,616	344,397
Hermes International (Consumer Discretionary)	(a)	2,265	4,117,532
La Francaise des Jeux SAEM (Consumer Discretionary)	(a)	592	19,225
Legrand SA (Industrials)	(a)	471	43,227
L'Oreal SA (Consumer Staples)	(a)	9,718	4,024,606
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	4,726	3,565,421
Pernod Ricard SA (Consumer Staples)	(a)	6,544	1,089,320
Sanofi (Health Care)	(a)	18,621	1,998,074
Schneider Electric SE (Industrials)	(a)	28,959	4,774,261
Thales SA (Industrials)	(a)	5,807	814,799
TotalEnergies SE (Energy)	(a)	8,661	569,958
Ubisoft Entertainment SA (Communication Services)	(a)(b)	48,721	1,578,145
Vallourec SA (Energy)	(a)(b)	8,675	105,447
Veolia Environnement SA (Utilities)	(a)	31,627	914,973
			31,331,355
Australia–5.3%
AGL Energy Ltd. (Utilities)	(a)	23,338	160,719
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	108,816	2,855,466
BHP Group Ltd. (Materials)	(a)	113,330	3,213,536
Brambles Ltd. (Industrials)	(a)	149,614	1,376,993
Cochlear Ltd. (Health Care)	(a)	8,989	1,473,505
Commonwealth Bank of Australia (Financials)	(a)	9,185	585,255
CSL Ltd. (Health Care)	(a)	11,711	1,886,845
Flight Centre Travel Group Ltd. (Consumer Discretionary)	(a)	21,078	262,758
Macquarie Group Ltd. (Financials)	(a)	21,005	2,260,124
Qantas Airways Ltd. (Industrials)	(a)(b)	237,268	789,756
Sonic Healthcare Ltd. (Health Care)	(a)	42,473	812,615
South32 Ltd. (Materials)	(a)	38,962	85,240
Telstra Group Ltd. (Communication Services)	(a)	24,633	60,914
Transurban Group (Industrials)	(a)	97,546	794,358
Woodside Energy Group Ltd. (Energy)	(a)	11,241	261,899
Woolworths Group Ltd. (Consumer Staples)	(a)	16,065	387,055
Worley Ltd. (Industrials)	(a)	44,957	503,904
			17,770,942
Spain–4.4%
Aena SME SA (Industrials)	(a)	374	56,256
Amadeus IT Group SA (Consumer Discretionary)	(a)	26,468	1,595,059
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	309,878	2,523,193
Banco de Sabadell SA (Financials)	(a)	15,925	18,446

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Spain (continued)
Banco Santander SA (Financials)	(a)	1,193,013	$ 4,530,314
Bankinter SA (Financials)	(a)	85,591	545,614
CaixaBank SA (Financials)	(a)	617,336	2,469,262
EDP Renovaveis SA (Utilities)	(a)	1,999	32,700
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	22,446	835,425
Repsol SA (Energy)	(a)	41,236	678,810
Telefonica SA (Communication Services)	(a)	327,584	1,340,420
			14,625,499
Netherlands–3.9%
Adyen N.V. (Financials)	(a)(b)	261	193,471
Argenx SE (Health Care)	(a)(b)	894	434,628
ASML Holding N.V. (Information Technology)	(a)	4,389	2,577,393
ING Groep N.V. (Financials)	(a)	234,184	3,093,624
Just Eat Takeaway.com N.V. (Consumer Discretionary)	(a)(b)	14,959	185,170
NN Group N.V. (Financials)	(a)	2,752	88,193
Signify N.V. (Industrials)	(a)	21,166	566,363
Stellantis N.V. (Consumer Discretionary)	(a)	121,842	2,337,030
Wolters Kluwer N.V. (Industrials)	(a)	28,423	3,442,188
			12,918,060
Denmark–3.3%
AP Moller - Maersk A/S Class B (Industrials)	(a)	34	61,272
DSV A/S (Industrials)	(a)	8,682	1,618,597
Genmab A/S (Health Care)	(a)(b)	1,930	682,989
Novo Nordisk A/S Class B (Health Care)	(a)	94,869	8,629,838
Pandora A/S (Consumer Discretionary)	(a)	1,809	186,488
			11,179,184
Italy–3.1%
Assicurazioni Generali SpA (Financials)	(a)	23,778	485,922
Enel SpA (Utilities)	(a)	657,862	4,036,793
Ferrari N.V. (Consumer Discretionary)	(a)	6,565	1,934,811
Intesa Sanpaolo SpA (Financials)	(a)	372,070	956,144
Iveco Group N.V. (Industrials)	(a)(b)	2,050	19,137
Leonardo SpA (Industrials)	(a)	25,246	363,837
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	51,691	684,177
Moncler SpA (Consumer Discretionary)	(a)	5,926	343,978
Poste Italiane SpA (Financials)	(a)	7,381	77,609
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	9,396	442,975
UniCredit SpA (Financials)	(a)	40,934	979,521
			10,324,904
Hong Kong–2.4%
AIA Group Ltd. (Financials)	(a)	621,800	5,029,781
Budweiser Brewing Co. APAC Ltd. (Consumer Staples)	(a)	83,400	163,644
CK Asset Holdings Ltd. (Real Estate)	(a)	45,000	236,693
Galaxy Entertainment Group Ltd. (Consumer Discretionary)	(a)	29,000	173,467
Jardine Matheson Holdings Ltd. (Industrials)	(a)	26,000	1,206,418
New World Development Co. Ltd. (Real Estate)	(a)	386,000	749,119
Sino Land Co. Ltd. (Real Estate)	(a)	40,000	45,009
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	47,500	505,220
			8,109,351
Norway–1.6%
Aker BP ASA (Energy)	(a)	12,722	351,599
Common Stocks (Continued)		Shares	Value
Norway (continued)
DNB Bank ASA (Financials)	(a)	61,728	$ 1,243,286
Equinor ASA (Energy)	(a)	107,209	3,515,019
Gjensidige Forsikring ASA (Financials)	(a)	5,796	85,171
			5,195,075
Sweden–1.4%
Assa Abloy AB Class B (Industrials)	(a)	59,427	1,294,666
Boliden AB (Materials)	(a)	1,273	36,234
Electrolux AB Class B (Consumer Discretionary)	(a)(b)	78,942	812,781
Elekta AB Class B (Health Care)	(a)	40,666	275,633
Investor AB Class B (Financials)	(a)	29,404	562,811
Saab AB Class B (Industrials)	(a)	15,916	809,370
SKF AB (Industrials)	(a)	8,613	142,815
Trelleborg AB Class B (Industrials)	(a)	27,042	671,049
Volvo Car AB Class B (Consumer Discretionary)	(a)(b)	27,159	109,753
			4,715,112
Luxembourg–1.1%
ArcelorMittal SA (Materials)	(a)	131,587	3,290,976
Tenaris SA (Energy)	(a)	20,572	325,059
			3,616,035
Ireland–0.8%
Experian PLC (Industrials)	(a)	84,115	2,747,965
Singapore–0.8%
CapitaLand Investment Ltd/Singapore (Real Estate)	(a)	29,300	66,234
DBS Group Holdings Ltd. (Financials)	(a)	30,800	756,278
Jardine Cycle & Carriage Ltd. (Industrials)	(a)	34,200	796,367
Singapore Airlines Ltd. (Industrials)	(a)	202,600	956,764
Singapore Telecommunications Ltd. (Communication Services)	(a)	13,000	22,932
			2,598,575
Belgium–0.8%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	1,505	82,878
KBC Group N.V. (Financials)	(a)	4,340	270,588
Sofina SA (Financials)	(a)	1,179	237,567
Solvay SA (Materials)	(a)	17,661	1,953,507
			2,544,540
Israel–0.4%
Bank Hapoalim BM (Financials)	(a)	8,410	74,777
Bank Leumi Le-Israel BM (Financials)	(a)	26,023	215,170
Nice Ltd. (Information Technology)	(a)(b)	2,479	421,430
Teva Pharmaceutical Industries Ltd. (Health Care)	(a)(b)	55,466	565,997
			1,277,374
Austria–0.3%
ams-OSRAM AG (Information Technology)	(a)(b)	97,803	458,349
BAWAG Group AG (Financials)	(a)	10,236	470,249
Erste Group Bank AG (Financials)	(a)	4,020	138,872
OMV AG (Energy)	(a)	447	21,345
			1,088,815
New Zealand–0.2%
Xero Ltd. (Information Technology)	(a)(b)	8,689	629,876
Macao–0.0%
Sands China Ltd. (Consumer Discretionary)	(a)(b)	33,200	100,960

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Finland–0.0%
Kone Oyj Class B (Industrials)	(a)	832	$ 35,080
Nordea Bank Abp (Financials)	(a)	4,872	53,537
			88,617
Total Common Stocks (Cost $319,069,466)			$324,720,539

Preferred Securities–0.3%		Rate	Quantity	Value
Germany–0.3%
Bayerische Motoren Werke AG (Consumer Discretionary)	(a)	9.704% (c)	3,378	$ 315,394
Volkswagen AG (Consumer Discretionary)	(a)	25.579% (c)	4,114	473,671
Total Preferred Securities (Cost $944,314)				$789,065
Total Investments – 97.6% (Cost $320,013,780)			(d)	$325,509,604
Other Assets in Excess of Liabilities – 2.4%			(e)	8,161,119
Net Assets – 100.0%			$333,670,723
Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non Voting Shares

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $325,509,604 or 97.6% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $230,122 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	65	December 15, 2023	$6,821,850	$6,634,875	$(186,975)	$(19,755)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–99.7%		Shares	Value
Communication Services–10.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	41,876	$ 5,479,893
Netflix, Inc. (Entertainment)	(a)	4,839	1,827,207
Universal Music Group N.V. (Entertainment)	(b)	85,703	2,228,686
Warner Music Group Corp. Class A (Entertainment)		41,942	1,316,979
			10,852,765
Consumer Discretionary–10.5%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,553	899,137
Amazon.com, Inc. (Broadline Retail)	(a)	32,743	4,162,290
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	226	696,973
BYD Co. Ltd. (Automobiles)	(b)	15,284	470,463
Dollarama, Inc. (Broadline Retail)		909	62,628
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	3,819	345,620
Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	(a)(b)	4,750	773,934
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,745	115,379
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	822	620,139
MercadoLibre, Inc. (Broadline Retail)	(a)	823	1,043,465
Mobileye Global, Inc. Class A (Automobile Components)	(a)	303	12,590
Samsonite International SA (Textiles, Apparel & Luxury Goods)	(a)(b)(c)	197,443	675,636
TJX Cos., Inc. / The (Specialty Retail)		14,114	1,254,452
			11,132,706
Consumer Staples–1.3%
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		2,604	376,408
Kenvue, Inc. (Personal Care Products)		2,570	51,606
Monster Beverage Corp. (Beverages)	(a)	18,770	993,871
			1,421,885
Energy–3.9%
Baker Hughes Co. (Energy Equip. & Svs.)		17,472	617,111
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		10,651	1,767,640
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)		7,435	243,719
Reliance Industries Ltd. – GDR (Oil, Gas & Consumable Fuels)	(c)	23,972	1,340,035
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	28,645	184,760
			4,153,265
Financials–4.9%
Apollo Global Management, Inc. (Financial Services)		1,197	107,443
Arthur J. Gallagher & Co. (Insurance)		4,300	980,099
BRP Group, Inc. Class A (Insurance)	(a)	11,163	259,316
CME Group, Inc. (Capital Markets)		6,326	1,266,592
HDFC Bank Ltd. – ADR (Banks)		785	46,323
Marsh & McLennan Cos., Inc. (Insurance)		2,650	504,295
Mastercard, Inc. Class A (Financial Services)		5,300	2,098,323
			5,262,391
Health Care–17.4%
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	19,434
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		948	106,005
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	4,065	719,912
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Arcellx, Inc. (Biotechnology)	(a)	984	$ 35,306
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	1,400	37,618
AstraZeneca PLC – ADR (Pharmaceuticals)		9,299	629,728
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	2,212	124,138
Beam Therapeutics, Inc. (Biotechnology)	(a)	1,265	30,423
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	2,377	210,317
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,904	265,745
Blueprint Medicines Corp. (Biotechnology)	(a)	635	31,890
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	31,613	1,669,166
Bruker Corp. (Life Sciences Tools & Svs.)		7,563	471,175
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,879	368,246
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	36,611
Cytokinetics, Inc. (Biotechnology)	(a)	2,948	86,848
Danaher Corp. (Life Sciences Tools & Svs.)		2,221	551,030
Eli Lilly & Co. (Pharmaceuticals)		4,915	2,639,994
Galapagos N.V. – ADR (Biotechnology)	(a)	6,562	226,717
Gamida Cell Ltd. (Biotechnology)	(a)	33,274	34,272
Genmab A/S (Biotechnology)	(a)(b)	471	166,678
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	16,398	1,197,874
Hookipa Pharma, Inc. (Biotechnology)	(a)	6,797	4,187
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,738	142,102
Insmed, Inc. (Biotechnology)	(a)	10,353	261,413
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,033	204,989
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	1,122	77,957
Legend Biotech Corp. – ADR (Biotechnology)	(a)	1,204	80,873
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	793	191,835
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,238	1,018,825
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,628	417,878
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,261	94,754
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	856	103,764
Sartorius Stedim Biotech (Life Sciences Tools & Svs.)	(b)	1,548	368,387
Seagen, Inc. (Biotechnology)	(a)	4,013	851,358
Simulations Plus, Inc. (Health Care Technology)		1,532	63,884
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,329	672,700
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3,330	1,678,953
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,295	2,536,763
Vor BioPharma, Inc. (Biotechnology)	(a)	11,561	24,509
XOMA Corp. (Biotechnology)	(a)	4,725	66,575
			18,520,833
Industrials–12.6%
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	1,414	18,750
Eaton Corp. PLC (Electrical Equip.)		6,454	1,376,509
Energy Recovery, Inc. (Machinery)	(a)	4,669	99,029
Equifax, Inc. (Professional Svs.)		7,647	1,400,777
Ferguson PLC (Trading Companies & Distributors)	(b)	6,378	1,048,707
General Electric Co. (Industrial Conglomerates)		15,240	1,684,782
Hubbell, Inc. (Electrical Equip.)		949	297,426
Ingersoll Rand, Inc. (Machinery)		17,608	1,121,982
Parker-Hannifin Corp. (Machinery)		1,867	727,234

(continued)

Ohio National Fund, Inc.	ON Fidelity Institutional AM® Equity Growth Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Ryanair Holdings PLC – ADR (Passenger Airlines)	(a)	5,526	$ 537,182
TransUnion (Professional Svs.)		6,873	493,413
Uber Technologies, Inc. (Ground Transportation)	(a)	91,932	4,227,953
Westinghouse Air Brake Technologies Corp. (Machinery)		2,908	309,033
			13,342,777
Information Technology–38.8%
AIXTRON SE (Semiconductors & Equip.)	(b)	11,445	420,947
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	5,111	163,245
Apple, Inc. (Tech. Hardware, Storage & Periph.)		27,993	4,792,682
ASML Holding N.V. (Semiconductors & Equip.)		873	513,900
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	6,239	610,045
Confluent, Inc. Class A (Software)	(a)	19,161	567,357
Gartner, Inc. (IT Svs.)	(a)	1,187	407,865
HubSpot, Inc. (Software)	(a)	1,644	809,670
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		6,497	824,404
KLA Corp. (Semiconductors & Equip.)		1,410	646,711
Manhattan Associates, Inc. (Software)	(a)	3,928	776,408
Marvell Technology, Inc. (Semiconductors & Equip.)		400	21,652
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		48,520	$ 15,320,190
MongoDB, Inc. (IT Svs.)	(a)	3,335	1,153,443
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		710	328,020
Nice Ltd. – ADR (Software)	(a)	2,015	342,550
NVIDIA Corp. (Semiconductors & Equip.)		17,922	7,795,891
Oracle Corp. (Software)		15,723	1,665,380
ServiceNow, Inc. (Software)	(a)	690	385,682
Shopify, Inc. Class A (IT Svs.)	(a)	7,316	399,234
SiTime Corp. (Semiconductors & Equip.)	(a)	4,546	519,381
Snowflake, Inc. Class A (IT Svs.)	(a)	2,770	423,173
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		18,934	1,645,365
Universal Display Corp. (Semiconductors & Equip.)		4,123	647,270
Volue ASA (Software)	(a)(b)	19,598	39,875
			41,220,340
Materials–0.1%
Aspen Aerogels, Inc. (Chemicals)	(a)	8,290	71,294
Total Common Stocks (Cost $105,344,535)			$105,978,256
Total Investments – 99.7% (Cost $105,344,535)	(d)		$105,978,256
Other Assets in Excess of Liabilities – 0.3%			315,497
Net Assets – 100.0%			$106,293,753

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
GDR:	Global Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $7,423,497 or 7.0% of the Portfolio’s net assets.
(c)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2023, the value of these securities totaled $2,015,671, or 1.9% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Small Cap Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–97.3%		Shares	Value
Communication Services–1.3%
AMC Networks, Inc. Class A (Media)	(a)	3,530	$ 41,583
Cargurus, Inc. (Interactive Media & Svs.)	(a)	5,410	94,783
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	86,239
Cinemark Holdings, Inc. (Entertainment)	(a)	9,019	165,499
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		3,530	218,507
DISH Network Corp. Class A (Media)	(a)	14,050	82,333
EW Scripps Co. / The Class A (Media)	(a)	8,220	45,046
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	4,843	57,777
John Wiley & Sons, Inc. Class A (Media)		2,630	97,757
Madison Square Garden Sports Corp. (Entertainment)		1,040	183,352
Shutterstock, Inc. (Interactive Media & Svs.)		44	1,674
TechTarget, Inc. (Media)	(a)	2,320	70,435
Telephone and Data Systems, Inc. (Wireless Telecom. Svs.)		5,400	98,874
Yelp, Inc. (Interactive Media & Svs.)	(a)	4,550	189,235
			1,433,094
Consumer Discretionary–14.4%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	3,030	170,801
Academy Sports & Outdoors, Inc. (Specialty Retail)		4,209	198,959
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	3,040	130,264
Advance Auto Parts, Inc. (Specialty Retail)		3,440	192,399
American Axle & Manufacturing Holdings, Inc. (Automobile Components)	(a)	19,150	139,029
American Eagle Outfitters, Inc. (Specialty Retail)		10,150	168,592
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,306	300,471
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		6,750	165,983
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	10,904	885,296
Buckle, Inc. / The (Specialty Retail)		948	31,654
Cavco Industries, Inc. (Household Durables)	(a)	600	159,396
Century Communities, Inc. (Household Durables)		1,830	122,207
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		3,690	111,807
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	92,736
Dana, Inc. (Automobile Components)		7,780	114,133
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	3,360	124,555
Dorman Products, Inc. (Automobile Components)	(a)	2,510	190,158
European Wax Center, Inc. Class A (Diversified Consumer Svs.)	(a)	21,443	347,377
Five Below, Inc. (Specialty Retail)	(a)	4,495	723,245
Fox Factory Holding Corp. (Automobile Components)	(a)	6,980	691,578
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	5,721	175,005
Gentherm, Inc. (Automobile Components)	(a)	2,750	149,215
Global-e Online Ltd. (Broadline Retail)	(a)	11,881	472,151
Green Brick Partners, Inc. (Household Durables)	(a)	3,212	133,330
Group 1 Automotive, Inc. (Specialty Retail)		920	247,213
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		21,640	85,694
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	20,201	822,181
Installed Building Products, Inc. (Household Durables)		1,958	244,535
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,400	96,684
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,960	173,884
La-Z-Boy, Inc. (Household Durables)		4,820	148,842
LCI Industries (Automobile Components)		1,390	163,214
Leslie's, Inc. (Specialty Retail)	(a)	9,849	55,745
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
LGI Homes, Inc. (Household Durables)	(a)	1,930	$ 192,016
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	35,053	533,156
Lithia Motors, Inc. (Specialty Retail)		2,419	714,403
M.D.C. Holdings, Inc. (Household Durables)		4,850	199,965
M/I Homes, Inc. (Household Durables)	(a)	1,770	148,751
Meritage Homes Corp. (Household Durables)		6,687	818,422
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		1,660	103,086
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	91,902
Newell Brands, Inc. (Household Durables)		20,960	189,269
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	91,324
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		1,800	122,796
Sabre Corp. (Hotels, Restaurants & Leisure)	(a)	21,199	95,184
Savers Value Village, Inc. (Broadline Retail)	(a)	20,167	376,518
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,100	180,017
Signet Jewelers Ltd. (Specialty Retail)		2,810	201,786
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5,473	128,670
Skyline Champion Corp. (Household Durables)	(a)	9,892	630,318
Sonos, Inc. (Household Durables)	(a)	9,149	118,114
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,550	208,093
Stride, Inc. (Diversified Consumer Svs.)	(a)	2,230	100,417
Sturm Ruger & Co., Inc. (Leisure Products)		2,740	142,809
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		6,923	665,300
Tri Pointe Homes, Inc. (Household Durables)	(a)	7,833	214,233
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,130	135,010
Vista Outdoor, Inc. (Leisure Products)	(a)	5,450	180,504
Wayfair, Inc. Class A (Specialty Retail)	(a)	463	28,044
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,456	801,367
Winnebago Industries, Inc. (Automobiles)		2,890	171,810
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		7,240	58,354
			15,669,971
Consumer Staples–4.5%
Cal-Maine Foods, Inc. (Food Products)		2,520	122,018
Central Garden & Pet Co. Class A (Household Products)	(a)	160	6,414
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	25,837	547,228
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	3,300	362,439
Edgewell Personal Care Co. (Personal Care Products)		4,650	171,864
Energizer Holdings, Inc. (Household Products)		3,660	117,266
Fresh Del Monte Produce, Inc. (Food Products)		6,300	162,792
Freshpet, Inc. (Food Products)	(a)	9,930	654,188
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	24,321	701,661
Hostess Brands, Inc. (Food Products)	(a)	10,075	335,598
Inter Parfums, Inc. (Personal Care Products)		1,150	154,491
J & J Snack Foods Corp. (Food Products)		1,300	212,745
Medifast, Inc. (Personal Care Products)		1,020	76,347
MGP Ingredients, Inc. (Beverages)		1,020	107,590
National Beverage Corp. (Beverages)	(a)	2,645	124,368
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		1,900	141,417
Simply Good Foods Co. / The (Food Products)	(a)	7,200	248,544
TreeHouse Foods, Inc. (Food Products)	(a)	4,709	205,218
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,820	68,155
Vector Group Ltd. (Tobacco)		13,620	144,917
WD-40 Co. (Household Products)		1,140	231,694
			4,896,954
Energy–5.3%
Archrock, Inc. (Energy Equip. & Svs.)		12,140	152,964

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
California Resources Corp. (Oil, Gas & Consumable Fuels)		4,270	$ 239,163
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	4,750	185,820
ChampionX Corp. (Energy Equip. & Svs.)		25,303	901,293
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		2,250	236,047
Core Laboratories, Inc. (Energy Equip. & Svs.)		7,290	175,033
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	118,084
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,850	115,885
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		6,780	285,845
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	157,976
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	176,207
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	6,440	165,637
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,230	116,086
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		17,634	244,055
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		54,140	755,794
RPC, Inc. (Energy Equip. & Svs.)		15,490	138,481
SM Energy Co. (Oil, Gas & Consumable Fuels)		8,360	331,474
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	83,399	537,923
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	119,026
TechnipFMC PLC (Energy Equip. & Svs.)		33,121	673,681
			5,826,474
Financials–13.5%
American Equity Investment Life Holding Co. (Insurance)	(a)	4,630	248,353
Ameris Bancorp (Banks)		5,910	226,885
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		11,680	118,318
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	166,282
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	155,293
Assured Guaranty Ltd. (Insurance)		4,380	265,078
Atlantic Union Bankshares Corp. (Banks)		4,630	133,251
Axos Financial, Inc. (Banks)	(a)	4,330	163,934
BancFirst Corp. (Banks)		1,079	93,582
Bancorp, Inc. / The (Banks)	(a)	3,600	124,200
Bank of Hawaii Corp. (Banks)		2,400	119,256
BankUnited, Inc. (Banks)		4,090	92,843
Banner Corp. (Banks)		3,130	132,649
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	206,190
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	110,876
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	54,816
Brookline Bancorp, Inc. (Banks)		11,040	100,574
Cathay General Bancorp (Banks)		3,990	138,692
Community Bank System, Inc. (Banks)		4,580	193,322
Customers Bancorp, Inc. (Banks)	(a)	2,500	86,125
CVB Financial Corp. (Banks)		10,890	180,447
Dime Community Bancshares, Inc. (Banks)		5,370	107,185
EVERTEC, Inc. (Financial Services)		5,340	198,541
First BanCorp (Banks)		9,810	132,043
First Financial Bancorp (Banks)		7,980	156,408
First Hawaiian, Inc. (Banks)		11,000	198,550
Flywire Corp. (Financial Services)	(a)	27,423	874,520
Fulton Financial Corp. (Banks)		10,030	121,463
Genworth Financial, Inc. Class A (Insurance)	(a)	27,500	161,150
Goosehead Insurance, Inc. Class A (Insurance)	(a)	1,350	100,616
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REIT)		5,890	124,868
Hilltop Holdings, Inc. (Banks)		3,760	106,634
Houlihan Lokey, Inc. (Capital Markets)		6,200	664,144
Independent Bank Corp. (Banks)		3,783	185,707
Common Stocks (Continued)		Shares	Value
Financials (continued)
Independent Bank Group, Inc. (Banks)		2,520	$ 99,666
Jackson Financial, Inc. Class A (Financial Services)		3,367	128,687
James River Group Holdings Ltd. (Insurance)		4,800	73,680
Kinsale Capital Group, Inc. (Insurance)		1,203	498,198
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		8,420	99,945
Lincoln National Corp. (Insurance)		9,330	230,358
Moelis & Co. Class A (Capital Markets)		4,030	181,874
Mr Cooper Group, Inc. (Financial Services)	(a)	3,970	212,633
NBT Bancorp, Inc. (Banks)		2,870	90,950
NMI Holdings, Inc. Class A (Financial Services)	(a)	7,570	205,071
Northwest Bancshares, Inc. (Banks)		9,360	95,753
P10, Inc. Class A (Capital Markets)		22,148	258,024
Pacific Premier Bancorp, Inc. (Banks)		8,070	175,603
Park National Corp. (Banks)		30	2,836
Piper Sandler Cos. (Capital Markets)		830	120,607
PRA Group, Inc. (Consumer Finance)	(a)	4,720	90,671
ProAssurance Corp. (Insurance)		7,110	134,308
PROG Holdings, Inc. (Consumer Finance)	(a)	4,081	135,530
Radian Group, Inc. (Financial Services)		9,730	244,320
Ready Capital Corp. (Mortgage REIT)		9,780	98,876
Renasant Corp. (Banks)		4,640	121,522
RLI Corp. (Insurance)		5,764	783,270
Ryan Specialty Holdings, Inc. Class A (Insurance)	(a)	11,599	561,392
Seacoast Banking Corp. of Florida (Banks)		5,331	117,069
ServisFirst Bancshares, Inc. (Banks)		3,930	205,028
Shift4 Payments, Inc. Class A (Financial Services)	(a)	8,781	486,204
Simmons First National Corp. Class A (Banks)		9,350	158,576
Southside Bancshares, Inc. (Banks)		4,430	127,141
StepStone Group, Inc. Class A (Capital Markets)		22,314	704,676
Stewart Information Services Corp. (Insurance)		3,030	132,714
Stifel Financial Corp. (Capital Markets)		9,414	578,396
StoneX Group, Inc. (Capital Markets)	(a)	1,380	133,750
Triumph Financial, Inc. (Banks)	(a)	2,360	152,904
Trupanion, Inc. (Insurance)	(a)	2,899	81,752
Trustmark Corp. (Banks)		4,200	91,266
Two Harbors Investment Corp. (Mortgage REIT)		10,558	139,788
United Community Banks, Inc. (Banks)		8,232	209,175
Walker & Dunlop, Inc. (Financial Services)		2,560	190,054
Washington Federal, Inc. (Banks)		4,050	103,761
Westamerica BanCorp (Banks)		2,230	96,448
WSFS Financial Corp. (Banks)		5,151	188,012
			14,783,283
Health Care–14.6%
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	2,040	18,564
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	92,857
Agiliti, Inc. (Health Care Providers & Svs.)	(a)	7,300	47,377
Akero Therapeutics, Inc. (Biotechnology)	(a)	6,394	323,409
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,870	244,467
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,480	160,045
Apollo Medical Holdings, Inc. (Health Care Providers & Svs.)	(a)	2,740	84,529
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,961	277,268
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	15,626	684,419
Blueprint Medicines Corp. (Biotechnology)	(a)	7,378	370,523
Bridgebio Pharma, Inc. (Biotechnology)	(a)	13,301	350,747
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	6,422	75,073
Certara, Inc. (Health Care Technology)	(a)	6,570	95,528
CONMED Corp. (Health Care Equip. & Supplies)		2,520	254,142
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	5,200	141,674
CorVel Corp. (Health Care Providers & Svs.)	(a)	840	165,186
Cytokinetics, Inc. (Biotechnology)	(a)	6,940	204,452
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	116,727

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Embecta Corp. (Health Care Equip. & Supplies)		4,021	$ 60,516
Enhabit, Inc. (Health Care Providers & Svs.)	(a)	3,459	38,914
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,090	287,154
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,295	151,384
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,679	201,595
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	18,885	559,751
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	13,030	497,746
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	11,653	762,106
Insmed, Inc. (Biotechnology)	(a)	16,471	415,893
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,840	222,741
Intellia Therapeutics, Inc. (Biotechnology)	(a)	7,027	222,194
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	9,370	488,083
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	6,741	635,407
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,510	101,211
Karuna Therapeutics, Inc. (Biotechnology)	(a)	1,333	225,397
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	10,733	745,729
Legend Biotech Corp. – ADR (Biotechnology)	(a)	5,088	341,761
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	20	1,198
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,756	256,446
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,190	289,194
MoonLake Immunotherapeutics (Biotechnology)	(a)	3,733	212,781
Myriad Genetics, Inc. (Biotechnology)	(a)	6,470	103,779
Natera, Inc. (Biotechnology)	(a)	12,995	575,029
NeoGenomics, Inc. (Health Care Providers & Svs.)	(a)	10,157	124,931
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	2,490	112,150
Orthofix Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,169	27,893
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	3,660	112,289
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	7,430	94,435
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	140,825
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,080	233,335
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	134,435
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	4,831	158,505
RadNet, Inc. (Health Care Providers & Svs.)	(a)	3,880	109,377
RayzeBio, Inc. (Biotechnology)	(a)	9,753	216,517
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	84,275
Relay Therapeutics, Inc. (Biotechnology)	(a)	9,530	80,147
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,996	476,394
Schrodinger, Inc. (Health Care Technology)	(a)	3,250	91,878
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,730	144,797
Simulations Plus, Inc. (Health Care Technology)		2,050	85,485
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	2,813	113,026
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,118	141,103
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,980	82,665
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	36,802	482,474
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	6,023	214,720
Vaxcyte, Inc. (Biotechnology)	(a)	9,619	490,377
Veradigm, Inc. (Health Care Technology)	(a)	11,420	150,059
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Viking Therapeutics, Inc. (Biotechnology)	(a)	17,297	$ 191,478
Vir Biotechnology, Inc. (Biotechnology)	(a)	13,740	128,744
Viridian Therapeutics, Inc. (Biotechnology)	(a)	14,330	219,822
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	5,149	175,890
			15,921,022
Industrials–17.6%
3D Systems Corp. (Machinery)	(a)	10,730	52,684
AAON, Inc. (Building Products)		5,295	301,127
AAR Corp. (Aerospace & Defense)	(a)	1,898	112,988
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,880	235,259
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	51,640	783,895
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,930	215,253
Alamo Group, Inc. (Machinery)		640	110,630
Albany International Corp. Class A (Machinery)		2,590	223,465
Allegiant Travel Co. (Passenger Airlines)		1,130	86,852
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,480	383,433
ArcBest Corp. (Ground Transportation)		1,240	126,046
Arcosa, Inc. (Construction & Engineering)		2,680	192,692
AZEK Co., Inc. / The (Building Products)	(a)	17,912	532,703
AZZ, Inc. (Building Products)		3,380	154,060
Barnes Group, Inc. (Machinery)		3,250	110,403
Boise Cascade Co. (Trading Companies & Distributors)		2,160	222,566
Brady Corp. Class A (Commercial Svs. & Supplies)		4,230	232,312
Comfort Systems U.S.A., Inc. (Construction & Engineering)		7,781	1,325,960
CSG Systems International, Inc. (Professional Svs.)		2,350	120,132
Curtiss-Wright Corp. (Aerospace & Defense)		4,242	829,862
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	97,284
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,830	162,870
Encore Wire Corp. (Electrical Equip.)		1,350	246,321
Enerpac Tool Group Corp. (Machinery)		3,400	89,862
EnPro Industries, Inc. (Machinery)		1,080	130,885
Esab Corp. (Machinery)		11,000	772,420
ESCO Technologies, Inc. (Machinery)		2,290	239,168
Federal Signal Corp. (Machinery)		3,350	200,095
Forward Air Corp. (Air Freight & Logistics)		2,420	166,351
Franklin Electric Co., Inc. (Machinery)		2,190	195,414
FTI Consulting, Inc. (Professional Svs.)	(a)	2,758	492,055
Gibraltar Industries, Inc. (Building Products)	(a)	1,840	124,218
GMS, Inc. (Trading Companies & Distributors)	(a)	2,500	159,925
Greenbrier Cos., Inc. / The (Machinery)		2,400	96,000
Griffon Corp. (Building Products)		410	16,265
Hayward Holdings, Inc. (Building Products)	(a)	6,941	97,868
Hexcel Corp. (Aerospace & Defense)		11,467	746,960
Hillenbrand, Inc. (Machinery)		4,220	178,548
HNI Corp. (Commercial Svs. & Supplies)		4,200	145,446
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	1,730	135,874
ITT, Inc. (Machinery)		6,141	601,265
JetBlue Airways Corp. (Passenger Airlines)	(a)	18,680	85,928
John Bean Technologies Corp. (Machinery)		1,755	184,521
Kennametal, Inc. (Machinery)		4,990	124,151
Korn Ferry (Professional Svs.)		4,710	223,442
Marten Transport Ltd. (Ground Transportation)		4,660	91,849
Matson, Inc. (Marine Transportation)		2,170	192,522
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,385	125,550
Middleby Corp. / The (Machinery)	(a)	4,372	559,616
Moog, Inc. Class A (Aerospace & Defense)		1,580	178,477
Mueller Industries, Inc. (Machinery)		3,090	232,244
MYR Group, Inc. (Construction & Engineering)	(a)	1,370	184,621
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	18,768	753,723
NV5 Global, Inc. (Professional Svs.)	(a)	779	74,963
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	420	6,266
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		23,790	71,846
Resideo Technologies, Inc. (Building Products)	(a)	12,440	196,552
RXO, Inc. (Ground Transportation)	(a)	7,405	146,101

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Saia, Inc. (Ground Transportation)	(a)	1,574	$ 627,475
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	29,276	534,287
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	4,114	672,433
SkyWest, Inc. (Passenger Airlines)	(a)	2,310	96,881
SPX Technologies, Inc. (Machinery)	(a)	2,507	204,070
Standex International Corp. (Machinery)		650	94,699
Tetra Tech, Inc. (Commercial Svs. & Supplies)		4,513	686,111
Trinity Industries, Inc. (Machinery)		4,950	120,533
UniFirst Corp. (Commercial Svs. & Supplies)		1,270	207,023
Veritiv Corp. (Trading Companies & Distributors)		1,000	168,900
Verra Mobility Corp. (Professional Svs.)	(a)	8,958	167,515
XPO, Inc. (Ground Transportation)	(a)	10,529	786,095
			19,245,810
Information Technology–18.5%
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		2,190	225,833
Agilysys, Inc. (Software)	(a)	1,420	93,947
Alarm.com Holdings, Inc. (Software)	(a)	3,760	229,886
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	14,804	472,840
Altair Engineering, Inc. Class A (Software)	(a)	12,305	769,801
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	1,810	295,121
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,780	256,089
Braze, Inc. Class A (Software)	(a)	15,662	731,885
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,400	151,536
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	131,642
Digital Turbine, Inc. (Software)	(a)	6,023	36,439
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,700	291,708
DoubleVerify Holdings, Inc. (Software)	(a)	5,895	164,765
Extreme Networks, Inc. (Communications Equip.)	(a)	8,430	204,090
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,334	555,511
Fastly, Inc. Class A (IT Svs.)	(a)	37,147	712,108
Five9, Inc. (Software)	(a)	11,206	720,546
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,810	237,941
Freshworks, Inc. Class A (Software)	(a)	43,862	873,731
Harmonic, Inc. (Communications Equip.)	(a)	6,990	67,314
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,950	283,725
Instructure Holdings, Inc. (Software)	(a)	16,061	407,949
InterDigital, Inc. (Software)		2,560	205,414
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,750	227,175
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,500	125,885
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	166,801
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,639	656,419
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		2,480	613,354
LiveRamp Holdings, Inc. (Software)	(a)	4,660	134,394
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	12,821	1,045,937
Manhattan Associates, Inc. (Software)	(a)	3,632	717,901
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	5,930	131,943
Monday.com Ltd. (Software)	(a)	4,203	669,202
N-able, Inc. (Software)	(a)	8,840	114,036
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	167,448
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,528	792,936
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	10,235	1,305,167
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		2,690	143,592
Perficient, Inc. (IT Svs.)	(a)	2,710	156,801
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,500	232,450
Progress Software Corp. (Software)		3,160	166,153
Rambus, Inc. (Semiconductors & Equip.)	(a)	6,660	371,561
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	920	$ 120,952
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,720	201,922
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	3,411	395,301
SiTime Corp. (Semiconductors & Equip.)	(a)	1,000	114,250
Smartsheet, Inc. Class A (Software)	(a)	12,264	496,201
SPS Commerce, Inc. (Software)	(a)	8,607	1,468,440
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	1,621	48,095
Universal Display Corp. (Semiconductors & Equip.)		5,442	854,340
Viasat, Inc. (Communications Equip.)	(a)	4,730	87,316
Viavi Solutions, Inc. (Communications Equip.)	(a)	19,550	178,687
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		6,220	97,592
Xperi, Inc. (Software)	(a)	3,460	34,116
			20,156,188
Materials–2.9%
ATI, Inc. (Metals & Mining)	(a)	7,790	320,558
Balchem Corp. (Chemicals)		1,890	234,435
Carpenter Technology Corp. (Metals & Mining)		2,670	179,451
Element Solutions, Inc. (Chemicals)		31,357	614,911
H.B. Fuller Co. (Chemicals)		2,960	203,085
Ingevity Corp. (Chemicals)	(a)	2,070	98,553
Innospec, Inc. (Chemicals)		2,190	223,818
Livent Corp. (Chemicals)	(a)	12,820	236,016
Materion Corp. (Metals & Mining)		1,320	134,521
Mativ Holdings, Inc. (Chemicals)		3,890	55,471
O-I Glass, Inc. (Containers & Packaging)	(a)	10,397	173,942
Quaker Chemical Corp. (Chemicals)		1,100	176,000
Sensient Technologies Corp. (Chemicals)		2,320	135,674
Stepan Co. (Chemicals)		712	53,379
Sylvamo Corp. (Paper & Forest Products)		2,721	119,561
Warrior Met Coal, Inc. (Metals & Mining)		3,860	197,169
			3,156,544
Real Estate–3.8%
Acadia Realty Trust (Retail REITs)		3,486	50,024
American Assets Trust, Inc. (Diversified REITs)		5,070	98,612
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	179,478
Brandywine Realty Trust (Office REITs)		14,450	65,603
CareTrust REIT, Inc. (Health Care REITs)		8,080	165,640
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	10,490	79,934
DiamondRock Hospitality Co. (Hotel & Resort REITs)		18,760	150,643
Douglas Emmett, Inc. (Office REITs)		10,290	131,300
Easterly Government Properties, Inc. (Office REITs)		6,200	70,866
Elme Communities (Residential REITs)		7,650	104,346
Essential Properties Realty Trust, Inc. (Diversified REITs)		9,500	205,485
Four Corners Property Trust, Inc. (Specialized REITs)		6,770	150,226
Highwoods Properties, Inc. (Office REITs)		5,810	119,744
Innovative Industrial Properties, Inc. (Industrial REITs)		2,040	154,347
JBG SMITH Properties (Office REITs)		8,040	116,258
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		7,260	107,012
LXP Industrial Trust (Industrial REITs)		23,230	206,747
Macerich Co. / The (Retail REITs)		13,030	142,157
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		2,590	75,991
NexPoint Residential Trust, Inc. (Residential REITs)		1,600	51,488
Outfront Media, Inc. (Specialized REITs)		9,680	97,768
Pebblebrook Hotel Trust (Hotel & Resort REITs)		8,200	111,438
Phillips Edison & Co., Inc. (Retail REITs)		7,110	238,470
Retail Opportunity Investments Corp. (Retail REITs)		6,930	85,793
SITE Centers Corp. (Retail REITs)		14,460	178,292

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
SL Green Realty Corp. (Office REITs)	3,900	$ 145,470
St. Joe Co. / The (Real Estate Mgmt. & Development)	1,980	107,573
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	15,043	140,652
Tanger Factory Outlet Centers, Inc. (Retail REITs)	5,790	130,854
Uniti Group, Inc. (Specialized REITs)	20,270	95,674
Urban Edge Properties (Retail REITs)	8,010	122,233
Veris Residential, Inc. (Residential REITs)	5,360	88,440
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	10,060	118,507
		4,087,065
Utilities–0.9%
American States Water Co. (Water Utilities)	2,000	157,360
Avista Corp. (Multi-Utilities)	5,790	187,422
Common Stocks (Continued)	Shares	Value
Utilities (continued)
California Water Service Group (Water Utilities)	4,230	$ 200,121
Chesapeake Utilities Corp. (Gas Utilities)	1,500	146,625
Otter Tail Corp. (Electric Utilities)	2,681	203,542
SJW Group (Water Utilities)	1,589	95,515
		990,585
Total Common Stocks (Cost $110,952,120)		$106,166,990

Exchange Traded Funds–0.7%		Shares	Value
iShares Core S&P Small-Cap ETF		8,308	$ 783,693
Total Exchange Traded Funds (Cost $795,611)			$783,693
Total Investments – 98.0% (Cost $111,747,731)	(b)		$106,950,683
Other Assets in Excess of Liabilities – 2.0%			2,223,934
Net Assets – 100.0%			$109,174,617

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–98.6%		Shares	Value
Communication Services–2.2%
Criteo SA – ADR (Media)	(a)	8,500	$ 248,200
Electronic Arts, Inc. (Entertainment)		960	115,584
Fox Corp. Class A (Media)		2,040	63,648
Interpublic Group of Cos., Inc. / The (Media)		2,400	68,784
Liberty Broadband Corp. Class A (Media)	(a)	480	43,637
Liberty Broadband Corp. Class C (Media)	(a)	660	60,271
Liberty Media Corp-Liberty Formula One Class C (Entertainment)	(a)	1,385	86,285
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	36,041
Nexstar Media Group, Inc. (Media)		1,910	273,837
Omnicom Group, Inc. (Media)		930	69,266
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	3,220	87,037
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	50,680
Sirius XM Holdings, Inc. (Media)		10,060	45,471
Spotify Technology SA (Entertainment)	(a)	550	85,052
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	65,983
Trade Desk, Inc. Class A / The Class A (Media)	(a)	1,700	132,855
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	83,959
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	25,748
			1,642,338
Consumer Discretionary–11.5%
ADT, Inc. (Diversified Consumer Svs.)		44,815	268,890
Aptiv PLC (Automobile Components)	(a)	1,100	108,449
Aramark (Hotels, Restaurants & Leisure)		1,962	68,081
Bath & Body Works, Inc. (Specialty Retail)		7,930	268,034
Best Buy Co., Inc. (Specialty Retail)		940	65,302
Burlington Stores, Inc. (Specialty Retail)	(a)	264	35,719
CarMax, Inc. (Specialty Retail)	(a)	671	47,460
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	3,300	45,276
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	5,664	173,488
Coupang, Inc. (Broadline Retail)	(a)	3,690	62,730
D.R. Horton, Inc. (Household Durables)		1,350	145,084
Dana, Inc. (Automobile Components)		11,840	173,693
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	75,907
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	857	440,575
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		4,110	203,239
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	68,182
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,011	80,344
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,400	100,096
eBay, Inc. (Broadline Retail)		1,920	84,653
Etsy, Inc. (Broadline Retail)	(a)	484	31,257
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	58,750
Five Below, Inc. (Specialty Retail)	(a)	2,783	447,785
Garmin Ltd. (Household Durables)		610	64,172
Gentex Corp. (Automobile Components)		2,170	70,612
Genuine Parts Co. (Distributors)		610	88,072
Global-e Online Ltd. (Broadline Retail)	(a)	4,785	190,156
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	14,740	183,218
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	5,566	226,536
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		1,120	168,202
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		690	73,195
Lennar Corp. Class A (Household Durables)		1,100	123,453
Lithia Motors, Inc. (Specialty Retail)		1,046	308,915
LKQ Corp. (Distributors)		1,630	80,701
Lucid Group, Inc. (Automobiles)	(a)	5,190	29,012
MGM Resorts International (Hotels, Restaurants & Leisure)		1,930	70,947
Mohawk Industries, Inc. (Household Durables)	(a)	370	31,750
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
NVR, Inc. (Household Durables)	(a)	57	$ 339,908
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		2,940	200,567
PulteGroup, Inc. (Household Durables)		4,760	352,478
PVH Corp. (Textiles, Apparel & Luxury Goods)		4,080	312,161
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,033	352,101
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	55,601
Ross Stores, Inc. (Specialty Retail)		1,180	133,281
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	790	72,791
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	5,078	42,554
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		8,388	241,155
Taylor Morrison Home Corp. (Household Durables)	(a)	4,756	202,653
Tractor Supply Co. (Specialty Retail)		470	95,433
Ulta Beauty, Inc. (Specialty Retail)	(a)	230	91,874
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,140	21,509
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	23,501
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		1,317	292,229
Victoria's Secret & Co. (Specialty Retail)	(a)	386	6,438
Williams-Sonoma, Inc. (Specialty Retail)		1,940	301,476
Wingstop, Inc. (Hotels, Restaurants & Leisure)		2,233	401,583
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		1,150	143,681
			8,444,909
Consumer Staples–3.4%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	60	23,372
Brown-Forman Corp. Class B (Beverages)		1,000	57,690
Bunge Ltd. (Food Products)		860	93,095
Campbell Soup Co. (Food Products)		1,600	65,728
Celsius Holdings, Inc. (Beverages)	(a)	2,052	352,123
Church & Dwight Co., Inc. (Household Products)		847	77,611
Clorox Co. / The (Household Products)		510	66,841
Conagra Brands, Inc. (Food Products)		2,060	56,485
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	970	103,257
Freshpet, Inc. (Food Products)	(a)	4,384	288,818
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	10,404	300,155
Hain Celestial Group, Inc. / The (Food Products)	(a)	15,650	162,290
Hormel Foods Corp. (Food Products)		1,650	62,750
J.M. Smucker Co. / The (Food Products)		580	71,288
Kellogg Co. (Food Products)		1,220	72,602
Kroger Co. / The (Consumer Staples Distribution & Retail)		3,100	138,725
Lamb Weston Holdings, Inc. (Food Products)		510	47,155
Maplebear, Inc. ()	(a)	1,894	56,233
McCormick & Co., Inc. (Food Products)		1,010	76,396
Nomad Foods Ltd. (Food Products)	(a)	16,292	247,964
Tyson Foods, Inc. Class A (Food Products)		1,180	59,578
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		2,410	53,598
			2,533,754
Energy–5.7%
Baker Hughes Co. (Energy Equip. & Svs.)		3,800	134,216
Cameco Corp. (Oil, Gas & Consumable Fuels)		8,950	354,778
ChampionX Corp. (Energy Equip. & Svs.)		8,780	312,744
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		980	162,641
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		690	59,499
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,820	76,281
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2,370	113,049

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		650	$ 100,672
Halliburton Co. (Energy Equip. & Svs.)		3,900	157,950
Hess Corp. (Oil, Gas & Consumable Fuels)		1,130	172,890
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		4,294	244,457
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		5,700	256,500
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		13,624	312,126
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,720	72,760
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	114,808
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		1,180	56,133
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		25,241	352,364
Phillips 66 (Oil, Gas & Consumable Fuels)		1,700	204,255
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	40,353	260,277
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		910	78,005
TechnipFMC PLC (Energy Equip. & Svs.)		17,567	357,313
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		40	72,942
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5,010	168,787
			4,195,447
Financials–14.6%
Aflac, Inc. (Insurance)		2,600	199,550
AGNC Investment Corp. (Mortgage REIT)		4,250	40,120
Allstate Corp. / The (Insurance)		940	104,725
Ally Financial, Inc. (Consumer Finance)		1,520	40,554
American Financial Group, Inc. (Insurance)		2,730	304,859
Ameriprise Financial, Inc. (Capital Markets)		480	158,246
Apollo Global Management, Inc. (Financial Services)		1,752	157,260
Arch Capital Group Ltd. (Insurance)	(a)	1,160	92,464
Ares Management Corp. Class A (Capital Markets)		3,957	407,057
Arthur J. Gallagher & Co. (Insurance)		780	177,785
Bank of New York Mellon Corp. / The (Capital Markets)		2,520	107,478
BankUnited, Inc. (Banks)		5,260	119,402
Block, Inc. (Financial Services)	(a)	1,820	80,553
Brown & Brown, Inc. (Insurance)		1,430	99,871
Carlyle Group, Inc. / The (Capital Markets)		1,790	53,986
CBOE Global Markets, Inc. (Capital Markets)		2,634	411,457
Cincinnati Financial Corp. (Insurance)		680	69,557
Citizens Financial Group, Inc. (Banks)		1,740	46,632
Coinbase Global, Inc. Class A (Capital Markets)	(a)	73	5,481
Comerica, Inc. (Banks)		6,907	286,986
Discover Financial Services (Consumer Finance)		1,250	108,287
East West Bancorp, Inc. (Banks)		1,000	52,710
Euronet Worldwide, Inc. (Financial Services)	(a)	536	42,548
Everest Group Ltd. (Insurance)		980	364,237
FactSet Research Systems, Inc. (Capital Markets)		230	100,570
Fidelity National Information Services, Inc. (Financial Services)		1,990	109,987
Fifth Third Bancorp (Banks)		2,900	73,457
First BanCorp (Banks)		20,180	271,623
First Citizens BancShares, Inc. Class A Class A (Banks)		308	425,071
First Hawaiian, Inc. (Banks)		15,775	284,739
First Horizon Corp. (Banks)		2,360	26,007
FleetCor Technologies, Inc. (Financial Services)	(a)	340	86,816
Flywire Corp. (Financial Services)	(a)	10,384	331,146
Franklin Resources, Inc. (Capital Markets)		2,540	62,433
Global Payments, Inc. (Financial Services)		960	110,774
Hanover Insurance Group, Inc. / The (Insurance)		1,780	197,544
Hartford Financial Services Group, Inc. / The (Insurance)		1,470	104,238
Huntington Bancshares, Inc. (Banks)		4,980	51,792
Invesco Ltd. (Capital Markets)		2,820	40,946
Common Stocks (Continued)		Shares	Value
Financials (continued)
Jack Henry & Associates, Inc. (Financial Services)		470	$ 71,036
Kemper Corp. (Insurance)		3,890	163,497
KeyCorp (Banks)		3,650	39,274
Kinsale Capital Group, Inc. (Insurance)		1,113	460,927
KKR & Co., Inc. (Capital Markets)		2,230	137,368
Loews Corp. (Insurance)		1,370	86,735
LPL Financial Holdings, Inc. (Capital Markets)		280	66,542
M&T Bank Corp. (Banks)		520	65,754
Markel Group, Inc. (Insurance)	(a)	60	88,349
Moelis & Co. Class A (Capital Markets)		4,927	222,356
MSCI, Inc. (Capital Markets)		329	168,803
Nasdaq, Inc. (Capital Markets)		1,410	68,512
Northern Trust Corp. (Capital Markets)		780	54,194
NU Holdings Ltd. Class A (Banks)	(a)	7,760	56,260
PJT Partners, Inc. Class A (Capital Markets)		3,333	264,774
Principal Financial Group, Inc. (Insurance)		1,190	85,763
Prudential Financial, Inc. (Insurance)		1,630	154,671
Raymond James Financial, Inc. (Capital Markets)		870	87,374
Regions Financial Corp. (Banks)		3,530	60,716
Rocket Cos., Inc. Class A (Financial Services)	(a)	5,490	44,908
Ryan Specialty Holdings, Inc. Class A (Insurance)	(a)	4,371	211,556
Selective Insurance Group, Inc. (Insurance)		1,770	182,611
Shift4 Payments, Inc. Class A (Financial Services)	(a)	4,064	225,024
State Street Corp. (Capital Markets)		1,440	96,422
Stifel Financial Corp. (Capital Markets)		4,670	286,925
Synchrony Financial (Consumer Finance)		2,390	73,062
T. Rowe Price Group, Inc. (Capital Markets)		920	96,480
Texas Capital Bancshares, Inc. (Banks)	(a)	4,339	255,567
Tradeweb Markets, Inc. Class A (Capital Markets)		940	75,388
W.R. Berkley Corp. (Insurance)		1,432	90,918
Webster Financial Corp. (Banks)		4,816	194,133
Willis Towers Watson PLC (Insurance)		530	110,749
Wintrust Financial Corp. (Banks)		3,560	268,780
XP, Inc. Class A (Capital Markets)		2,360	54,398
Zions Bancorp N.A. (Banks)		6,930	241,788
			10,720,562
Health Care–12.3%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	3,110	218,664
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,260	140,893
Akero Therapeutics, Inc. (Biotechnology)	(a)	1,924	97,316
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	82,436
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	540	95,634
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,474	210,735
Arcus Biosciences, Inc. (Biotechnology)	(a)	3,705	66,505
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	1,021	95,607
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	5,669	248,302
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	14,066	296,511
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	64,158
Biogen, Inc. (Biotechnology)	(a)	500	128,505
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	56,627
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	43,014
Blueprint Medicines Corp. (Biotechnology)	(a)	2,221	111,539
Bridgebio Pharma, Inc. (Biotechnology)	(a)	4,163	109,778
Cardinal Health, Inc. (Health Care Providers & Svs.)		950	82,479
Cencora, Inc. (Health Care Providers & Svs.)		630	113,381
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	45,075
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		201	63,920
DaVita, Inc. (Health Care Providers & Svs.)	(a)	650	61,445
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,480	138,084
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	9,630	268,485

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Exact Sciences Corp. (Biotechnology)	(a)	640	$ 43,661
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,679	219,543
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	6,819	202,115
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,766	143,861
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,160	80,504
Horizon Therapeutics PLC (Biotechnology)	(a)	810	93,709
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,091	268,659
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	274	32,609
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	350	153,045
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	530	72,758
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,088	267,355
Incyte Corp. (Biotechnology)	(a)	740	42,750
Insulet Corp. (Health Care Equip. & Supplies)	(a)	792	126,316
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	6,347	242,392
Intellia Therapeutics, Inc. (Biotechnology)	(a)	2,385	75,414
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	2,687	139,966
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	780	153,465
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	2,319	218,589
Karuna Therapeutics, Inc. (Biotechnology)	(a)	803	135,779
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		400	80,420
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	3,587	249,225
Legend Biotech Corp. – ADR (Biotechnology)	(a)	1,775	119,227
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	529	77,255
Maravai LifeSciences Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,960	19,600
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	28,934
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	90	99,726
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	98,367
Natera, Inc. (Biotechnology)	(a)	6,555	290,059
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	802	90,225
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	16,180	205,648
QIAGEN N.V. (Life Sciences Tools & Svs.)	(a)	1,580	63,990
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		580	70,679
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,535	244,080
ResMed, Inc. (Health Care Equip. & Supplies)		590	87,243
Revvity, Inc. (Life Sciences Tools & Svs.)		420	46,494
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	1,859	225,348
Seagen, Inc. (Biotechnology)	(a)	530	112,440
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	1,628	324,135
STERIS PLC (Health Care Equip. & Supplies)		346	75,919
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,828	100,818
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		510	64,122
Vaxcyte, Inc. (Biotechnology)	(a)	2,765	140,960
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	113,932
Viatris, Inc. (Pharmaceuticals)		5,730	56,498
Viking Therapeutics, Inc. (Biotechnology)	(a)	5,346	59,180
Vir Biotechnology, Inc. (Biotechnology)	(a)	4,490	42,071
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	69,375
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		300	112,563
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	1,787	61,044
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	95,387
			9,076,547
Common Stocks (Continued)		Shares	Value
Industrials–20.6%
A.O. Smith Corp. (Building Products)		1,130	$ 74,727
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,884	235,419
AECOM (Construction & Engineering)		670	55,637
AGCO Corp. (Machinery)		520	61,506
Alaska Air Group, Inc. (Passenger Airlines)	(a)	5,759	213,544
Allegion PLC (Building Products)		570	59,394
AMETEK, Inc. (Electrical Equip.)		943	139,338
ArcBest Corp. (Ground Transportation)		2,607	265,001
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	2,797	556,575
AZEK Co., Inc. / The (Building Products)	(a)	7,173	213,325
Booz Allen Hamilton Holding Corp. (Professional Svs.)		920	100,528
Broadridge Financial Solutions, Inc. (Professional Svs.)		477	85,407
Builders FirstSource, Inc. (Building Products)	(a)	5,016	624,442
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		790	68,043
Carlisle Cos., Inc. (Building Products)		1,258	326,149
Carrier Global Corp. (Building Products)		3,550	195,960
Cintas Corp. (Commercial Svs. & Supplies)		360	173,164
Clarivate PLC (Professional Svs.)	(a)	4,040	27,108
Copart, Inc. (Commercial Svs. & Supplies)	(a)	3,376	145,472
Cummins, Inc. (Machinery)		610	139,361
Curtiss-Wright Corp. (Aerospace & Defense)		1,664	325,528
Delta Air Lines, Inc. (Passenger Airlines)		2,620	96,940
Dover Corp. (Machinery)		590	82,311
Dycom Industries, Inc. (Construction & Engineering)	(a)	3,479	309,631
Equifax, Inc. (Professional Svs.)		490	89,758
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	61,900
Fastenal Co. (Trading Companies & Distributors)		2,350	128,404
Ferguson PLC (Trading Companies & Distributors)		690	113,484
Fluor Corp. (Construction & Engineering)	(a)	10,790	395,993
Fortive Corp. (Machinery)		1,210	89,734
FTI Consulting, Inc. (Professional Svs.)	(a)	1,217	217,125
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	27,240
Genpact Ltd. (Professional Svs.)		5,830	211,046
Graco, Inc. (Machinery)		990	72,151
HEICO Corp. Class A (Aerospace & Defense)		600	77,532
Herc Holdings, Inc. (Trading Companies & Distributors)		2,573	306,033
Hexcel Corp. (Aerospace & Defense)		3,964	258,215
Howmet Aerospace, Inc. (Aerospace & Defense)		7,962	368,242
Hubbell, Inc. (Electrical Equip.)		180	56,414
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		260	53,191
IDEX Corp. (Machinery)		350	72,807
Ingersoll Rand, Inc. (Machinery)		4,988	317,835
ITT, Inc. (Machinery)		2,471	241,936
Jacobs Solutions, Inc. (Professional Svs.)		500	68,250
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		5,635	282,595
Korn Ferry (Professional Svs.)		3,020	143,269
Leidos Holdings, Inc. (Professional Svs.)		750	69,120
Lennox International, Inc. (Building Products)		230	86,121
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	14,440
Masco Corp. (Building Products)		1,190	63,605
Masonite International Corp. (Building Products)	(a)	1,564	145,796
MasTec, Inc. (Construction & Engineering)	(a)	3,783	272,262
Middleby Corp. / The (Machinery)	(a)	3,783	484,224
Nordson Corp. (Machinery)		360	80,341
Old Dominion Freight Line, Inc. (Ground Transportation)		400	163,656
Oshkosh Corp. (Machinery)		3,084	294,306
Otis Worldwide Corp. (Machinery)		1,680	134,921
Owens Corning (Building Products)		390	53,200
PACCAR, Inc. (Machinery)		2,085	177,267
Parker-Hannifin Corp. (Machinery)		520	202,550
Paychex, Inc. (Professional Svs.)		1,320	152,236

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Paycom Software, Inc. (Professional Svs.)		170	$ 44,076
Quanta Services, Inc. (Construction & Engineering)		480	89,794
Regal Rexnord Corp. (Electrical Equip.)		1,590	227,179
Republic Services, Inc. (Commercial Svs. & Supplies)		860	122,559
Robert Half, Inc. (Professional Svs.)		3,370	246,953
Rockwell Automation, Inc. (Electrical Equip.)		470	134,359
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	76,153
Saia, Inc. (Ground Transportation)	(a)	681	271,481
Sensata Technologies Holding PLC (Electrical Equip.)		6,741	254,945
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	11,256	205,422
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	1,916	313,170
Snap-on, Inc. (Machinery)		210	53,563
Southwest Airlines Co. (Passenger Airlines)		2,410	65,239
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		8,719	140,725
SS&C Technologies Holdings, Inc. (Professional Svs.)		1,030	54,116
Star Bulk Carriers Corp. (Marine Transportation)		11,320	218,249
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	5,464	244,295
Tetra Tech, Inc. (Commercial Svs. & Supplies)		2,013	306,036
TFI International, Inc. (Ground Transportation)		2,124	272,743
Toro Co. / The (Machinery)		670	55,677
Trane Technologies PLC (Building Products)		980	198,852
TransDigm Group, Inc. (Aerospace & Defense)	(a)	150	126,469
TransUnion (Professional Svs.)		780	55,996
U-Haul Holding Co. NVS (Ground Transportation)		900	47,151
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	1,100	46,530
United Rentals, Inc. (Trading Companies & Distributors)		298	132,482
Verisk Analytics, Inc. (Professional Svs.)		649	153,320
W.W. Grainger, Inc. (Trading Companies & Distributors)		180	124,531
Watsco, Inc. (Trading Companies & Distributors)		260	98,207
Westinghouse Air Brake Technologies Corp. (Machinery)		930	98,831
Xylem, Inc. (Machinery)		730	66,452
			15,167,264
Information Technology–16.4%
ACI Worldwide, Inc. (Software)	(a)	10,308	232,549
Akamai Technologies, Inc. (IT Svs.)	(a)	660	70,316
Amdocs Ltd. (IT Svs.)		1,000	84,490
Amkor Technology, Inc. (Semiconductors & Equip.)		8,540	193,004
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,390	200,736
ANSYS, Inc. (Software)	(a)	350	104,143
Aspen Technology, Inc. (Software)	(a)	310	63,321
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		5,769	278,008
Belden, Inc. (Electronic Equip., Instr. & Comp.)		2,830	273,237
Bentley Systems, Inc. Class B (Software)		1,100	55,176
BILL Holdings, Inc. (Software)	(a)	490	53,199
Calix, Inc. (Communications Equip.)	(a)	328	15,036
CDW Corp. (Electronic Equip., Instr. & Comp.)		590	119,038
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	56,736
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	115,835
CommVault Systems, Inc. (Software)	(a)	4,089	276,457
Corning, Inc. (Electronic Equip., Instr. & Comp.)		3,080	93,848
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		3,288	182,714
Crowdstrike Holdings, Inc. Class A (Software)	(a)	727	121,685
Datadog, Inc. Class A (Software)	(a)	924	84,167
Dropbox, Inc. Class A (Software)	(a)	2,970	80,873
Dynatrace, Inc. (Software)	(a)	10,320	482,254
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	550	66,083
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Entegris, Inc. (Semiconductors & Equip.)		680	$ 63,859
EPAM Systems, Inc. (IT Svs.)	(a)	220	56,252
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	393	65,482
Fair Isaac Corp. (Software)	(a)	425	369,125
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	59,788
Five9, Inc. (Software)	(a)	5,191	333,781
FormFactor, Inc. (Semiconductors & Equip.)	(a)	8,710	304,327
Freshworks, Inc. Class A (Software)	(a)	15,893	316,589
Gartner, Inc. (IT Svs.)	(a)	390	134,008
Gen Digital, Inc. (Software)		17,480	309,046
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	50,043
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	92,061
HP, Inc. (Tech. Hardware, Storage & Periph.)		3,620	93,034
HubSpot, Inc. (Software)	(a)	606	298,455
Juniper Networks, Inc. (Communications Equip.)		1,396	38,795
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	760	100,556
Klaviyo, Inc. Class A (Software)	(a)	6,797	234,497
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		2,580	125,465
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	5,157	443,141
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		976	241,384
Lumentum Holdings, Inc. (Communications Equip.)	(a)	4,900	221,382
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	4,559	371,923
Manhattan Associates, Inc. (Software)	(a)	2,335	461,536
Marvell Technology, Inc. (Semiconductors & Equip.)		2,880	155,894
Microchip Technology, Inc. (Semiconductors & Equip.)		2,046	159,690
Monday.com Ltd. (Software)	(a)	1,658	263,987
MongoDB, Inc. (IT Svs.)	(a)	914	316,116
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		698	322,476
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		1,449	86,389
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,903	272,966
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,404	130,502
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	100,640
PTC, Inc. (Software)	(a)	3,408	482,846
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	44,871
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	67,041
Smartsheet, Inc. Class A (Software)	(a)	6,293	254,615
Splunk, Inc. (Software)	(a)	660	96,525
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,880	257,587
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	175	71,502
Teradyne, Inc. (Semiconductors & Equip.)		680	68,313
Tyler Technologies, Inc. (Software)	(a)	180	69,505
Unity Software, Inc. (Software)	(a)	2,300	72,197
Universal Display Corp. (Semiconductors & Equip.)		2,382	373,950
VeriSign, Inc. (IT Svs.)	(a)	410	83,037
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	57,038
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	29,413
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	52,037
Zoom Video Communications, Inc. Class A (Software)	(a)	870	60,848
Zscaler, Inc. (Software)	(a)	370	57,568
			12,094,987
Materials–3.3%
Albemarle Corp. (Chemicals)		470	79,919
Alcoa Corp. (Metals & Mining)		894	25,980
Amcor PLC (Containers & Packaging)		6,490	59,448
ATI, Inc. (Metals & Mining)	(a)	5,070	208,630

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Ball Corp. (Containers & Packaging)		1,300	$ 64,714
Berry Global Group, Inc. (Containers & Packaging)		4,850	300,263
Celanese Corp. (Chemicals)		490	61,505
CF Industries Holdings, Inc. (Chemicals)		221	18,949
Corteva, Inc. (Chemicals)		3,080	157,573
Crown Holdings, Inc. (Containers & Packaging)		630	55,742
DuPont de Nemours, Inc. (Chemicals)		1,582	118,001
Eastman Chemical Co. (Chemicals)		660	50,635
Element Solutions, Inc. (Chemicals)		11,486	225,240
Huntsman Corp. (Chemicals)		1,585	38,674
International Flavors & Fragrances, Inc. (Chemicals)		939	64,012
International Paper Co. (Containers & Packaging)		229	8,123
LyondellBasell Industries N.V. Class A (Chemicals)		1,050	99,435
Martin Marietta Materials, Inc. (Construction Materials)		250	102,620
Mosaic Co. / The (Chemicals)		1,320	46,992
Nucor Corp. (Metals & Mining)		850	132,897
Packaging Corp. of America (Containers & Packaging)		520	79,846
PPG Industries, Inc. (Chemicals)		970	125,906
Sealed Air Corp. (Containers & Packaging)		1,230	40,418
Steel Dynamics, Inc. (Metals & Mining)		662	70,980
Vulcan Materials Co. (Construction Materials)		540	109,091
Westrock Co. (Containers & Packaging)		1,370	49,046
			2,394,639
Real Estate–5.6%
Alexandria Real Estate Equities, Inc. (Office REITs)		550	55,055
American Homes 4 Rent Class A (Residential REITs)		2,060	69,401
Americold Realty Trust, Inc. (Industrial REITs)		1,890	57,475
Apartment Income REIT Corp. (Residential REITs)		8,710	267,397
AvalonBay Communities, Inc. (Residential REITs)		570	97,892
Boston Properties, Inc. (Office REITs)		700	41,636
Broadstone Net Lease, Inc. (Diversified REITs)		11,371	162,605
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,370	101,188
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,620	124,562
CubeSmart (Specialized REITs)		5,920	225,730
Digital Realty Trust, Inc. (Specialized REITs)		980	118,600
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	70,081
Equity Residential (Residential REITs)		1,510	88,652
Essex Property Trust, Inc. (Residential REITs)		270	57,264
Extra Space Storage, Inc. (Specialized REITs)		689	83,769
First Industrial Realty Trust, Inc. (Industrial REITs)		4,381	208,492
Gaming and Leisure Properties, Inc. (Specialized REITs)		1,640	74,702
Healthpeak Properties, Inc. (Health Care REITs)		2,220	40,759
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		3,060	49,174
Invitation Homes, Inc. (Residential REITs)		2,300	72,887
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Iron Mountain, Inc. (Specialized REITs)		940	$ 55,883
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	2,254	318,220
Kimco Realty Corp. (Retail REITs)		3,630	63,852
Lamar Advertising Co. Class A (Specialized REITs)		767	64,021
Mid-America Apartment Communities, Inc. (Residential REITs)		480	61,752
Physicians Realty Trust (Health Care REITs)		17,544	213,861
Realty Income Corp. (Retail REITs)		2,650	132,341
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		946	78,783
SBA Communications Corp. (Specialized REITs)		420	84,071
Simon Property Group, Inc. (Retail REITs)		1,340	144,760
STAG Industrial, Inc. (Industrial REITs)		8,470	292,300
Sun Communities, Inc. (Residential REITs)		460	54,436
UDR, Inc. (Residential REITs)		1,640	58,499
Ventas, Inc. (Health Care REITs)		1,530	64,459
VICI Properties, Inc. (Specialized REITs)		3,360	97,776
W.P. Carey, Inc. (Diversified REITs)		1,020	55,162
Welltower, Inc. (Health Care REITs)		1,710	140,083
Weyerhaeuser Co. (Specialized REITs)		3,060	93,820
			4,141,400
Utilities–3.0%
Ameren Corp. (Multi-Utilities)		1,010	75,578
American Water Works Co., Inc. (Water Utilities)		750	92,873
Atmos Energy Corp. (Gas Utilities)		530	56,143
Avangrid, Inc. (Electric Utilities)		1,500	45,255
CenterPoint Energy, Inc. (Multi-Utilities)		2,070	55,580
CMS Energy Corp. (Multi-Utilities)		1,180	62,670
Consolidated Edison, Inc. (Multi-Utilities)		1,410	120,597
Constellation Energy Corp. (Electric Utilities)		1,120	122,170
DTE Energy Co. (Multi-Utilities)		790	78,431
Edison International (Electric Utilities)		1,470	93,036
Entergy Corp. (Electric Utilities)		830	76,775
Essential Utilities, Inc. (Water Utilities)		1,620	55,615
Eversource Energy (Electric Utilities)		1,400	81,410
FirstEnergy Corp. (Electric Utilities)		2,210	75,538
IDACORP, Inc. (Electric Utilities)		3,310	309,981
PG&E Corp. (Electric Utilities)	(a)	7,056	113,813
Portland General Electric Co. (Electric Utilities)		6,400	259,072
PPL Corp. (Electric Utilities)		3,140	73,978
Public Service Enterprise Group, Inc. (Multi-Utilities)		2,070	117,804
WEC Energy Group, Inc. (Multi-Utilities)		1,290	103,909
Xcel Energy, Inc. (Electric Utilities)		2,150	123,023
			2,193,251
Total Common Stocks (Cost $76,514,152)			$72,605,098

Exchange Traded Funds–0.2%		Shares	Value
iShares Russell Mid-Cap ETF		1,913	$ 132,475
Total Exchange Traded Funds (Cost $138,286)			$132,475
Total Investments – 98.8% (Cost $76,652,438)	(b)		$72,737,573
Other Assets in Excess of Liabilities – 1.2%			902,631
Net Assets – 100.0%			$73,640,204

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–99.4%		Shares	Value
Communication Services–8.8%
Activision Blizzard, Inc. (Entertainment)		22,009	$ 2,060,703
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	182,517	23,884,175
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	155,284	20,474,195
AT&T, Inc. (Diversified Telecom. Svs.)		219,971	3,303,964
Charter Communications, Inc. Class A (Media)	(a)	3,132	1,377,516
Comcast Corp. Class A (Media)		126,625	5,614,553
Electronic Arts, Inc. (Entertainment)		7,585	913,234
Fox Corp. Class A (Media)		8,322	259,646
Fox Corp. Class B (Media)		3,509	101,340
Interpublic Group of Cos., Inc. / The (Media)		11,857	339,822
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,365	362,470
Match Group, Inc. (Interactive Media & Svs.)	(a)	8,556	335,181
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	68,379	20,528,060
Netflix, Inc. (Entertainment)	(a)	13,634	5,148,198
News Corp. Class A (Media)		11,537	231,432
News Corp. Class B (Media)		3,667	76,530
Omnicom Group, Inc. (Media)		6,057	451,125
Paramount Global Class B (Media)		14,876	191,900
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,849	680,751
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	15,924	2,230,156
Verizon Communications, Inc. (Diversified Telecom. Svs.)		129,348	4,192,169
Walt Disney Co. / The (Entertainment)	(a)	56,301	4,563,196
Warner Bros. Discovery, Inc. (Entertainment)	(a)	68,211	740,772
			98,061,088
Consumer Discretionary–10.6%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	13,119	1,800,058
Amazon.com, Inc. (Broadline Retail)	(a)	279,341	35,509,828
Aptiv PLC (Automobile Components)	(a)	8,705	858,226
AutoZone, Inc. (Specialty Retail)	(a)	559	1,419,854
Bath & Body Works, Inc. (Specialty Retail)		7,052	238,358
Best Buy Co., Inc. (Specialty Retail)		5,983	415,639
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	1,098	3,386,177
BorgWarner, Inc. (Automobile Components)		7,228	291,794
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,605	306,142
CarMax, Inc. (Specialty Retail)	(a)	4,864	344,031
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	30,958	424,744
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	849	1,555,224
D.R. Horton, Inc. (Household Durables)		9,373	1,007,316
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,710	531,346
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,080	409,093
eBay, Inc. (Broadline Retail)		16,367	721,621
Etsy, Inc. (Broadline Retail)	(a)	3,762	242,950
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4,244	437,429
Ford Motor Co. (Automobiles)		120,922	1,501,851
Garmin Ltd. (Household Durables)		4,715	496,018
General Motors Co. (Automobiles)		42,343	1,396,049
Genuine Parts Co. (Distributors)		4,318	623,433
Hasbro, Inc. (Leisure Products)		4,018	265,751
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		8,048	1,208,649
Home Depot, Inc. / The (Specialty Retail)		30,932	9,346,413
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		10,144	465,001
Lennar Corp. Class A (Household Durables)		7,774	872,476
LKQ Corp. (Distributors)		8,248	408,358
Lowe's Cos., Inc. (Specialty Retail)		18,030	3,747,355
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		7,709	1,515,281
McDonald's Corp. (Hotels, Restaurants & Leisure)		22,419	5,906,061
MGM Resorts International (Hotels, Restaurants & Leisure)		8,647	317,864
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Mohawk Industries, Inc. (Household Durables)	(a)	1,612	$ 138,326
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		37,695	3,604,396
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	13,025	214,652
NVR, Inc. (Household Durables)	(a)	100	596,330
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,858	1,688,662
Pool Corp. (Distributors)		1,202	428,032
PulteGroup, Inc. (Household Durables)		6,757	500,356
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,247	144,764
Ross Stores, Inc. (Specialty Retail)		10,483	1,184,055
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	7,252	668,199
Starbucks Corp. (Hotels, Restaurants & Leisure)		35,241	3,216,446
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7,120	204,700
Tesla, Inc. (Automobiles)	(a)	84,956	21,257,690
TJX Cos., Inc. / The (Specialty Retail)		35,356	3,142,441
Tractor Supply Co. (Specialty Retail)		3,350	680,217
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,530	611,159
V.F. Corp. (Textiles, Apparel & Luxury Goods)		10,113	178,697
Whirlpool Corp. (Household Durables)		1,683	225,017
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,982	275,567
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		8,612	1,075,983
			118,006,079
Consumer Staples–6.5%
Altria Group, Inc. (Tobacco)		54,602	2,296,014
Archer-Daniels-Midland Co. (Food Products)		16,494	1,243,977
Brown-Forman Corp. Class B (Beverages)		5,616	323,987
Bunge Ltd. (Food Products)		4,644	502,713
Campbell Soup Co. (Food Products)		6,057	248,822
Church & Dwight Co., Inc. (Household Products)		7,569	693,547
Clorox Co. / The (Household Products)		3,816	500,125
Coca-Cola Co. / The (Beverages)		119,730	6,702,485
Colgate-Palmolive Co. (Household Products)		25,435	1,808,683
Conagra Brands, Inc. (Food Products)		14,678	402,471
Constellation Brands, Inc. Class A (Beverages)		4,958	1,246,094
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		13,633	7,702,100
Dollar General Corp. (Consumer Staples Distribution & Retail)		6,749	714,044
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	6,444	685,964
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		7,123	1,029,630
General Mills, Inc. (Food Products)		18,002	1,151,948
Hershey Co. / The (Food Products)		4,609	922,169
Hormel Foods Corp. (Food Products)		8,883	337,820
J.M. Smucker Co. / The (Food Products)		3,143	386,306
Kellogg Co. (Food Products)		8,113	482,805
Kenvue, Inc. (Personal Care Products)		53,022	1,064,682
Keurig Dr Pepper, Inc. (Beverages)		30,963	977,502
Kimberly-Clark Corp. (Household Products)		10,411	1,258,169
Kraft Heinz Co. / The (Food Products)		24,550	825,862
Kroger Co. / The (Consumer Staples Distribution & Retail)		20,315	909,096
Lamb Weston Holdings, Inc. (Food Products)		4,485	414,683
McCormick & Co., Inc. (Food Products)		7,744	585,756
Molson Coors Beverage Co. Class B (Beverages)		5,716	363,480
Mondelez International, Inc. Class A (Food Products)		41,846	2,904,112
Monster Beverage Corp. (Beverages)	(a)	22,885	1,211,761
PepsiCo, Inc. (Beverages)		42,351	7,175,953
Philip Morris International, Inc. (Tobacco)		47,758	4,421,436
Procter & Gamble Co. / The (Household Products)		72,517	10,577,330
Sysco Corp. (Consumer Staples Distribution & Retail)		15,544	1,026,681

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Target Corp. (Consumer Staples Distribution & Retail)		14,201	$ 1,570,205
Tyson Foods, Inc. Class A (Food Products)		8,791	443,858
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		22,069	490,815
Walmart, Inc. (Consumer Staples Distribution & Retail)		43,902	7,021,247
			72,624,332
Energy–4.7%
APA Corp. (Oil, Gas & Consumable Fuels)		9,461	388,847
Baker Hughes Co. (Energy Equip. & Svs.)		31,060	1,097,039
Chevron Corp. (Oil, Gas & Consumable Fuels)		54,583	9,203,785
ConocoPhillips (Oil, Gas & Consumable Fuels)		36,841	4,413,552
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		23,270	629,453
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		19,704	939,881
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5,503	852,305
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		17,913	2,270,652
EQT Corp. (Oil, Gas & Consumable Fuels)		11,130	451,655
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		123,157	14,480,800
Halliburton Co. (Energy Equip. & Svs.)		27,652	1,119,906
Hess Corp. (Oil, Gas & Consumable Fuels)		8,502	1,300,806
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		59,644	988,898
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		18,654	498,995
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,300	1,861,482
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		20,415	1,324,525
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		17,919	1,136,602
Phillips 66 (Oil, Gas & Consumable Fuels)		13,698	1,645,815
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,173	1,646,562
Schlumberger N.V. (Energy Equip. & Svs.)		43,723	2,549,051
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		6,883	590,011
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,865	1,539,679
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		37,423	1,260,781
			52,191,082
Financials–12.7%
Aflac, Inc. (Insurance)		16,627	1,276,122
Allstate Corp. / The (Insurance)		8,051	896,962
American Express Co. (Consumer Finance)		17,901	2,670,650
American International Group, Inc. (Insurance)		21,906	1,327,504
Ameriprise Financial, Inc. (Capital Markets)		3,157	1,040,800
Aon PLC Class A (Insurance)		6,241	2,023,457
Arch Capital Group Ltd. (Insurance)	(a)	11,475	914,672
Arthur J. Gallagher & Co. (Insurance)		6,631	1,511,404
Assurant, Inc. (Insurance)		1,633	234,466
Bank of America Corp. (Banks)		212,704	5,823,836
Bank of New York Mellon Corp. / The (Capital Markets)		23,962	1,021,979
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	56,106	19,653,932
BlackRock, Inc. (Capital Markets)		4,318	2,791,544
Blackstone, Inc. (Capital Markets)		21,838	2,339,723
Brown & Brown, Inc. (Insurance)		7,240	505,642
Capital One Financial Corp. (Consumer Finance)		11,720	1,137,426
CBOE Global Markets, Inc. (Capital Markets)		3,244	506,745
Charles Schwab Corp. / The (Capital Markets)		45,750	2,511,675
Chubb Ltd. (Insurance)		12,636	2,630,563
Cincinnati Financial Corp. (Insurance)		4,813	492,322
Citigroup, Inc. (Banks)		59,249	2,436,911
Citizens Financial Group, Inc. (Banks)		14,564	390,315
Common Stocks (Continued)		Shares	Value
Financials (continued)
CME Group, Inc. (Capital Markets)		11,065	$ 2,215,434
Comerica, Inc. (Banks)		4,031	167,488
Discover Financial Services (Consumer Finance)		7,697	666,791
Everest Group Ltd. (Insurance)		1,331	494,693
FactSet Research Systems, Inc. (Capital Markets)		1,173	512,906
Fidelity National Information Services, Inc. (Financial Services)		18,197	1,005,748
Fifth Third Bancorp (Banks)		20,998	531,879
Fiserv, Inc. (Financial Services)	(a)	18,757	2,118,791
FleetCor Technologies, Inc. (Financial Services)	(a)	2,279	581,920
Franklin Resources, Inc. (Capital Markets)		8,767	215,493
Global Payments, Inc. (Financial Services)		8,002	923,351
Globe Life, Inc. (Insurance)		2,674	290,744
Goldman Sachs Group, Inc. / The (Capital Markets)		10,143	3,281,971
Hartford Financial Services Group, Inc. / The (Insurance)		9,410	667,263
Huntington Bancshares, Inc. (Banks)		44,614	463,986
Intercontinental Exchange, Inc. (Capital Markets)		17,603	1,936,682
Invesco Ltd. (Capital Markets)		13,829	200,797
Jack Henry & Associates, Inc. (Financial Services)		2,236	337,949
JPMorgan Chase & Co. (Banks)		89,405	12,965,513
KeyCorp (Banks)		28,664	308,425
Loews Corp. (Insurance)		5,684	359,854
M&T Bank Corp. (Banks)		5,094	644,136
MarketAxess Holdings, Inc. (Capital Markets)		1,166	249,104
Marsh & McLennan Cos., Inc. (Insurance)		15,193	2,891,228
Mastercard, Inc. Class A (Financial Services)		25,597	10,134,108
MetLife, Inc. (Insurance)		19,441	1,223,033
Moody's Corp. (Capital Markets)		4,854	1,534,689
Morgan Stanley (Capital Markets)		39,254	3,205,874
MSCI, Inc. (Capital Markets)		2,433	1,248,324
Nasdaq, Inc. (Capital Markets)		10,431	506,842
Northern Trust Corp. (Capital Markets)		6,373	442,796
PayPal Holdings, Inc. (Financial Services)	(a)	33,789	1,975,305
PNC Financial Services Group, Inc. / The (Banks)		12,256	1,504,669
Principal Financial Group, Inc. (Insurance)		6,849	493,607
Progressive Corp. / The (Insurance)		18,008	2,508,514
Prudential Financial, Inc. (Insurance)		11,177	1,060,586
Raymond James Financial, Inc. (Capital Markets)		5,783	580,787
Regions Financial Corp. (Banks)		28,942	497,802
S&P Global, Inc. (Capital Markets)		10,010	3,657,754
State Street Corp. (Capital Markets)		9,808	656,744
Synchrony Financial (Consumer Finance)		12,888	393,986
T. Rowe Price Group, Inc. (Capital Markets)		6,909	724,547
Travelers Cos., Inc. / The (Insurance)		7,044	1,150,356
Truist Financial Corp. (Banks)		40,954	1,171,694
U.S. Bancorp (Banks)		47,916	1,584,103
Visa, Inc. (Financial Services)		49,433	11,370,084
W.R. Berkley Corp. (Insurance)		6,282	398,844
Wells Fargo & Co. (Banks)		112,567	4,599,488
Willis Towers Watson PLC (Insurance)		3,226	674,105
Zions Bancorp N.A. (Banks)		4,525	157,877
			141,627,314
Health Care–13.3%
Abbott Laboratories (Health Care Equip. & Supplies)		53,388	5,170,628
AbbVie, Inc. (Biotechnology)		54,303	8,094,405
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		9,091	1,016,556
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,190	668,651
Amgen, Inc. (Biotechnology)		16,457	4,422,983
Baxter International, Inc. (Health Care Equip. & Supplies)		15,615	589,310
Becton Dickinson & Co. (Health Care Equip. & Supplies)		8,925	2,307,380
Biogen, Inc. (Biotechnology)	(a)	4,450	1,143,694

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	643	$ 230,483
Bio-Techne Corp. (Life Sciences Tools & Svs.)		4,834	329,050
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	45,044	2,378,323
Bristol-Myers Squibb Co. (Pharmaceuticals)		64,276	3,730,579
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,823	679,193
Catalent, Inc. (Pharmaceuticals)	(a)	5,571	253,648
Cencora, Inc. (Health Care Providers & Svs.)		5,125	922,346
Centene Corp. (Health Care Providers & Svs.)	(a)	16,659	1,147,472
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,569	307,493
Cigna Group / The (Health Care Providers & Svs.) (Health Care Providers & Svs.)		9,106	2,604,953
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,523	484,329
CVS Health Corp. (Health Care Providers & Svs.)		39,537	2,760,473
Danaher Corp. (Life Sciences Tools & Svs.)		20,218	5,016,086
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,658	156,731
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		6,521	222,757
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	11,927	1,112,789
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	18,709	1,296,159
Elevance Health, Inc. (Health Care Providers & Svs.)		7,250	3,156,795
Eli Lilly & Co. (Pharmaceuticals)		24,532	13,176,873
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		12,039	819,134
Gilead Sciences, Inc. (Biotechnology)		38,336	2,872,900
HCA Healthcare, Inc. (Health Care Providers & Svs.)		6,191	1,522,862
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	4,039	299,896
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	7,545	523,623
Humana, Inc. (Health Care Providers & Svs.)		3,812	1,854,614
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,554	1,116,788
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,866	668,004
Incyte Corp. (Biotechnology)	(a)	5,740	331,600
Insulet Corp. (Health Care Equip. & Supplies)	(a)	2,142	341,628
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	10,812	3,160,239
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,636	1,108,883
Johnson & Johnson (Pharmaceuticals)		74,085	11,538,739
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		2,725	547,861
McKesson Corp. (Health Care Providers & Svs.)		4,149	1,804,193
Medtronic PLC (Health Care Equip. & Supplies)		40,955	3,209,234
Merck & Co., Inc. (Pharmaceuticals)		78,068	8,037,101
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	673	745,731
Moderna, Inc. (Biotechnology)	(a)	10,189	1,052,422
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,794	588,235
Organon & Co. (Pharmaceuticals)		7,779	135,043
Pfizer, Inc. (Pharmaceuticals)		173,710	5,761,961
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,450	420,417
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,284	2,702,601
ResMed, Inc. (Health Care Equip. & Supplies)		4,517	667,929
Revvity, Inc. (Life Sciences Tools & Svs.)		3,823	423,206
STERIS PLC (Health Care Equip. & Supplies)		3,035	665,940
Stryker Corp. (Health Care Equip. & Supplies)		10,398	2,841,461
Teleflex, Inc. (Health Care Equip. & Supplies)		1,447	284,205
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		11,874	6,010,263
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		28,498	14,368,407
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,912	$ 240,396
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,937	2,760,012
Viatris, Inc. (Pharmaceuticals)		36,832	363,164
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,820	499,062
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		2,272	852,477
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		6,416	720,003
Zoetis, Inc. (Pharmaceuticals)		14,163	2,464,079
			147,704,452
Industrials–8.3%
3M Co. (Industrial Conglomerates)		16,974	1,589,106
A.O. Smith Corp. (Building Products)		3,844	254,204
Alaska Air Group, Inc. (Passenger Airlines)	(a)	3,903	144,723
Allegion PLC (Building Products)		2,690	280,298
American Airlines Group, Inc. (Passenger Airlines)	(a)	20,129	257,853
AMETEK, Inc. (Electrical Equip.)		7,091	1,047,766
Automatic Data Processing, Inc. (Professional Svs.)		12,673	3,048,870
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	2,162	430,216
Boeing Co. / The (Aerospace & Defense)	(a)	17,447	3,344,241
Broadridge Financial Solutions, Inc. (Professional Svs.)		3,626	649,235
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,566	307,140
Carrier Global Corp. (Building Products)		25,744	1,421,069
Caterpillar, Inc. (Machinery)		15,695	4,284,735
Ceridian HCM Holding, Inc. (Professional Svs.)	(a)	4,805	326,019
Cintas Corp. (Commercial Svs. & Supplies)		2,660	1,279,487
Copart, Inc. (Commercial Svs. & Supplies)	(a)	26,725	1,151,580
CSX Corp. (Ground Transportation)		61,731	1,898,228
Cummins, Inc. (Machinery)		4,351	994,029
Deere & Co. (Machinery)		8,389	3,165,841
Delta Air Lines, Inc. (Passenger Airlines)		19,818	733,266
Dover Corp. (Machinery)		4,295	599,195
Eaton Corp. PLC (Electrical Equip.)		12,278	2,618,652
Emerson Electric Co. (Electrical Equip.)		17,588	1,698,473
Equifax, Inc. (Professional Svs.)		3,774	691,321
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,551	521,681
Fastenal Co. (Trading Companies & Distributors)		17,547	958,768
FedEx Corp. (Air Freight & Logistics)		7,119	1,885,965
Fortive Corp. (Machinery)		10,832	803,301
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,910	208,114
General Dynamics Corp. (Aerospace & Defense)		6,969	1,539,940
General Electric Co. (Industrial Conglomerates)		33,482	3,701,435
Honeywell International, Inc. (Industrial Conglomerates)		20,429	3,774,053
Howmet Aerospace, Inc. (Aerospace & Defense)		12,045	557,081
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,234	252,452
IDEX Corp. (Machinery)		2,331	484,895
Illinois Tool Works, Inc. (Machinery)		8,467	1,950,035
Ingersoll Rand, Inc. (Machinery)		12,461	794,015
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,513	473,751
Jacobs Solutions, Inc. (Professional Svs.)		3,885	530,303
Johnson Controls International PLC (Building Products)		20,943	1,114,377
L3Harris Technologies, Inc. (Aerospace & Defense)		5,819	1,013,204
Leidos Holdings, Inc. (Professional Svs.)		4,218	388,731
Lockheed Martin Corp. (Aerospace & Defense)		6,894	2,819,370
Masco Corp. (Building Products)		6,920	369,874
Nordson Corp. (Machinery)		1,670	372,694
Norfolk Southern Corp. (Ground Transportation)		6,985	1,375,556

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Northrop Grumman Corp. (Aerospace & Defense)		4,375	$ 1,925,831
Old Dominion Freight Line, Inc. (Ground Transportation)		2,757	1,127,999
Otis Worldwide Corp. (Machinery)		12,669	1,017,447
PACCAR, Inc. (Machinery)		16,085	1,367,547
Parker-Hannifin Corp. (Machinery)		3,948	1,537,825
Paychex, Inc. (Professional Svs.)		9,872	1,138,538
Paycom Software, Inc. (Professional Svs.)		1,522	394,609
Pentair PLC (Machinery)		5,059	327,570
Quanta Services, Inc. (Construction & Engineering)		4,475	837,138
Republic Services, Inc. (Commercial Svs. & Supplies)		6,337	903,086
Robert Half, Inc. (Professional Svs.)		3,297	241,604
Rockwell Automation, Inc. (Electrical Equip.)		3,530	1,009,121
Rollins, Inc. (Commercial Svs. & Supplies)		8,638	322,457
RTX Corp. (Aerospace & Defense)		44,779	3,222,745
Snap-on, Inc. (Machinery)		1,629	415,493
Southwest Airlines Co. (Passenger Airlines)		18,324	496,031
Stanley Black & Decker, Inc. (Machinery)		4,714	393,996
Textron, Inc. (Aerospace & Defense)		6,094	476,185
Trane Technologies PLC (Building Products)		7,020	1,424,428
TransDigm Group, Inc. (Aerospace & Defense)	(a)	1,698	1,431,635
Union Pacific Corp. (Ground Transportation)		18,750	3,818,063
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	10,089	426,765
United Parcel Service, Inc. Class B (Air Freight & Logistics)		22,256	3,469,043
United Rentals, Inc. (Trading Companies & Distributors)		2,102	934,486
Verisk Analytics, Inc. (Professional Svs.)		4,467	1,055,284
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,369	947,129
Waste Management, Inc. (Commercial Svs. & Supplies)		11,336	1,728,060
Westinghouse Air Brake Technologies Corp. (Machinery)		5,523	586,929
Xylem, Inc. (Machinery)		7,411	674,623
			91,756,809
Information Technology–27.3%
Accenture PLC Class A (IT Svs.)		19,407	5,960,084
Adobe, Inc. (Software)	(a)	14,023	7,150,328
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	49,714	5,111,593
Akamai Technologies, Inc. (IT Svs.)	(a)	4,678	498,394
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		18,344	1,540,713
Analog Devices, Inc. (Semiconductors & Equip.)		15,425	2,700,763
ANSYS, Inc. (Software)	(a)	2,668	793,863
Apple, Inc. (Tech. Hardware, Storage & Periph.)		452,135	77,410,033
Applied Materials, Inc. (Semiconductors & Equip.)		25,833	3,576,579
Arista Networks, Inc. (Communications Equip.)	(a)	7,706	1,417,365
Autodesk, Inc. (Software)	(a)	6,577	1,360,847
Broadcom, Inc. (Semiconductors & Equip.)		12,696	10,545,044
Cadence Design Systems, Inc. (Software)	(a)	8,363	1,959,451
CDW Corp. (Electronic Equip., Instr. & Comp.)		4,126	832,462
Cisco Systems, Inc. (Communications Equip.)		125,377	6,740,268
Cognizant Technology Solutions Corp. Class A (IT Svs.)		15,541	1,052,747
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,652	720,676
DXC Technology Co. (IT Svs.)	(a)	6,328	131,812
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	4,196	504,149
EPAM Systems, Inc. (IT Svs.)	(a)	1,784	456,151
F5, Inc. (Communications Equip.)	(a)	1,819	293,114
Fair Isaac Corp. (Software)	(a)	764	663,557
First Solar, Inc. (Semiconductors & Equip.)	(a)	3,287	531,146
Fortinet, Inc. (Software)	(a)	20,048	1,176,417
Gartner, Inc. (IT Svs.)	(a)	2,425	833,254
Gen Digital, Inc. (Software)		17,328	306,359
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		39,633	$ 688,425
HP, Inc. (Tech. Hardware, Storage & Periph.)		26,687	685,856
Intel Corp. (Semiconductors & Equip.)		128,846	4,580,475
International Business Machines Corp. (IT Svs.)		28,019	3,931,066
Intuit, Inc. (Software)		8,617	4,402,770
Juniper Networks, Inc. (Communications Equip.)		9,916	275,566
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,479	724,927
KLA Corp. (Semiconductors & Equip.)		4,206	1,929,124
Lam Research Corp. (Semiconductors & Equip.)		4,101	2,570,384
Microchip Technology, Inc. (Semiconductors & Equip.)		16,746	1,307,025
Micron Technology, Inc. (Semiconductors & Equip.)		33,697	2,292,407
Microsoft Corp. (Software)		228,580	72,174,135
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,470	679,140
Motorola Solutions, Inc. (Communications Equip.)		5,140	1,399,314
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,498	493,068
NVIDIA Corp. (Semiconductors & Equip.)		75,990	33,054,890
NXP Semiconductors N.V. (Semiconductors & Equip.)		7,931	1,585,566
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	13,277	1,234,097
Oracle Corp. (Software)		48,433	5,130,023
Palo Alto Networks, Inc. (Software)	(a)	9,410	2,206,080
PTC, Inc. (Software)	(a)	3,657	518,124
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,012	287,556
QUALCOMM, Inc. (Semiconductors & Equip.)		34,334	3,813,134
Roper Technologies, Inc. (Software)		3,283	1,589,891
Salesforce, Inc. (Software)	(a)	29,966	6,076,506
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		5,921	390,490
ServiceNow, Inc. (Software)	(a)	6,277	3,508,592
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,912	484,274
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	1,744	225,865
Synopsys, Inc. (Software)	(a)	4,682	2,148,898
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		9,664	1,193,794
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,449	592,032
Teradyne, Inc. (Semiconductors & Equip.)		4,747	476,884
Texas Instruments, Inc. (Semiconductors & Equip.)		27,931	4,441,308
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,618	410,305
Tyler Technologies, Inc. (Software)	(a)	1,296	500,437
VeriSign, Inc. (IT Svs.)	(a)	2,759	558,780
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	9,849	449,410
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,581	373,954
			303,651,741
Materials–2.4%
Air Products and Chemicals, Inc. (Chemicals)		6,834	1,936,756
Albemarle Corp. (Chemicals)		3,608	613,504
Amcor PLC (Containers & Packaging)		45,289	414,847
Avery Dennison Corp. (Containers & Packaging)		2,486	454,118
Ball Corp. (Containers & Packaging)		9,704	483,065
Celanese Corp. (Chemicals)		3,076	386,100
CF Industries Holdings, Inc. (Chemicals)		5,939	509,210
Corteva, Inc. (Chemicals)		21,841	1,117,386
Dow, Inc. (Chemicals)		21,641	1,115,810
DuPont de Nemours, Inc. (Chemicals)		14,109	1,052,390
Eastman Chemical Co. (Chemicals)		3,645	279,644

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Ecolab, Inc. (Chemicals)		7,804	$ 1,321,998
FMC Corp. (Chemicals)		3,828	256,361
Freeport-McMoRan, Inc. (Metals & Mining)		44,118	1,645,160
International Flavors & Fragrances, Inc. (Chemicals)		7,869	536,430
International Paper Co. (Containers & Packaging)		10,651	377,791
Linde PLC (Chemicals)		15,010	5,588,973
LyondellBasell Industries N.V. Class A (Chemicals)		7,883	746,520
Martin Marietta Materials, Inc. (Construction Materials)		1,901	780,322
Mosaic Co. / The (Chemicals)		10,208	363,405
Newmont Corp. (Metals & Mining)		24,407	901,839
Nucor Corp. (Metals & Mining)		7,654	1,196,703
Packaging Corp. of America (Containers & Packaging)		2,766	424,719
PPG Industries, Inc. (Chemicals)		7,256	941,829
Sealed Air Corp. (Containers & Packaging)		4,405	144,748
Sherwin-Williams Co. / The (Chemicals)		7,279	1,856,509
Steel Dynamics, Inc. (Metals & Mining)		4,793	513,905
Vulcan Materials Co. (Construction Materials)		4,084	825,050
Westrock Co. (Containers & Packaging)		7,895	282,641
			27,067,733
Real Estate–2.4%
Alexandria Real Estate Equities, Inc. (Office REITs)		4,795	479,980
American Tower Corp. (Specialized REITs)		14,344	2,358,871
AvalonBay Communities, Inc. (Residential REITs)		4,372	750,847
Boston Properties, Inc. (Office REITs)		4,451	264,745
Camden Property Trust (Residential REITs)		3,275	309,750
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	9,523	703,369
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	12,556	965,431
Crown Castle, Inc. (Specialized REITs)		13,340	1,227,680
Digital Realty Trust, Inc. (Specialized REITs)		9,315	1,127,301
Equinix, Inc. (Specialized REITs)		2,879	2,090,903
Equity Residential (Residential REITs)		10,618	623,383
Essex Property Trust, Inc. (Residential REITs)		1,977	419,302
Extra Space Storage, Inc. (Specialized REITs)		6,504	790,756
Federal Realty Investment Trust (Retail REITs)		2,254	204,280
Healthpeak Properties, Inc. (Health Care REITs)		16,776	308,007
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		21,822	350,680
Invitation Homes, Inc. (Residential REITs)		17,703	561,008
Iron Mountain, Inc. (Specialized REITs)		8,998	534,931
Kimco Realty Corp. (Retail REITs)		19,028	334,703
Mid-America Apartment Communities, Inc. (Residential REITs)		3,593	462,239
Prologis, Inc. (Industrial REITs)		28,425	3,189,569
Public Storage (Specialized REITs)		4,869	1,283,079
Realty Income Corp. (Retail REITs)		21,813	1,089,341
Regency Centers Corp. (Retail REITs)		5,033	299,162
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
SBA Communications Corp. (Specialized REITs)		3,332	$ 666,966
Simon Property Group, Inc. (Retail REITs)		10,062	1,086,998
UDR, Inc. (Residential REITs)		9,341	333,193
Ventas, Inc. (Health Care REITs)		12,384	521,738
VICI Properties, Inc. (Specialized REITs)		31,186	907,513
Welltower, Inc. (Health Care REITs)		15,959	1,307,361
Weyerhaeuser Co. (Specialized REITs)		22,525	690,616
			26,243,702
Utilities–2.4%
AES Corp. / The (Ind. Power & Renewable Elec.)		20,546	312,299
Alliant Energy Corp. (Electric Utilities)		7,796	377,716
Ameren Corp. (Multi-Utilities)		8,064	603,429
American Electric Power Co., Inc. (Electric Utilities)		15,853	1,192,463
American Water Works Co., Inc. (Water Utilities)		5,993	742,113
Atmos Energy Corp. (Gas Utilities)		4,565	483,570
CenterPoint Energy, Inc. (Multi-Utilities)		19,439	521,937
CMS Energy Corp. (Multi-Utilities)		8,993	477,618
Consolidated Edison, Inc. (Multi-Utilities)		10,613	907,730
Constellation Energy Corp. (Electric Utilities)		9,894	1,079,238
Dominion Energy, Inc. (Multi-Utilities)		25,710	1,148,466
DTE Energy Co. (Multi-Utilities)		6,331	628,542
Duke Energy Corp. (Electric Utilities)		23,713	2,092,909
Edison International (Electric Utilities)		11,789	746,126
Entergy Corp. (Electric Utilities)		6,489	600,233
Evergy, Inc. (Electric Utilities)		7,059	357,891
Eversource Energy (Electric Utilities)		10,720	623,368
Exelon Corp. (Electric Utilities)		30,616	1,156,979
FirstEnergy Corp. (Electric Utilities)		15,885	542,949
NextEra Energy, Inc. (Electric Utilities)		62,262	3,566,990
NiSource, Inc. (Multi-Utilities)		12,671	312,720
NRG Energy, Inc. (Electric Utilities)		7,059	271,913
PG&E Corp. (Electric Utilities)	(a)	64,327	1,037,595
Pinnacle West Capital Corp. (Electric Utilities)		3,503	258,101
PPL Corp. (Electric Utilities)		22,738	535,707
Public Service Enterprise Group, Inc. (Multi-Utilities)		15,380	875,276
Sempra (Multi-Utilities)		19,365	1,317,401
Southern Co. / The (Electric Utilities)		33,549	2,171,291
WEC Energy Group, Inc. (Multi-Utilities)		9,711	782,221
Xcel Energy, Inc. (Electric Utilities)		16,968	970,909
			26,695,700
Total Common Stocks (Cost $762,086,970)			$1,105,630,032

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	02/22/2024	$200,000	$ 195,784
Total U.S. Treasury Obligations (Cost $195,763)					$195,784
Total Investments – 99.4% (Cost $762,282,733)				(c)	$1,105,825,816
Other Assets in Excess of Liabilities – 0.6%				(b)	6,980,374
Net Assets – 100.0%				$1,112,806,190

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $74,978 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	24	December 15, 2023	$5,415,785	$5,190,600	$(225,185)	$(14,400)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–98.4%		Shares	Value
Communication Services–5.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	16,368	$ 2,141,916
AT&T, Inc. (Diversified Telecom. Svs.)		38,392	576,648
Comcast Corp. Class A (Media)		73,000	3,236,820
Electronic Arts, Inc. (Entertainment)		10,227	1,231,331
Fox Corp. Class A (Media)		68,603	2,140,414
Fox Corp. Class B (Media)		1,470	42,454
Liberty Media Corp. - Liberty SiriusXM Class C (Media)	(a)	9,416	239,731
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	783	235,064
Verizon Communications, Inc. (Diversified Telecom. Svs.)		18,589	602,469
Warner Bros. Discovery, Inc. (Entertainment)	(a)	6,709	72,860
			10,519,707
Consumer Discretionary–5.8%
Amazon.com, Inc. (Broadline Retail)	(a)	10,462	1,329,929
AutoNation, Inc. (Specialty Retail)	(a)	2,120	320,968
Best Buy Co., Inc. (Specialty Retail)		6,070	421,683
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		3,119	189,729
eBay, Inc. (Broadline Retail)		10,252	452,011
Ford Motor Co. (Automobiles)		101,048	1,255,016
General Motors Co. (Automobiles)		78,474	2,587,288
Leggett & Platt, Inc. (Household Durables)		8,792	223,405
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,809	697,569
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,278	600,116
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	10,268	502,619
Taylor Morrison Home Corp. (Household Durables)	(a)	7,636	325,370
TJX Cos., Inc. / The (Specialty Retail)		8,247	732,993
Toll Brothers, Inc. (Household Durables)		8,741	646,484
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		16,705	613,575
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,867	11,911
			10,910,666
Consumer Staples–8.0%
Archer-Daniels-Midland Co. (Food Products)		27,757	2,093,433
Coca-Cola Co. / The (Beverages)		19,235	1,076,775
Hershey Co. / The (Food Products)		8,556	1,711,885
Kimberly-Clark Corp. (Household Products)		15,484	1,871,241
Oddity Tech Ltd. Class A (Personal Care Products)	(a)	687	19,476
PepsiCo, Inc. (Beverages)		16,330	2,766,955
Procter & Gamble Co. / The (Household Products)		5,416	789,978
Sysco Corp. (Consumer Staples Distribution & Retail)		6,772	447,291
Walmart, Inc. (Consumer Staples Distribution & Retail)		27,277	4,362,411
			15,139,445
Energy–8.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		28,813	4,858,448
ConocoPhillips (Oil, Gas & Consumable Fuels)		24,898	2,982,781
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		13,658	651,487
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		7,670	972,249
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		22,847	2,686,350
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		32,703	874,805
Common Stocks (Continued)		Shares	Value
Energy (continued)
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,914	$ 441,005
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,307	300,022
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		7,620	653,186
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		12,706	1,800,567
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		13,190	444,371
			16,665,271
Financials–19.8%
Allstate Corp. / The (Insurance)		8,573	955,118
Bank of America Corp. (Banks)		80,648	2,208,142
Bank of New York Mellon Corp. / The (Capital Markets)		45,705	1,949,318
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	13,402	4,694,721
Block, Inc. (Financial Services)	(a)	24,758	1,095,789
Chubb Ltd. (Insurance)		1,521	316,642
Citigroup, Inc. (Banks)		42,790	1,759,953
Everest Group Ltd. (Insurance)		861	320,008
Fidelity National Information Services, Inc. (Financial Services)		6,711	370,917
Invesco Ltd. (Capital Markets)		33,820	491,066
JPMorgan Chase & Co. (Banks)		14,811	2,147,891
KeyCorp (Banks)		186,762	2,009,559
Marsh & McLennan Cos., Inc. (Insurance)		10,855	2,065,707
Mastercard, Inc. Class A (Financial Services)		5,532	2,190,174
MetLife, Inc. (Insurance)		39,949	2,513,192
Moody's Corp. (Capital Markets)		6,406	2,025,385
Nasdaq, Inc. (Capital Markets)		45,280	2,200,155
Prudential Financial, Inc. (Insurance)		6,563	622,763
Reinsurance Group of America, Inc. (Insurance)		8,338	1,210,594
S&P Global, Inc. (Capital Markets)		3,309	1,209,142
Travelers Cos., Inc. / The (Insurance)		14,394	2,350,684
Unum Group (Insurance)		8,878	436,709
Visa, Inc. (Financial Services)		4,024	925,560
W.R. Berkley Corp. (Insurance)		4,302	273,134
Wells Fargo & Co. (Banks)		25,328	1,034,902
			37,377,225
Health Care–15.1%
Abbott Laboratories (Health Care Equip. & Supplies)		8,973	869,035
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		11,779	1,317,128
Amgen, Inc. (Biotechnology)		9,608	2,582,246
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	31,693	1,673,390
Bristol-Myers Squibb Co. (Pharmaceuticals)		49,144	2,852,318
Cigna Group / The (Health Care Providers & Svs.) (Health Care Providers & Svs.)		2,618	748,931
CVS Health Corp. (Health Care Providers & Svs.)		25,390	1,772,730
Elevance Health, Inc. (Health Care Providers & Svs.)		6,483	2,822,828
Exelixis, Inc. (Biotechnology)	(a)	27,388	598,428
Gilead Sciences, Inc. (Biotechnology)		11,225	841,201
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,660	900,287
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	770	336,698
Incyte Corp. (Biotechnology)	(a)	24,584	1,420,218
Johnson & Johnson (Pharmaceuticals)		16,183	2,520,502
Medtronic PLC (Health Care Equip. & Supplies)		10,033	786,186
Merck & Co., Inc. (Pharmaceuticals)		2,055	211,562

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,977	$ 559,912
Pfizer, Inc. (Pharmaceuticals)		45,262	1,501,340
RayzeBio, Inc. (Biotechnology)	(a)	63	1,399
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,323	1,088,776
Stryker Corp. (Health Care Equip. & Supplies)		10,059	2,748,823
Teladoc Health, Inc. (Health Care Technology)	(a)	24,515	455,734
			28,609,672
Industrials–14.0%
A.O. Smith Corp. (Building Products)		9,854	651,645
AECOM (Construction & Engineering)		24,851	2,063,627
Allegion PLC (Building Products)		4,086	425,761
AMETEK, Inc. (Electrical Equip.)		6,295	930,149
Builders FirstSource, Inc. (Building Products)	(a)	2,230	277,613
Cintas Corp. (Commercial Svs. & Supplies)		2,384	1,146,728
Cummins, Inc. (Machinery)		2,700	616,842
Curtiss-Wright Corp. (Aerospace & Defense)		3,444	673,750
General Dynamics Corp. (Aerospace & Defense)		9,826	2,171,251
Honeywell International, Inc. (Industrial Conglomerates)		13,449	2,484,568
Illinois Tool Works, Inc. (Machinery)		6,576	1,514,519
Johnson Controls International PLC (Building Products)		4,310	229,335
Lockheed Martin Corp. (Aerospace & Defense)		4,795	1,960,963
Norfolk Southern Corp. (Ground Transportation)		1,579	310,952
Northrop Grumman Corp. (Aerospace & Defense)		1,241	546,276
Oshkosh Corp. (Machinery)		19,984	1,907,073
Owens Corning (Building Products)		2,767	377,446
Republic Services, Inc. (Commercial Svs. & Supplies)		3,027	431,378
Ryder System, Inc. (Ground Transportation)		720	77,004
Schneider National, Inc. Class B (Ground Transportation)		14,068	389,543
Snap-on, Inc. (Machinery)		6,476	1,651,769
Textron, Inc. (Aerospace & Defense)		9,160	715,762
Timken Co. / The (Machinery)		15,575	1,144,607
Trane Technologies PLC (Building Products)		1,458	295,843
Valmont Industries, Inc. (Construction & Engineering)		3,071	737,685
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,006	1,387,831
Xylem, Inc. (Machinery)		14,026	1,276,787
			26,396,707
Information Technology–9.8%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3,520	602,659
Applied Materials, Inc. (Semiconductors & Equip.)		12,957	1,793,897
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	3,968	212,367
Cisco Systems, Inc. (Communications Equip.)		4,438	238,587
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		7,552	520,333
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	41,585	$ 1,121,963
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		134,081	2,328,987
Intel Corp. (Semiconductors & Equip.)		65,488	2,328,098
Juniper Networks, Inc. (Communications Equip.)		37,452	1,040,791
Klaviyo, Inc. Class A (Software)	(a)	1,123	38,744
Lam Research Corp. (Semiconductors & Equip.)		803	503,296
Manhattan Associates, Inc. (Software)	(a)	6,032	1,192,285
Micron Technology, Inc. (Semiconductors & Equip.)		8,204	558,118
Microsoft Corp. (Software)		6,425	2,028,694
NVIDIA Corp. (Semiconductors & Equip.)		3,172	1,379,788
QUALCOMM, Inc. (Semiconductors & Equip.)		7,522	835,393
Salesforce, Inc. (Software)	(a)	5,984	1,213,436
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		4,607	569,103
			18,506,539
Materials–3.8%
Ecolab, Inc. (Chemicals)		13,209	2,237,605
Huntsman Corp. (Chemicals)		7,725	188,490
LyondellBasell Industries N.V. Class A (Chemicals)		15,599	1,477,225
Martin Marietta Materials, Inc. (Construction Materials)		813	333,720
Sherwin-Williams Co. / The (Chemicals)		1,981	505,254
Steel Dynamics, Inc. (Metals & Mining)		6,520	699,074
Vulcan Materials Co. (Construction Materials)		2,981	602,222
Westlake Corp. (Chemicals)		8,647	1,078,022
			7,121,612
Real Estate–3.7%
Camden Property Trust (Residential REITs)		18,839	1,781,793
Equity Residential (Residential REITs)		38,773	2,276,363
Kimco Realty Corp. (Retail REITs)		50,950	896,210
SBA Communications Corp. (Specialized REITs)		4,334	867,537
Simon Property Group, Inc. (Retail REITs)		11,237	1,213,933
			7,035,836
Utilities–4.0%
AES Corp. / The (Ind. Power & Renewable Elec.)		24,719	375,729
CMS Energy Corp. (Multi-Utilities)		26,035	1,382,719
DTE Energy Co. (Multi-Utilities)		19,071	1,893,369
Entergy Corp. (Electric Utilities)		6,499	601,158
Evergy, Inc. (Electric Utilities)		17,129	868,440
PPL Corp. (Electric Utilities)		86,499	2,037,916
Xcel Energy, Inc. (Electric Utilities)		6,235	356,767
			7,516,098
Total Common Stocks (Cost $192,202,631)			$185,798,778
Total Investments – 98.4% (Cost $192,202,631)	(b)		$185,798,778
Other Assets in Excess of Liabilities – 1.6%	(c)		3,082,202
Net Assets – 100.0%			$188,880,980

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $197,120 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	16	December 15, 2023	$3,583,956	$3,460,400	$(123,556)	$(9,600)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds–97.8%		Rate	Maturity	Face Amount	Value
Communication Services–14.5%
Audacy Capital Corp. (Media)	(a)	6.750%	03/31/2029	$ 350,000	$ 6,576
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	375,000	340,781
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	186,343
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	590,290
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	112,151
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,425,000	1,196,218
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	205,203
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	100,000	73,628
CMG Media Corp. (Media)	(a)	8.875%	12/15/2027	650,000	508,768
CSC Holdings LLC (Media)		5.250%	06/01/2024	375,000	356,716
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	500,000	428,538
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	200,000	129,859
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	141,543
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	358,866
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	136,287
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	106,167
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(a)	5.875%	08/15/2027	425,000	375,776
DISH DBS Corp. (Media)	(a)	5.250%	12/01/2026	450,000	382,433
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	63,009
DISH DBS Corp. (Media)		5.125%	06/01/2029	600,000	332,628
DISH Network Corp. (Media)	(a)	11.750%	11/15/2027	125,000	125,933
Entegris Escrow Corp. (Media)	(a)	4.750%	04/15/2029	350,000	314,653
Entegris Escrow Corp. (Media)	(a)	5.950%	06/15/2030	375,000	347,759
Gray Escrow II, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	114,527
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	550,000	494,164
Gray Television, Inc. (Media)	(a)	7.000%	05/15/2027	75,000	64,500
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	75,000	49,685
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	475,707	341,255
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	76,448
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	135,750
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	81,436
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	184,463
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	67,239
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	350,000	288,806
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	118,368
Millennium Escrow Corp. (Interactive Media & Svs.)	(a)	6.625%	08/01/2026	200,000	159,418
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	750,000	620,782
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	275,000	220,664
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	125,000	76,806
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	125,000	100,000
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	525,000	281,925
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	200,531
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	68,505
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	200,000	170,714
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	380,290
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	300,000	227,238
Sprint LLC (Wireless Telecom. Svs.)		7.625%	02/15/2025	300,000	304,396
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	1,000,000	807,500
TEGNA, Inc. (Media)		5.000%	09/15/2029	600,000	503,970
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	800,000	720,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	200,000	175,908
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	50,000	48,475
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	223,917
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	150,000	137,085
UPC Broadband Finco B.V. (Media)	(a)	4.875%	07/15/2031	800,000	649,184
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	400,000	343,000
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	157,206
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	165,220
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	575,000	496,179
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	159,261
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	323,149
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	400,000	314,222
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	105,000
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	63,352
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	425,000	389,084
					17,429,747
Consumer Discretionary–14.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,525,000	1,267,235
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	425,340
Acushnet Co. (Leisure Products)	(a)	7.375%	10/15/2028	50,000	50,375
Adient Global Holdings Ltd. (Automobile Components)	(a)	4.875%	08/15/2026	300,000	282,942
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	99,189
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	125,000	125,177
Affinity Interactive (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	400,000	339,112
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2025	300,000	304,782
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	92,483
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	279,136
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	200,000	165,708

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	$ 275,000	$ 253,161
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	170,195
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	325,000	320,552
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	452,145
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	254,118
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	145,959
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	07/01/2025	225,000	224,050
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	75,000	73,952
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	166,808
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	125,000	118,125
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.250%	05/15/2026	112,000	109,586
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,250,000	1,246,414
Dana, Inc. (Automobile Components)		4.250%	09/01/2030	250,000	200,650
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	100,000	77,407
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	625,000	516,664
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	175,000	129,504
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	1,054,596
Gates Global LLC / Gates Corp. (Automobile Components)	(a)	6.250%	01/15/2026	950,000	925,763
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	50,000	48,336
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	136,512
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	161,239
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	400,000	366,361
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.000%, 6.750% PIK	05/15/2027	500,000	464,162
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	375,000	356,250
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	200,000	165,263
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	150,000	127,531
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	150,000	145,713
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	275,000	269,500
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	148,253
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	184,929
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	66,077
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	170,274
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	782,170
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	250,000	232,032
Ontario Gaming GTA LP (Hotels, Restaurants & Leisure)	(a)	8.000%	08/01/2030	275,000	275,000
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	50,000	47,026
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	275,000	224,726
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	46,813
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	300,000	231,600
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.500%	08/31/2026	275,000	259,573
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	400,000	345,000
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	475,000	417,240
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	253,000
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	25,000	24,937
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	174,466
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	200,000	159,977
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	275,000	264,481
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	67,366
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	86,742
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	150,000	137,149
ZF North America Capital, Inc. (Automobile Components)	(a)	6.875%	04/14/2028	200,000	195,695
					16,906,521
Consumer Staples–3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	96,248
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	300,000	255,776
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	550,000	541,563
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	161,656
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	170,000
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	100,000	94,121
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	215,919
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	425,000	354,684
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	142,116
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	215,959
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	230,000	220,910
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	450,000	425,416
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	224,527
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	312,819
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	152,040
					3,583,754
Energy–13.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	238,613

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	$ 625,000	$ 589,514
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	625,000	572,242
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	207,150
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	604,589
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	450,000	418,961
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	415,085
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	125,000	123,699
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	67,441
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	175,000	167,617
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	125,000	122,676
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/15/2030	325,000	315,112
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	100,000	90,547
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.000%	03/01/2031	325,000	277,854
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		3.250%	01/31/2032	150,000	119,220
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	50,000	45,973
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	48,382
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	47,047
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	73,539
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	254,375
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	51,073
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	425,000	353,766
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	459,946
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	86,563
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	350,000	359,008
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	25,461
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	525,000	516,574
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.000%	05/01/2029	50,000	46,848
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	275,000	231,251
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	96,496
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	700,000	570,507
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	275,000	275,548
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	275,000	268,531
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	225,000	211,155
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	100,000	88,996
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	675,000	580,999
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	65,956
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	390,921
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	84,324
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	100,000	90,875
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	04/15/2027	175,000	171,812
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	276,013
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	125,000	120,781
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	275,000	254,234
Nabors Industries, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.375%	05/15/2027	50,000	48,369
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	375,000	421,616
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	249,138
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	345,003
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	200,000	198,044
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	175,000	165,760
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	72,730
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	230,676
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	110,938
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	200,000	179,993
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	100,000	100,250
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	269,945
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	24,500
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	48,000
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	250,000	258,086
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	68,329
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	64,372
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	425,000	404,175
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	03/01/2030	375,000	350,967
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	67,174
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	192,094
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	925,000	906,077
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	150,000	145,418
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.650%	07/01/2026	50,000	48,027
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	175,000	162,823
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.750%	08/15/2028	75,000	70,144
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	500,000	390,271
					16,070,193

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–13.1%
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	$ 125,000	$ 121,420
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	525,737
Ardonagh Midco 2 PLC (Insurance)	(a)(b)	11.500%, 12.750% PIK	01/15/2027	800,000	782,000
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	550,000	543,369
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	200,000	173,145
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,191,130
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	375,000	363,041
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	06/16/2025	400,000	387,209
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	533,494
Ford Motor Credit Co. LLC (Consumer Finance)		4.389%	01/08/2026	225,000	212,362
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	178,473
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	415,611
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	229,425
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	525,000	480,548
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	350,000	292,318
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	550,000	540,627
GTCR W-2 Merger Sub LLC (Financial Services)	(a)	7.500%	01/15/2031	300,000	300,420
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	325,000	279,965
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	1,650,000	1,646,374
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	565,992
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	150,000	149,726
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	325,000	327,386
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	300,000	305,230
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	172,394
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	200,000	193,466
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	350,000	294,003
Navient Corp. (Consumer Finance)		9.375%	07/25/2030	125,000	123,281
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,300,000	1,113,682
NFP Corp. (Insurance)	(a)	7.500%	10/01/2030	375,000	360,123
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	250,000	206,684
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	350,000	279,080
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	302,073
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	239,476
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	700,000	665,824
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	175,000	158,393
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	190,125
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,025,000	1,017,105
					15,860,711
Health Care–6.6%
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	375,000	315,000
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	450,000	410,255
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	256,401
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	300,000	152,250
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	200,000	124,392
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	175,000	69,125
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	350,000	140,000
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	450,000	414,859
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	300,000	270,189
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	41,704
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	40,379
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	300,000	159,306
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	76,312
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	225,000	171,040
Embecta Corp. (Health Care Equip. & Supplies)	(a)	5.000%	02/15/2030	150,000	117,000
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	250,000	204,375
Garden Spinco Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	104,386
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	725,000	618,142
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	200,000	169,205
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	452,222
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	200,000	191,210
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	200,000	195,754
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	50,000	34,906
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	325,000	274,762
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,150,000	993,941
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	100,000	75,050
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	360,609
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	140,875
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.875%	01/01/2026	300,000	287,409
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	120,949
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	395,520
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	325,000	305,094
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	150,000	129,112
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.750%	05/15/2031	125,000	120,559
					7,932,292
Industrials–10.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	200,000	189,508
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,300,000	1,162,738
American Airlines Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	183,333	179,055

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
American Airlines Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	$ 150,000	$ 139,508
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	175,000	155,116
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	807,270
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	6.500%	08/01/2030	75,000	72,683
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	100,000	96,465
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	64,928
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	425,000	362,248
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	175,000	132,666
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	525,000	411,672
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	325,000	280,195
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	800,000	665,797
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	160,136
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	150,000	147,060
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	245,367
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	300,000	256,168
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	200,000	170,023
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	43,148
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	724,718
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	61,968
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	75,000	68,066
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	186,325
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	107,938
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	20,233
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	400,000	386,019
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	450,000	416,070
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	566,184
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	300,000	295,500
TK Elevator Holdco GmbH (Machinery)	(a)	7.625%	07/15/2028	200,000	182,046
TK Elevator U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	325,000	297,872
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	600,000	589,548
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	140,452
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	109,171
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	425,000	373,402
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	725,000	710,895
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	25,000	24,295
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	325,000	303,583
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	69,368
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	41,590
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	121,020
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	6.500%	06/15/2027	400,000	379,880
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	100,236
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	251,213
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	425,000	375,620
White Cap Parent LLC (Building Products)	(a)(b)	8.250%, 9.000% PIK	03/15/2026	325,000	313,569
					12,958,532
Information Technology–7.6%
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	1,150,000	961,983
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	275,000	246,469
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	325,000	324,090
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	300,000	292,875
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(a)	8.000%	06/15/2029	125,000	124,537
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	550,000	533,232
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	63,469
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	400,000	353,732
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	225,000	195,525
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	475,000	411,844
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	184,090
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	325,000	276,978
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	425,000	361,954
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	50,000	45,616
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	104,900
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	350,000	330,153
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL (Software)	(a)	4.625%	05/01/2028	375,000	322,867
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,300,000	1,088,351
NCR Atleos Escrow Corp. (Software)	(a)	9.500%	04/01/2029	250,000	241,800
NCR Corp. (Software)	(a)	5.000%	10/01/2028	225,000	201,397
NCR Corp. (Software)	(a)	5.125%	04/15/2029	50,000	44,053
NCR Corp. (Software)	(a)	6.125%	09/01/2029	50,000	51,276
NCR Corp. (Software)	(a)	5.250%	10/01/2030	325,000	280,080
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	175,398
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	287,706
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	475,000	391,875
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	150,000	154,050
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	9.625%	12/01/2032	425,250	458,225
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	125,000	103,125
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	373,196
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	200,000	167,103
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	75,000	60,967
					9,212,916

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials–10.0%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	$ 653,176	$ 492,783
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	475,000	371,721
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	625,000	521,559
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	325,000	271,211
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	145,704
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	139,377
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,151
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	100,000	97,082
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	325,000	257,528
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	75,000	58,731
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	250,000	241,508
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	575,000	557,750
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	276,755
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,300,000	1,114,957
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	325,000	278,870
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	47,000
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	264,127
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	258,896
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	141,394
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	87,734
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	125,000	105,518
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	20,903
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	110,300
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	500,000	388,234
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	08/15/2026	325,000	313,539
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	250,000	218,521
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	300,000	260,957
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	184,992
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	163,043
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	275,000	274,406
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	400,000	309,087
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	450,000	448,956
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	37,046
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	175,000	171,062
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(a)	6.750%	05/15/2026	200,000	100,000
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	178,459
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	75,000	67,434
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	161,421
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	200,000	170,331
SRS Distribution, Inc. (Construction Materials)	(a)	6.000%	12/01/2029	750,000	630,000
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,000,000	926,951
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	25,000	22,550
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	186,487
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	725,000	662,566
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	91,744
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	250,000	202,187
					12,056,532
Real Estate–1.2%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	300,000	293,410
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	50,000	44,054
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	100,000	79,352
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	225,000	176,875
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	319,310
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	06/15/2025	50,000	48,285
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	175,000	163,056
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	3.875%	02/15/2029	50,000	43,206
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	225,000	199,586
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.125%	08/15/2030	100,000	85,038
					1,452,172
Utilities–3.8%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	425,000	408,818
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	48,544
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	300,000	270,368
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	150,000	125,604
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	80,859
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	241,687
Emerald Debt Merger Sub LLC (Electric Utilities)	(a)	6.625%	12/15/2030	500,000	481,337
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	76,000	74,446
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	20,235
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	18,966
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	775,000	581,785
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	400,000	382,000
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	104,341
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	750,000	680,625
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	175,000	177,187
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	214,558

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	$ 375,000	$ 344,771
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	300,000	295,513
					4,551,644
Total Corporate Bonds (Cost $132,301,012)					$118,015,014

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
iHeartMedia, Inc. Class A (Media)	(c)	7,387	$ 23,343
Total Common Stocks (Cost $178,496)			$23,343

Rights–0.0%		Quantity	Value
Communication Services–0.0%
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(c)	591	$ 3,546
Total Rights (Cost $0)			$3,546
Total Investments – 97.8% (Cost $132,479,508)	(d)		$118,041,903
Other Assets in Excess of Liabilities – 2.2%			2,619,265
Net Assets – 100.0%			$120,661,168

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2023, the value of these securities totaled $99,983,039, or 82.9% of the Portfolio’s net assets.
(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–98.5%		Shares	Value
Communication Services–15.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	57,108	$ 7,473,153
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	55,920	7,373,052
Charter Communications, Inc. Class A (Media)	(a)	3,092	1,359,923
Comcast Corp. Class A (Media)		85,022	3,769,875
Electronic Arts, Inc. (Entertainment)		5,597	673,879
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	30,009	9,009,002
Netflix, Inc. (Entertainment)	(a)	9,155	3,456,928
Sirius XM Holdings, Inc. (Media)		79,376	358,780
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	24,303	3,403,635
Trade Desk, Inc. Class A / The Class A (Media)	(a)	9,217	720,309
Warner Bros. Discovery, Inc. (Entertainment)	(a)	50,350	546,801
			38,145,337
Consumer Discretionary–13.9%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,808	1,208,546
Amazon.com, Inc. (Broadline Retail)	(a)	99,386	12,633,948
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	737	2,272,871
eBay, Inc. (Broadline Retail)		10,994	484,725
JD.com, Inc. – ADR (Broadline Retail)		9,359	272,628
Lucid Group, Inc. (Automobiles)	(a)	47,020	262,842
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,509	967,496
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,161	1,211,006
MercadoLibre, Inc. (Broadline Retail)	(a)	1,035	1,312,256
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,245	1,131,531
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	13,459	1,319,924
Ross Stores, Inc. (Specialty Retail)		7,037	794,829
Starbucks Corp. (Hotels, Restaurants & Leisure)		23,661	2,159,539
Tesla, Inc. (Automobiles)	(a)	30,573	7,649,976
			33,682,117
Consumer Staples–6.5%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		9,162	5,176,164
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,543	483,602
Keurig Dr Pepper, Inc. (Beverages)		28,865	911,268
Kraft Heinz Co. / The (Food Products)		25,374	853,581
Mondelez International, Inc. Class A (Food Products)		28,103	1,950,348
Monster Beverage Corp. (Beverages)	(a)	21,640	1,145,838
PepsiCo, Inc. (Beverages)		28,438	4,818,535
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		17,833	396,606
			15,735,942
Energy–0.5%
Baker Hughes Co. (Energy Equip. & Svs.)		20,870	737,128
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,692	571,817
			1,308,945
Financials–0.5%
PayPal Holdings, Inc. (Financial Services)	(a)	22,683	1,326,048
Health Care–7.0%
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,581	482,711
Amgen, Inc. (Biotechnology)		11,050	2,969,798
AstraZeneca PLC – ADR (Pharmaceuticals)		12,035	815,010
Biogen, Inc. (Biotechnology)	(a)	2,992	768,974
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	8,013	747,613
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		9,396	639,304
Gilead Sciences, Inc. (Biotechnology)		25,741	1,929,030
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,715	749,918
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,270	448,905
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	7,258	$ 2,121,441
Moderna, Inc. (Biotechnology)	(a)	7,859	811,756
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,205	1,814,627
Seagen, Inc. (Biotechnology)	(a)	3,878	822,718
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,332	1,854,150
			16,975,955
Industrials–4.9%
Automatic Data Processing, Inc. (Professional Svs.)		8,511	2,047,577
Cintas Corp. (Commercial Svs. & Supplies)		2,102	1,011,083
Copart, Inc. (Commercial Svs. & Supplies)	(a)	19,725	849,950
CSX Corp. (Ground Transportation)		41,447	1,274,495
Fastenal Co. (Trading Companies & Distributors)		11,802	644,861
Honeywell International, Inc. (Industrial Conglomerates)		13,716	2,533,894
Old Dominion Freight Line, Inc. (Ground Transportation)		2,257	923,429
PACCAR, Inc. (Machinery)		10,799	918,131
Paychex, Inc. (Professional Svs.)		7,448	858,978
Verisk Analytics, Inc. (Professional Svs.)		2,996	707,775
			11,770,173
Information Technology–47.9%
Adobe, Inc. (Software)	(a)	9,416	4,801,218
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	33,376	3,431,720
Analog Devices, Inc. (Semiconductors & Equip.)		10,294	1,802,376
ANSYS, Inc. (Software)	(a)	1,793	533,507
Apple, Inc. (Tech. Hardware, Storage & Periph.)		150,596	25,783,541
Applied Materials, Inc. (Semiconductors & Equip.)		17,281	2,392,554
ASML Holding N.V. (Semiconductors & Equip.)		1,791	1,054,290
Atlassian Corp. Class A (Software)	(a)	3,167	638,182
Autodesk, Inc. (Software)	(a)	4,415	913,508
Broadcom, Inc. (Semiconductors & Equip.)		8,525	7,080,695
Cadence Design Systems, Inc. (Software)	(a)	5,615	1,315,595
Cisco Systems, Inc. (Communications Equip.)		84,182	4,525,624
Cognizant Technology Solutions Corp. Class A (IT Svs.)		10,433	706,731
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,670	781,665
Datadog, Inc. Class A (Software)	(a)	6,178	562,754
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	2,817	338,463
Fortinet, Inc. (Software)	(a)	16,224	952,024
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	11,316	658,478
Intel Corp. (Semiconductors & Equip.)		86,516	3,075,644
Intuit, Inc. (Software)		5,786	2,956,299
KLA Corp. (Semiconductors & Equip.)		2,824	1,295,256
Lam Research Corp. (Semiconductors & Equip.)		2,737	1,715,470
Marvell Technology, Inc. (Semiconductors & Equip.)		17,824	964,813
Microchip Technology, Inc. (Semiconductors & Equip.)		11,243	877,516
Micron Technology, Inc. (Semiconductors & Equip.)		22,627	1,539,315
Microsoft Corp. (Software)		71,567	22,597,280
NVIDIA Corp. (Semiconductors & Equip.)		23,792	10,349,282
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,326	1,064,774
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,915	828,649
Palo Alto Networks, Inc. (Software)	(a)	6,318	1,481,192
QUALCOMM, Inc. (Semiconductors & Equip.)		23,055	2,560,488
Synopsys, Inc. (Software)	(a)	3,142	1,442,084
Texas Instruments, Inc. (Semiconductors & Equip.)		18,757	2,982,551

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	4,276	$ 918,699
Zoom Video Communications, Inc. Class A (Software)	(a)	5,253	367,395
Zscaler, Inc. (Software)	(a)	3,014	468,948
			115,758,580
Real Estate–0.3%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	8,435	648,567
Utilities–1.2%
American Electric Power Co., Inc. (Electric Utilities)		10,643	800,567
Constellation Energy Corp. (Electric Utilities)		6,643	724,618
Exelon Corp. (Electric Utilities)		20,560	776,962
Xcel Energy, Inc. (Electric Utilities)		11,394	651,965
			2,954,112
Total Common Stocks (Cost $165,481,414)			$238,305,776
U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	02/22/2024	$100,000	$ 97,892
Total U.S. Treasury Obligations (Cost $97,882)					$97,892
Total Investments – 98.6% (Cost $165,579,296)				(c)	$238,403,668
Other Assets in Excess of Liabilities – 1.4%				(b)	3,441,591
Net Assets – 100.0%				$241,845,259

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $87,889 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	11	December 15, 2023	$3,423,750	$3,270,630	$(153,120)	$14,196
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–98.2%		Shares	Value
Communication Services–9.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	77,602	$ 10,154,998
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	42,845	5,649,113
Comcast Corp. Class A (Media)		46,042	2,041,502
Electronic Arts, Inc. (Entertainment)		11,377	1,369,791
Fox Corp. Class A (Media)		85,023	2,652,718
Fox Corp. Class B (Media)		1,525	44,042
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	21,521	6,460,819
Warner Bros. Discovery, Inc. (Entertainment)	(a)	14,149	153,658
			28,526,641
Consumer Discretionary–11.0%
Amazon.com, Inc. (Broadline Retail)	(a)	93,633	11,902,627
Best Buy Co., Inc. (Specialty Retail)		19,314	1,341,744
D.R. Horton, Inc. (Household Durables)		3,574	384,098
eBay, Inc. (Broadline Retail)		12,588	555,005
Five Below, Inc. (Specialty Retail)	(a)	2,124	341,752
Ford Motor Co. (Automobiles)		130,820	1,624,784
General Motors Co. (Automobiles)		117,829	3,884,822
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,773	1,840,517
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,969	1,045,593
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	20,202	988,888
Tesla, Inc. (Automobiles)	(a)	17,203	4,304,535
TJX Cos., Inc. / The (Specialty Retail)		36,949	3,284,027
Toll Brothers, Inc. (Household Durables)		7,819	578,293
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		48,950	1,797,933
			33,874,618
Consumer Staples–6.9%
Archer-Daniels-Midland Co. (Food Products)		11,033	832,109
Coca-Cola Co. / The (Beverages)		33,613	1,881,656
Colgate-Palmolive Co. (Household Products)		9,684	688,629
Hershey Co. / The (Food Products)		13,697	2,740,496
Kimberly-Clark Corp. (Household Products)		30,139	3,642,298
PepsiCo, Inc. (Beverages)		30,369	5,145,723
Sysco Corp. (Consumer Staples Distribution & Retail)		14,784	976,483
Walmart, Inc. (Consumer Staples Distribution & Retail)		34,218	5,472,485
			21,379,879
Energy–4.5%
Chevron Corp. (Oil, Gas & Consumable Fuels)		22,544	3,801,369
ConocoPhillips (Oil, Gas & Consumable Fuels)		12,700	1,521,460
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		41,513	1,980,170
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		6,113	774,884
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,934	1,285,620
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,311	803,767
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,824	418,699
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5,488	470,431
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		20,869	2,957,346
			14,013,746
Financials–12.0%
Bank of America Corp. (Banks)		142,993	3,915,148
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	6,360	2,227,908
Common Stocks (Continued)		Shares	Value
Financials (continued)
Block, Inc. (Financial Services)	(a)	35,722	$ 1,581,056
Chubb Ltd. (Insurance)		2,976	619,544
Citigroup, Inc. (Banks)		20,044	824,410
JPMorgan Chase & Co. (Banks)		1,563	226,666
KeyCorp (Banks)		6,040	64,990
Marsh & McLennan Cos., Inc. (Insurance)		17,467	3,323,970
Mastercard, Inc. Class A (Financial Services)		15,458	6,119,977
MetLife, Inc. (Insurance)		60,144	3,783,659
Moody's Corp. (Capital Markets)		11,525	3,643,859
Nasdaq, Inc. (Capital Markets)		55,199	2,682,120
Reinsurance Group of America, Inc. (Insurance)		3,423	496,985
Travelers Cos., Inc. / The (Insurance)		14,527	2,372,404
Visa, Inc. (Financial Services)		22,095	5,082,071
			36,964,767
Health Care–12.8%
Abbott Laboratories (Health Care Equip. & Supplies)		17,411	1,686,255
AbbVie, Inc. (Biotechnology)		11,584	1,726,711
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		19,546	2,185,634
Amgen, Inc. (Biotechnology)		16,939	4,552,526
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	31,584	1,667,635
Bristol-Myers Squibb Co. (Pharmaceuticals)		62,097	3,604,110
Elevance Health, Inc. (Health Care Providers & Svs.)		9,060	3,944,905
Eli Lilly & Co. (Pharmaceuticals)		6,750	3,625,627
Exelixis, Inc. (Biotechnology)	(a)	19,774	432,062
Gilead Sciences, Inc. (Biotechnology)		13,094	981,264
HCA Healthcare, Inc. (Health Care Providers & Svs.)		7,625	1,875,598
Incyte Corp. (Biotechnology)	(a)	40,971	2,366,895
Johnson & Johnson (Pharmaceuticals)		8,556	1,332,597
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,494	1,229,502
ResMed, Inc. (Health Care Equip. & Supplies)		3,388	500,984
Stryker Corp. (Health Care Equip. & Supplies)		15,434	4,217,649
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	13,361	476,320
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,200	3,125,978
			39,532,252
Industrials–8.4%
AECOM (Construction & Engineering)		20,446	1,697,836
Allegion PLC (Building Products)		13	1,355
Builders FirstSource, Inc. (Building Products)	(a)	4,086	508,666
Cintas Corp. (Commercial Svs. & Supplies)		4,105	1,974,546
Cummins, Inc. (Machinery)		3,918	895,106
General Dynamics Corp. (Aerospace & Defense)		13,679	3,022,649
Honeywell International, Inc. (Industrial Conglomerates)		5,800	1,071,492
Illinois Tool Works, Inc. (Machinery)		12,660	2,915,725
Lockheed Martin Corp. (Aerospace & Defense)		9,845	4,026,211
Oshkosh Corp. (Machinery)		20,102	1,918,334
Republic Services, Inc. (Commercial Svs. & Supplies)		9,217	1,313,515
Snap-on, Inc. (Machinery)		4,273	1,089,871
Timken Co. / The (Machinery)		11,124	817,503
Valmont Industries, Inc. (Construction & Engineering)		3,416	820,557
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,661	2,532,826
Xylem, Inc. (Machinery)		14,717	1,339,688
			25,945,880

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology–27.6%
Adobe, Inc. (Software)	(a)	6,613	$ 3,371,969
Apple, Inc. (Tech. Hardware, Storage & Periph.)		140,519	24,058,258
Applied Materials, Inc. (Semiconductors & Equip.)		30,395	4,208,188
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	7,958	425,912
Autodesk, Inc. (Software)	(a)	2,597	537,345
Cadence Design Systems, Inc. (Software)	(a)	3,572	836,920
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	31,407	847,361
Fortinet, Inc. (Software)	(a)	13,629	799,750
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		141,568	2,459,036
Intel Corp. (Semiconductors & Equip.)		71,557	2,543,851
Lam Research Corp. (Semiconductors & Equip.)		2,373	1,487,325
Manhattan Associates, Inc. (Software)	(a)	14,162	2,799,261
Microsoft Corp. (Software)		74,551	23,539,478
NVIDIA Corp. (Semiconductors & Equip.)		26,491	11,523,320
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,132	826,070
QUALCOMM, Inc. (Semiconductors & Equip.)		14,747	1,637,802
Salesforce, Inc. (Software)	(a)	10,797	2,189,416
Synopsys, Inc. (Software)	(a)	1,119	513,587
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		6,368	786,639
			85,391,488
Materials–2.1%
Ecolab, Inc. (Chemicals)		21,807	3,694,106
Common Stocks (Continued)		Shares	Value
Materials (continued)
LyondellBasell Industries N.V. Class A (Chemicals)		6,831	$ 646,896
Sherwin-Williams Co. / The (Chemicals)		3,810	971,740
Vulcan Materials Co. (Construction Materials)		5,537	1,118,585
			6,431,327
Real Estate–1.9%
Camden Property Trust (Residential REITs)		7,181	679,179
Equity Residential (Residential REITs)		34,473	2,023,910
SBA Communications Corp. (Specialized REITs)		9,158	1,833,157
Simon Property Group, Inc. (Retail REITs)		13,518	1,460,349
			5,996,595
Utilities–1.8%
AES Corp. / The (Ind. Power & Renewable Elec.)		31,188	474,058
DTE Energy Co. (Multi-Utilities)		18,926	1,878,973
IDACORP, Inc. (Electric Utilities)		1,758	164,637
PPL Corp. (Electric Utilities)		133,949	3,155,838
			5,673,506
Total Common Stocks (Cost $281,136,803)			$303,730,699
Total Investments – 98.2% (Cost $281,136,803)	(b)		$303,730,699
Other Assets in Excess of Liabilities – 1.8%	(c)		5,680,661
Net Assets – 100.0%			$309,411,360

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $291,200 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	26	December 15, 2023	$5,814,998	$5,623,150	$(191,848)	$(6,925)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–97.5%		Shares	Value
Communication Services–2.7%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	$ 135,781
Bumble, Inc. Class A (Interactive Media & Svs.)	(a)	9,827	146,619
Cargurus, Inc. (Interactive Media & Svs.)	(a)	3,519	61,653
Cinemark Holdings, Inc. (Entertainment)	(a)	22,619	415,059
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	9,898	97,594
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	28,436
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	188,902
Integral Ad Science Holding Corp. (Media)	(a)	14,747	175,342
Iridium Communications, Inc. (Diversified Telecom. Svs.)		10,922	496,842
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	92,891
Shutterstock, Inc. (Interactive Media & Svs.)		8,642	328,828
Yelp, Inc. (Interactive Media & Svs.)	(a)	16,160	672,094
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	5,779	368,065
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	26,513	317,891
			3,525,997
Consumer Discretionary–11.3%
1-800-Flowers.com, Inc. Class A (Specialty Retail)	(a)	25,190	176,330
2U, Inc. (Diversified Consumer Svs.)	(a)	27,237	67,275
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	354,638
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	4,143	336,370
Chegg, Inc. (Diversified Consumer Svs.)	(a)	9,955	88,799
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	6,716	592,553
Dillard's, Inc. Class A (Broadline Retail)		1,146	379,108
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	4,979	825,867
Fox Factory Holding Corp. (Automobile Components)	(a)	5,507	545,634
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	22,124	676,773
GoPro, Inc. Class A (Household Durables)	(a)	57,623	180,936
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	17,248	701,994
Installed Building Products, Inc. (Household Durables)		3,305	412,761
iRobot Corp. (Household Durables)	(a)	2,727	103,353
Laureate Education, Inc. (Diversified Consumer Svs.)		55,691	785,243
LCI Industries (Automobile Components)		3,290	386,312
M.D.C. Holdings, Inc. (Household Durables)		12,450	513,313
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,438	364,611
Modine Manufacturing Co. (Automobile Components)	(a)	8,951	409,508
Murphy U.S.A., Inc. (Specialty Retail)		3,187	1,089,093
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		8,676	591,877
Patrick Industries, Inc. (Automobile Components)		6,023	452,086
Revolve Group, Inc. (Specialty Retail)	(a)	11,844	161,197
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	46,523
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,817	512,003
Sonic Automotive, Inc. Class A (Specialty Retail)		7,317	349,460
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,615	50,422
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		10,068	967,535
Urban Outfitters, Inc. (Specialty Retail)	(a)	17,836	583,059
Visteon Corp. (Automobile Components)	(a)	7,394	1,020,890
Warby Parker, Inc. Class A (Specialty Retail)	(a)	18,712	246,250
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,457	801,547
			14,773,320
Consumer Staples–4.0%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		6,606	340,275
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
BellRing Brands, Inc. (Personal Care Products)	(a)	10,939	$ 451,015
Cal-Maine Foods, Inc. (Food Products)		5,910	286,162
Central Garden & Pet Co. Class A (Household Products)	(a)	9,778	392,000
Coca-Cola Consolidated, Inc. (Beverages)		528	335,977
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	8,637	948,602
Hostess Brands, Inc. (Food Products)	(a)	9,685	322,607
Lancaster Colony Corp. (Food Products)		3,844	634,375
Medifast, Inc. (Personal Care Products)		4,164	311,676
MGP Ingredients, Inc. (Beverages)		6,756	712,623
Oddity Tech Ltd. Class A (Personal Care Products)	(a)	720	20,412
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	3,892	166,578
Vital Farms, Inc. (Food Products)	(a)	20,905	242,080
			5,164,382
Energy–5.3%
Borr Drilling Ltd. (Energy Equip. & Svs.)	(a)	52,269	371,110
ChampionX Corp. (Energy Equip. & Svs.)		12,283	437,521
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		8,403	285,954
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	14,224	116,921
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		29,730	203,353
Liberty Energy, Inc. (Energy Equip. & Svs.)		43,843	811,973
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		29,297	671,194
Matador Resources Co. (Oil, Gas & Consumable Fuels)		14,048	835,575
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		8,632	391,461
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	3,022	372,129
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	23,528	605,140
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		24,361	337,156
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		4,584	248,086
SM Energy Co. (Oil, Gas & Consumable Fuels)		28,348	1,123,998
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	109,711
			6,921,282
Financials–5.6%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		12,090	452,408
Cohen & Steers, Inc. (Capital Markets)		6,316	395,950
Federal Agricultural Mortgage Corp. Class C (Financial Services)		4,737	730,919
First Financial Bankshares, Inc. (Banks)		12,534	314,854
Hamilton Lane, Inc. Class A (Capital Markets)		9,854	891,196
Houlihan Lokey, Inc. (Capital Markets)		7,690	823,753
Kinsale Capital Group, Inc. (Insurance)		2,694	1,115,666
Marqeta, Inc. Class A (Financial Services)	(a)	55,363	331,071
Mercury General Corp. (Insurance)		10,599	297,090
Moelis & Co. Class A (Capital Markets)		7,339	331,209
Pagseguro Digital Ltd. Class A (Financial Services)	(a)	25,237	217,290
Selective Insurance Group, Inc. (Insurance)		3,048	314,462
Selectquote, Inc. (Insurance)	(a)	8,673	10,147
StoneCo Ltd. Class A (Financial Services)	(a)	55,694	594,255
Trupanion, Inc. (Insurance)	(a)	5,319	149,996
Upstart Holdings, Inc. (Consumer Finance)	(a)	9,855	281,262
			7,251,528
Health Care–21.3%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	264,460
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	7,879	53,971
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	22,888	124,740
Agenus, Inc. (Biotechnology)	(a)	65,236	73,717

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Akero Therapeutics, Inc. (Biotechnology)	(a)	4,481	$ 226,649
Alector, Inc. (Biotechnology)	(a)	11,265	72,997
Alkermes PLC (Biotechnology)	(a)	19,203	537,876
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	6,196
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	15,733
American Well Corp. Class A (Health Care Technology)	(a)	51,120	59,810
Amicus Therapeutics, Inc. (Biotechnology)	(a)	34,107	414,741
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	6,486	552,477
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,123	603,527
Aptinyx, Inc. (Biotechnology)	(a)	23,975	1,616
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	235,005
Arvinas, Inc. (Pharmaceuticals)	(a)	3,865	75,909
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	26,563	39,313
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,765	340,107
Atrion Corp. (Health Care Equip. & Supplies)		585	241,704
Avidity Biosciences, Inc. (Biotechnology)	(a)	5,306	33,852
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	6,527	366,295
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,039	212,396
Beam Therapeutics, Inc. (Biotechnology)	(a)	12,388	297,931
Beyondspring, Inc. (Biotechnology)	(a)	5,417	4,334
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	27,957	197,936
Blueprint Medicines Corp. (Biotechnology)	(a)	12,500	627,750
Bridgebio Pharma, Inc. (Biotechnology)	(a)	14,007	369,365
C4 Therapeutics, Inc. (Biotechnology)	(a)	6,485	12,062
CareDx, Inc. (Biotechnology)	(a)	4,195	29,365
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	17,361	202,950
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	68,688
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	33,651
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	110,457
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	15,250	340,838
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	33,341	908,376
Cytokinetics, Inc. (Biotechnology)	(a)	13,651	402,158
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	9,562	121,629
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,493	402,141
Dynavax Technologies Corp. (Biotechnology)	(a)	17,383	256,747
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	158,090
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	38,682
Ensign Group, Inc. / The (Health Care Providers & Svs.)		11,325	1,052,432
Evolent Health, Inc. Class A (Health Care Technology)	(a)	20,405	555,628
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	75,086
FibroGen, Inc. (Biotechnology)	(a)	7,167	6,184
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	41,280
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,764	207,991
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	24,338	721,378
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	6,894	617,565
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	16,039	612,690
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	164,866
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	11,673	852,713
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	35,733
ImmunoGen, Inc. (Biotechnology)	(a)	15,869	251,841
Insmed, Inc. (Biotechnology)	(a)	22,266	562,216
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,990	593,336
Intellia Therapeutics, Inc. (Biotechnology)	(a)	9,714	307,157
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	4,688	86,916
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	7,923	412,709
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	182,487
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	38,680	372,488
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	38,594	$ 51,716
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	17,844	309,950
Krystal Biotech, Inc. (Biotechnology)	(a)	2,344	271,904
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,184	16,458
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	8,520	591,970
LivaNova PLC (Health Care Equip. & Supplies)	(a)	1,609	85,084
MacroGenics, Inc. (Biotechnology)	(a)	3,552	16,552
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	884	129,099
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	850	205,811
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	11,209	773,645
MiNK Therapeutics, Inc. (Biotechnology)	(a)	952	1,114
Neoleukin Therapeutics, Inc. (Biotechnology)	(a)	1,801	7,113
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	70,441
NGM Biopharmaceuticals, Inc. (Pharmaceuticals)	(a)	9,360	10,015
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	8,954	403,288
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	35,806	1,158,324
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	25,950
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	18,443	153,999
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	4,474	137,262
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	11,688	230,254
Phreesia, Inc. (Health Care Technology)	(a)	11,187	208,973
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	7,602	434,758
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	8,041	184,943
Progyny, Inc. (Health Care Providers & Svs.)	(a)	28,675	975,523
Prothena Corp. PLC (Biotechnology)	(a)	4,922	237,487
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,290	297,829
RayzeBio, Inc. (Biotechnology)	(a)	65	1,443
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	7,184	54,958
REGENXBIO, Inc. (Biotechnology)	(a)	13,117	215,906
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,951	125,738
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	92,861
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	11,061	306,168
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	88,669	95,763
Sage Therapeutics, Inc. (Biotechnology)	(a)	6,247	128,563
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	18,515	11,105
Schrodinger, Inc. (Health Care Technology)	(a)	6,039	170,723
Scilex Holding Co. (Acquired January 06, 2023, Cost $66,789) (Pharmaceuticals)	(a)(b)	6,373	8,922
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	6,420
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	4,248
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,365	336,106
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	14,407	397,201
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	45,870
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	13,703	198,968
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	87,855
TG Therapeutics, Inc. (Biotechnology)	(a)	13,620	113,863
Travere Therapeutics, Inc. (Biotechnology)	(a)	23,811	212,870
Twist Bioscience Corp. (Biotechnology)	(a)	11,409	231,146
Vaxcyte, Inc. (Biotechnology)	(a)	9,790	499,094
Vericel Corp. (Biotechnology)	(a)	5,321	178,360
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	80,477
Xencor, Inc. (Biotechnology)	(a)	9,329	187,979
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	26,038
Zynex, Inc. (Health Care Equip. & Supplies)	(a)	4,771	38,168
			27,695,212

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials–21.3%
Albany International Corp. Class A (Machinery)		4,267	$ 368,157
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		13,008	2,011,167
ASGN, Inc. (Professional Svs.)	(a)	4,144	338,482
Astec Industries, Inc. (Machinery)		4,352	205,023
Atkore, Inc. (Electrical Equip.)	(a)	9,219	1,375,383
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	35,940	476,564
Boise Cascade Co. (Trading Companies & Distributors)		2,583	266,152
Chart Industries, Inc. (Machinery)	(a)	1,915	323,865
Cimpress PLC (Commercial Svs. & Supplies)	(a)	1,170	81,912
Comfort Systems U.S.A., Inc. (Construction & Engineering)		6,650	1,133,226
CSG Systems International, Inc. (Professional Svs.)		15,542	794,507
Dycom Industries, Inc. (Construction & Engineering)	(a)	6,153	547,617
EMCOR Group, Inc. (Construction & Engineering)		7,297	1,535,216
Encore Wire Corp. (Electrical Equip.)		2,479	452,318
EnerSys (Electrical Equip.)		3,208	303,701
ExlService Holdings, Inc. (Professional Svs.)	(a)	40,120	1,124,965
Exponent, Inc. (Professional Svs.)		3,501	299,686
Fluor Corp. (Construction & Engineering)	(a)	17,638	647,315
Franklin Covey Co. (Professional Svs.)	(a)	19,418	833,421
Franklin Electric Co., Inc. (Machinery)		19,983	1,783,083
Herc Holdings, Inc. (Trading Companies & Distributors)		5,878	699,129
Insperity, Inc. (Professional Svs.)		12,397	1,209,947
JELD-WEN Holding, Inc. (Building Products)	(a)	7,549	100,855
Kforce, Inc. (Professional Svs.)		17,032	1,016,129
Korn Ferry (Professional Svs.)		7,395	350,819
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	44,879
McGrath RentCorp (Trading Companies & Distributors)		6,214	622,891
Moog, Inc. Class A (Aerospace & Defense)		2,557	288,839
MYR Group, Inc. (Construction & Engineering)	(a)	4,022	542,005
Parsons Corp. (Professional Svs.)	(a)	8,162	443,605
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	57,805
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		11,319	462,155
Saia, Inc. (Ground Transportation)	(a)	1,230	490,339
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	13,269	242,159
Simpson Manufacturing Co., Inc. (Building Products)		8,950	1,340,799
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,143	157,468
Terex Corp. (Machinery)		23,366	1,346,349
TTEC Holdings, Inc. (Professional Svs.)		6,055	158,762
UFP Industries, Inc. (Building Products)		14,263	1,460,531
Watts Water Technologies, Inc. Class A (Machinery)		3,938	680,565
Werner Enterprises, Inc. (Ground Transportation)		8,697	338,748
Xylem, Inc. (Machinery)		8,035	731,426
			27,687,964
Information Technology–21.2%
8x8, Inc. (Software)	(a)	13,109	33,035
ACI Worldwide, Inc. (Software)	(a)	21,812	492,079
Alarm.com Holdings, Inc. (Software)	(a)	7,198	440,086
Altair Engineering, Inc. Class A (Software)	(a)	6,641	415,461
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,857	257,567
Amkor Technology, Inc. (Semiconductors & Equip.)		9,172	207,287
Appfolio, Inc. Class A (Software)	(a)	2,156	393,750
Appian Corp. Class A (Software)	(a)	6,661	303,808
Asana, Inc. Class A (Software)	(a)	9,833	180,042
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	5,711	931,179
Bit Digital, Inc. (Software)	(a)	166,001	355,242
BlackLine, Inc. (Software)	(a)	6,296	349,239
Box, Inc. Class A (Software)	(a)	29,723	719,594
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Calix, Inc. (Communications Equip.)	(a)	12,357	$ 566,445
CommVault Systems, Inc. (Software)	(a)	7,940	536,823
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,907	117,915
Domo, Inc. Class B (Software)	(a)	2,462	24,152
Envestnet, Inc. (Software)	(a)	4,458	196,286
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,651	740,072
Everbridge, Inc. (Software)	(a)	10,820	242,584
Extreme Networks, Inc. (Communications Equip.)	(a)	20,252	490,301
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,721	619,993
Fastly, Inc. Class A (IT Svs.)	(a)	17,550	336,433
FormFactor, Inc. (Semiconductors & Equip.)	(a)	7,991	279,206
Hackett Group, Inc. / The (IT Svs.)		6,448	152,108
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,609	390,375
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,148	749,034
Intapp, Inc. (Software)	(a)	4,993	167,365
Klaviyo, Inc. Class A (Software)	(a)	1,143	39,434
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	13,437	1,154,641
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,361	297,282
MicroStrategy, Inc. Class A (Software)	(a)	1,143	375,224
Model N, Inc. (Software)	(a)	7,846	191,521
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,598	778,828
PagerDuty, Inc. (Software)	(a)	22,096	496,939
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,511	667,837
Perficient, Inc. (IT Svs.)	(a)	5,820	336,745
Power Integrations, Inc. (Semiconductors & Equip.)		14,598	1,113,973
PROS Holdings, Inc. (Software)	(a)	9,570	331,313
Q2 Holdings, Inc. (Software)	(a)	24,706	797,263
Qualys, Inc. (Software)	(a)	3,307	504,483
Rambus, Inc. (Semiconductors & Equip.)	(a)	11,024	615,029
Rapid7, Inc. (Software)	(a)	13,292	608,508
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	26,739	1,451,393
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,755	782,837
Sprout Social, Inc. Class A (Software)	(a)	10,328	515,161
SPS Commerce, Inc. (Software)	(a)	3,962	675,957
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	5,748	1,576,217
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4,946	442,370
Tenable Holdings, Inc. (Software)	(a)	19,065	854,112
Varonis Systems, Inc. (Software)	(a)	29,432	898,853
Workiva, Inc. (Software)	(a)	9,661	979,046
Yext, Inc. (Software)	(a)	54,759	346,624
			27,519,051
Materials–2.8%
Cabot Corp. (Chemicals)		11,035	764,394
Commercial Metals Co. (Metals & Mining)		6,995	345,623
Constellium SE (Metals & Mining)	(a)	29,284	532,969
H.B. Fuller Co. (Chemicals)		8,160	559,858
Ingevity Corp. (Chemicals)	(a)	4,255	202,581
Livent Corp. (Chemicals)	(a)	26,047	479,525
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	253,190
Quaker Chemical Corp. (Chemicals)		1,818	290,880
Schnitzer Steel Industries, Inc. Class A (Metals & Mining)		7,765	216,255
			3,645,275
Real Estate–1.6%
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)		51,306	142,118
COPT Defense Properties (Office REITs)		34,578	823,994
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		10,682	313,410
NexPoint Residential Trust, Inc. (Residential REITs)		18,552	597,003

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Outfront Media, Inc. (Specialized REITs)		20,772	$ 209,797
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	4,977	35,038
			2,121,360
Utilities–0.4%
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)		23,764	502,846
Total Common Stocks (Cost $144,285,510)			$126,808,217

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)		6,185	$ 3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)		2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 97.5% (Cost $144,290,460)	(c)		$126,813,167
Other Assets in Excess of Liabilities – 2.5%	(d)		3,229,179
Net Assets – 100.0%			$130,042,346
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At September 30, 2023, the value of restricted securities in the Portfolio totaled $8,922, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $142,600 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	23	December 15, 2023	$2,151,315	$2,068,390	$(82,925)	$(12,075)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–99.0%		Shares	Value
Communication Services–1.7%
Cable One, Inc. (Media)		1,016	$ 625,490
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	49,352	772,359
Iridium Communications, Inc. (Diversified Telecom. Svs.)		27,903	1,269,307
New York Times Co. / The Class A (Media)		36,495	1,503,594
Nexstar Media Group, Inc. (Media)		7,437	1,066,243
TEGNA, Inc. (Media)		44,966	655,155
TKO Group Holdings, Inc. (Entertainment)		11,690	982,661
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	10,372	660,593
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	68,081	1,116,528
			8,651,930
Consumer Discretionary–14.3%
Adient PLC (Automobile Components)	(a)	20,898	766,957
Aramark (Hotels, Restaurants & Leisure)		58,248	2,021,206
Autoliv, Inc. (Automobile Components)		16,955	1,635,818
AutoNation, Inc. (Specialty Retail)	(a)	5,995	907,643
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		15,844	963,790
Brunswick Corp. (Leisure Products)		15,582	1,230,978
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	25,898	1,362,494
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		8,313	574,844
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5,620	688,506
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		15,202	1,764,040
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		7,800	577,980
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	13,755	1,213,604
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,831	2,997,659
Dick's Sporting Goods, Inc. (Specialty Retail)		13,982	1,518,166
Five Below, Inc. (Specialty Retail)	(a)	12,420	1,998,378
Fox Factory Holding Corp. (Automobile Components)	(a)	9,454	936,702
GameStop Corp. Class A (Specialty Retail)	(a)	59,839	984,950
Gap, Inc. / The (Specialty Retail)		47,632	506,328
Gentex Corp. (Automobile Components)		52,087	1,694,911
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	63,252	786,222
Graham Holdings Co. Class B (Diversified Consumer Svs.)		822	479,226
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	6,654	777,719
H&R Block, Inc. (Diversified Consumer Svs.)		33,979	1,463,136
Harley-Davidson, Inc. (Automobiles)		28,769	951,103
Helen of Troy Ltd. (Household Durables)	(a)	5,377	626,743
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	16,206	659,584
KB Home (Household Durables)		17,339	802,449
Kohl's Corp. (Broadline Retail)		24,676	517,209
Lear Corp. (Automobile Components)		13,108	1,759,094
Leggett & Platt, Inc. (Household Durables)		29,720	755,185
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	20,331	1,450,210
Lithia Motors, Inc. (Specialty Retail)		6,150	1,816,279
Macy's, Inc. (Broadline Retail)		60,810	706,004
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		7,568	761,568
Mattel, Inc. (Leisure Products)	(a)	79,019	1,740,789
Murphy U.S.A., Inc. (Specialty Retail)		4,356	1,488,576
Nordstrom, Inc. (Broadline Retail)		21,620	323,003
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	13,789	1,064,235
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	33,701	773,438
Penske Automotive Group, Inc. (Specialty Retail)		4,355	727,546
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	18,868	927,928
Polaris, Inc. (Leisure Products)		11,890	1,238,225
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
PVH Corp. (Textiles, Apparel & Luxury Goods)		13,994	$ 1,070,681
RH (Specialty Retail)	(a)	3,448	911,513
Service Corp. International (Diversified Consumer Svs.)		33,661	1,923,389
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	29,982	1,467,619
Taylor Morrison Home Corp. (Household Durables)	(a)	24,421	1,040,579
Tempur Sealy International, Inc. (Household Durables)		38,413	1,664,819
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		14,894	1,431,313
Thor Industries, Inc. (Automobiles)		11,895	1,131,571
Toll Brothers, Inc. (Household Durables)		24,397	1,804,402
TopBuild Corp. (Household Durables)	(a)	7,086	1,782,838
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	31,889	441,344
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		16,494	605,825
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	42,673	292,310
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	43,990	280,656
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		8,603	1,908,920
Valvoline, Inc. (Specialty Retail)		30,940	997,506
Visteon Corp. (Automobile Components)	(a)	6,292	868,736
Wendy's Co. / The (Hotels, Restaurants & Leisure)		37,826	772,029
Williams-Sonoma, Inc. (Specialty Retail)		14,330	2,226,882
Wingstop, Inc. (Hotels, Restaurants & Leisure)		6,689	1,202,950
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		18,800	1,307,352
YETI Holdings, Inc. (Leisure Products)	(a)	19,353	933,202
			73,006,861
Consumer Staples–4.3%
BellRing Brands, Inc. (Personal Care Products)	(a)	29,330	1,209,276
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	29,982	2,139,815
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	2,109	821,519
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		8,343	2,265,291
Celsius Holdings, Inc. (Beverages)	(a)	10,980	1,884,168
Coca-Cola Consolidated, Inc. (Beverages)		1,046	665,591
Coty, Inc. Class A (Personal Care Products)	(a)	79,919	876,712
Darling Ingredients, Inc. (Food Products)	(a)	35,587	1,857,641
Flowers Foods, Inc. (Food Products)		42,908	951,700
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	22,040	635,854
Ingredion, Inc. (Food Products)		14,758	1,452,187
Lancaster Colony Corp. (Food Products)		4,544	749,896
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	34,841	2,050,741
Pilgrim's Pride Corp. (Food Products)	(a)	8,982	205,059
Post Holdings, Inc. (Food Products)	(a)	11,338	972,120
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	22,761	974,171
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	50,684	2,012,155
			21,723,896
Energy–5.8%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		75,991	910,372
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	63,003	1,599,016
ChampionX Corp. (Energy Equip. & Svs.)		43,863	1,562,400
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		25,103	2,164,632
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		9,267	1,501,903

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		19,075	$ 1,542,595
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	36,028	813,512
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		21,622	1,144,236
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		96,673	905,826
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		32,454	1,847,606
Matador Resources Co. (Oil, Gas & Consumable Fuels)		24,724	1,470,584
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		33,101	1,501,131
NOV, Inc. (Energy Equip. & Svs.)		87,863	1,836,337
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		56,621	2,693,461
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		24,544	1,313,840
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		61,951	864,836
Range Resources Corp. (Oil, Gas & Consumable Fuels)		53,853	1,745,376
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	245,769	1,585,210
Valaris Ltd. (Energy Equip. & Svs.)	(a)	14,198	1,064,566
Weatherford International PLC (Energy Equip. & Svs.)	(a)	16,082	1,452,687
			29,520,126
Financials–14.7%
Affiliated Managers Group, Inc. (Capital Markets)		7,820	1,019,259
Ally Financial, Inc. (Consumer Finance)		60,570	1,616,008
American Financial Group, Inc. (Insurance)		14,770	1,649,366
Annaly Capital Management, Inc. (Mortgage REIT)		110,206	2,072,975
Associated Banc-Corp (Banks)		33,675	576,179
Bank OZK (Banks)		23,479	870,367
Brighthouse Financial, Inc. (Insurance)	(a)	14,615	715,258
Cadence Bank (Banks)		40,748	864,673
CNO Financial Group, Inc. (Insurance)		25,213	598,304
Columbia Banking System, Inc. (Banks)		46,538	944,721
Commerce Bancshares, Inc. (Banks)		25,320	1,214,854
Cullen / Frost Bankers, Inc. (Banks)		14,308	1,305,033
East West Bancorp, Inc. (Banks)		31,569	1,664,002
Erie Indemnity Co. Class A (Insurance)		5,565	1,634,941
Essent Group Ltd. (Financial Services)		23,872	1,128,907
Euronet Worldwide, Inc. (Financial Services)	(a)	10,526	835,554
Evercore, Inc. Class A (Capital Markets)		7,778	1,072,431
Federated Hermes, Inc. (Capital Markets)		19,699	667,205
Fidelity National Financial, Inc. (Insurance)		57,694	2,382,762
First American Financial Corp. (Insurance)		23,001	1,299,327
First Financial Bankshares, Inc. (Banks)		28,665	720,065
First Horizon Corp. (Banks)		124,663	1,373,786
FirstCash Holdings, Inc. (Consumer Finance)		8,253	828,436
FNB Corp. (Banks)		80,064	863,891
Glacier Bancorp, Inc. (Banks)		24,739	705,062
Hancock Whitney Corp. (Banks)		19,217	710,837
Hanover Insurance Group, Inc. / The (Insurance)		7,978	885,398
Home BancShares, Inc. (Banks)		42,038	880,276
Interactive Brokers Group, Inc. Class A (Capital Markets)		23,869	2,066,101
International Bancshares Corp. (Banks)		11,907	516,049
Janus Henderson Group PLC (Capital Markets)		29,570	763,497
Jefferies Financial Group, Inc. (Capital Markets)		39,434	1,444,467
Kemper Corp. (Insurance)		13,435	564,673
Kinsale Capital Group, Inc. (Insurance)		4,910	2,033,378
MGIC Investment Corp. (Financial Services)		62,994	1,051,370
Morningstar, Inc. (Capital Markets)		5,806	1,359,997
New York Community Bancorp, Inc. (Banks)		161,205	1,828,065
Old National Bancorp (Banks)		65,286	949,258
Old Republic International Corp. (Insurance)		59,067	1,591,265
Pinnacle Financial Partners, Inc. (Banks)		17,127	1,148,194
Common Stocks (Continued)		Shares	Value
Financials (continued)
Primerica, Inc. (Insurance)		7,981	$ 1,548,394
Prosperity Bancshares, Inc. (Banks)		20,912	1,141,377
Reinsurance Group of America, Inc. (Insurance)		14,774	2,145,037
RenaissanceRe Holdings Ltd. (Insurance)		11,420	2,260,246
RLI Corp. (Insurance)		8,953	1,216,623
SEI Investments Co. (Capital Markets)		22,445	1,351,862
Selective Insurance Group, Inc. (Insurance)		13,514	1,394,239
SLM Corp. (Consumer Finance)		50,445	687,061
SouthState Corp. (Banks)		16,959	1,142,358
Starwood Property Trust, Inc. (Mortgage REIT)		66,301	1,282,924
Stifel Financial Corp. (Capital Markets)		23,306	1,431,921
Synovus Financial Corp. (Banks)		32,614	906,669
Texas Capital Bancshares, Inc. (Banks)	(a)	10,710	630,819
UMB Financial Corp. (Banks)		9,743	604,553
United Bankshares, Inc. (Banks)		30,108	830,680
Unum Group (Insurance)		41,031	2,018,315
Valley National Bancorp (Banks)		95,145	814,441
Voya Financial, Inc. (Financial Services)		23,603	1,568,419
Webster Financial Corp. (Banks)		38,658	1,558,304
Western Union Co. / The (Financial Services)		83,570	1,101,453
WEX, Inc. (Financial Services)	(a)	9,584	1,802,655
Wintrust Financial Corp. (Banks)		13,658	1,031,179
			74,885,720
Health Care–8.3%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	20,566	1,445,995
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	7,281	680,045
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	23,918	642,677
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	13,422	673,650
Bruker Corp. (Life Sciences Tools & Svs.)		21,954	1,367,734
Chemed Corp. (Health Care Providers & Svs.)		3,364	1,748,271
Doximity, Inc. Class A (Health Care Technology)	(a)	28,006	594,287
Encompass Health Corp. (Health Care Providers & Svs.)		22,364	1,501,966
Enovis Corp. (Health Care Equip. & Supplies)	(a)	11,082	584,354
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	36,553	1,019,098
Exelixis, Inc. (Biotechnology)	(a)	71,040	1,552,224
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	26,187	1,300,185
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	11,315	1,013,598
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	29,435	1,124,417
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	19,071	1,393,137
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,524	538,401
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	11,389	744,841
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	15,802	603,478
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	14,087	1,823,421
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	15,269	1,060,890
LivaNova PLC (Health Care Equip. & Supplies)	(a)	12,023	635,776
Masimo Corp. (Health Care Equip. & Supplies)	(a)	9,899	867,944
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,183	1,254,960
Neogen Corp. (Health Care Equip. & Supplies)	(a)	43,907	814,036
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	21,789	2,451,262
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	40,136	1,298,400
Patterson Cos., Inc. (Health Care Providers & Svs.)		18,987	562,775
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	8,576	2,074,620
Perrigo Co. PLC (Pharmaceuticals)		30,211	965,241
Progyny, Inc. (Health Care Providers & Svs.)	(a)	18,520	630,050
QuidelOrtho Corp. (Health Care Equip. & Supplies)	(a)	11,028	805,485
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	43,936	662,116

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	11,570	$ 1,839,746
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	8,200	1,632,620
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	22,071	330,624
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	22,655	1,492,738
United Therapeutics Corp. (Biotechnology)	(a)	10,472	2,365,311
			42,096,373
Industrials–22.0%
Acuity Brands, Inc. (Electrical Equip.)		6,960	1,185,358
Advanced Drainage Systems, Inc. (Building Products)		15,452	1,758,901
AECOM (Construction & Engineering)		30,954	2,570,420
AGCO Corp. (Machinery)		13,868	1,640,307
ASGN, Inc. (Professional Svs.)	(a)	10,799	882,062
Avis Budget Group, Inc. (Ground Transportation)	(a)	4,408	792,074
Brink's Co. / The (Commercial Svs. & Supplies)		10,359	752,478
Builders FirstSource, Inc. (Building Products)	(a)	27,899	3,473,146
BWX Technologies, Inc. (Aerospace & Defense)		20,409	1,530,267
CACI International, Inc. Class A (Professional Svs.)	(a)	5,087	1,596,962
Carlisle Cos., Inc. (Building Products)		11,138	2,887,638
Chart Industries, Inc. (Machinery)	(a)	9,365	1,583,809
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	11,237	1,880,624
Concentrix Corp. (Professional Svs.)		9,640	772,260
Crane Co. (Machinery)		10,894	967,823
Curtiss-Wright Corp. (Aerospace & Defense)		8,547	1,672,050
Donaldson Co., Inc. (Machinery)		27,053	1,613,441
EMCOR Group, Inc. (Construction & Engineering)		10,517	2,212,672
EnerSys (Electrical Equip.)		9,157	866,893
Esab Corp. (Machinery)		12,639	887,511
ExlService Holdings, Inc. (Professional Svs.)	(a)	36,978	1,036,863
Exponent, Inc. (Professional Svs.)		11,346	971,218
Flowserve Corp. (Machinery)		29,276	1,164,306
Fluor Corp. (Construction & Engineering)	(a)	31,990	1,174,033
Fortune Brands Innovations, Inc. (Building Products)		28,313	1,759,936
FTI Consulting, Inc. (Professional Svs.)	(a)	7,593	1,354,667
GATX Corp. (Trading Companies & Distributors)		7,899	859,648
Genpact Ltd. (Professional Svs.)		37,221	1,347,400
Graco, Inc. (Machinery)		37,707	2,748,086
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	26,538	1,556,454
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	29,864	365,834
Hexcel Corp. (Aerospace & Defense)		18,847	1,227,694
Hubbell, Inc. (Electrical Equip.)		11,967	3,750,577
Insperity, Inc. (Professional Svs.)		8,085	789,096
ITT, Inc. (Machinery)		18,319	1,793,613
KBR, Inc. (Professional Svs.)		30,104	1,774,330
Kirby Corp. (Marine Transportation)	(a)	13,276	1,099,253
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		35,990	1,804,898
Landstar System, Inc. (Ground Transportation)		8,021	1,419,236
Lennox International, Inc. (Building Products)		7,132	2,670,506
Lincoln Electric Holdings, Inc. (Machinery)		12,811	2,328,912
ManpowerGroup, Inc. (Professional Svs.)		11,063	811,139
MasTec, Inc. (Construction & Engineering)	(a)	13,487	970,659
Maximus, Inc. (Professional Svs.)		13,563	1,012,885
MDU Resources Group, Inc. (Construction & Engineering)		45,438	889,676
Middleby Corp. / The (Machinery)	(a)	11,960	1,530,880
MSA Safety, Inc. (Commercial Svs. & Supplies)		8,243	1,299,509
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		10,576	1,038,034
nVent Electric PLC (Electrical Equip.)		36,989	1,960,047
Oshkosh Corp. (Machinery)		14,571	1,390,511
Owens Corning (Building Products)		20,045	2,734,338
Paylocity Holding Corp. (Professional Svs.)	(a)	9,608	1,745,774
RBC Bearings, Inc. (Machinery)	(a)	6,483	1,517,865
Regal Rexnord Corp. (Electrical Equip.)		14,796	2,114,052
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Ryder System, Inc. (Ground Transportation)		10,158	$ 1,086,398
Saia, Inc. (Ground Transportation)	(a)	5,921	2,360,407
Science Applications International Corp. (Professional Svs.)		11,978	1,264,158
Sensata Technologies Holding PLC (Electrical Equip.)		34,010	1,286,258
Simpson Manufacturing Co., Inc. (Building Products)		9,522	1,426,491
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	20,644	922,993
Sunrun, Inc. (Electrical Equip.)	(a)	48,460	608,658
Terex Corp. (Machinery)		15,039	866,547
Tetra Tech, Inc. (Commercial Svs. & Supplies)		11,881	1,806,268
Timken Co. / The (Machinery)		14,583	1,071,705
Toro Co. / The (Machinery)		23,184	1,926,590
Trex Co., Inc. (Building Products)	(a)	24,224	1,492,925
UFP Industries, Inc. (Building Products)		13,804	1,413,530
Valmont Industries, Inc. (Construction & Engineering)		4,689	1,126,345
Vicor Corp. (Electrical Equip.)	(a)	5,006	294,803
Watsco, Inc. (Trading Companies & Distributors)		7,483	2,826,479
Watts Water Technologies, Inc. Class A (Machinery)		6,110	1,055,930
Werner Enterprises, Inc. (Ground Transportation)		14,144	550,909
WESCO International, Inc. (Trading Companies & Distributors)		9,862	1,418,353
Woodward, Inc. (Aerospace & Defense)		13,481	1,675,149
XPO, Inc. (Ground Transportation)	(a)	25,876	1,931,902
			111,951,423
Information Technology–10.5%
ACI Worldwide, Inc. (Software)	(a)	24,231	546,651
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	15,882	507,271
Amkor Technology, Inc. (Semiconductors & Equip.)		23,028	520,433
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,420	1,555,481
Aspen Technology, Inc. (Software)	(a)	6,329	1,292,761
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		20,394	982,787
Belden, Inc. (Electronic Equip., Instr. & Comp.)		9,438	911,239
Blackbaud, Inc. (Software)	(a)	9,613	675,986
Calix, Inc. (Communications Equip.)	(a)	13,170	603,713
Ciena Corp. (Communications Equip.)	(a)	33,358	1,576,499
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	12,207	902,830
Cognex Corp. (Electronic Equip., Instr. & Comp.)		38,444	1,631,563
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	29,036	947,735
CommVault Systems, Inc. (Software)	(a)	9,790	661,902
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		10,772	598,600
Dolby Laboratories, Inc. Class A (Software)		13,289	1,053,286
Dropbox, Inc. Class A (Software)	(a)	57,540	1,566,814
Dynatrace, Inc. (Software)	(a)	53,008	2,477,064
Envestnet, Inc. (Software)	(a)	11,073	487,544
GoDaddy, Inc. Class A (IT Svs.)	(a)	32,758	2,439,816
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,658	676,053
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		29,203	3,705,569
Kyndryl Holdings, Inc. (IT Svs.)	(a)	51,072	771,187
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	30,755	2,642,777
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		5,554	1,373,615
Lumentum Holdings, Inc. (Communications Equip.)	(a)	15,329	692,564
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	12,038	982,060
Manhattan Associates, Inc. (Software)	(a)	13,760	2,719,802
MKS Instruments, Inc. (Semiconductors & Equip.)		14,024	1,213,637
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		29,341	1,749,310
NCR Corp. (Software)	(a)	29,867	805,513

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,990	$ 1,146,086
Power Integrations, Inc. (Semiconductors & Equip.)		12,806	977,226
Qualys, Inc. (Software)	(a)	8,192	1,249,690
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	7,110	823,978
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	10,189	2,794,028
Synaptics, Inc. (Semiconductors & Equip.)	(a)	8,819	788,771
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		10,669	1,065,406
Teradata Corp. (Software)	(a)	22,291	1,003,541
Universal Display Corp. (Semiconductors & Equip.)		9,719	1,525,786
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		28,326	700,219
Vontier Corp. (Electronic Equip., Instr. & Comp.)		34,526	1,067,544
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	27,774	1,058,189
			53,472,526
Materials–6.9%
Alcoa Corp. (Metals & Mining)		39,817	1,157,082
AptarGroup, Inc. (Containers & Packaging)		14,646	1,831,336
Ashland, Inc. (Chemicals)		11,433	933,847
Avient Corp. (Chemicals)		20,323	717,808
Axalta Coating Systems Ltd. (Chemicals)	(a)	49,468	1,330,689
Berry Global Group, Inc. (Containers & Packaging)		26,352	1,631,452
Cabot Corp. (Chemicals)		12,481	864,559
Chemours Co. / The (Chemicals)		33,040	926,772
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	113,502	1,774,036
Commercial Metals Co. (Metals & Mining)		26,058	1,287,526
Crown Holdings, Inc. (Containers & Packaging)		26,920	2,381,882
Eagle Materials, Inc. (Construction Materials)		7,906	1,316,507
Graphic Packaging Holding Co. (Containers & Packaging)		68,548	1,527,249
Greif, Inc. Class A (Containers & Packaging)		5,684	379,748
Knife River Corp. (Construction Materials)	(a)	11,359	554,660
Louisiana-Pacific Corp. (Paper & Forest Products)		14,319	791,411
MP Materials Corp. (Metals & Mining)	(a)	32,107	613,244
NewMarket Corp. (Chemicals)		1,540	700,762
Olin Corp. (Chemicals)		28,076	1,403,239
Reliance Steel & Aluminum Co. (Metals & Mining)		13,066	3,426,297
Royal Gold, Inc. (Metals & Mining)		14,657	1,558,479
RPM International, Inc. (Chemicals)		28,795	2,730,054
Scotts Miracle-Gro Co. / The (Chemicals)		9,272	479,177
Silgan Holdings, Inc. (Containers & Packaging)		18,644	803,743
Sonoco Products Co. (Containers & Packaging)		21,857	1,187,928
United States Steel Corp. (Metals & Mining)		49,750	1,615,880
Westlake Corp. (Chemicals)		7,123	888,024
Worthington Industries, Inc. (Metals & Mining)		6,797	420,191
			35,233,582
Real Estate–7.2%
Agree Realty Corp. (Retail REITs)		21,465	1,185,727
Apartment Income REIT Corp. (Residential REITs)		33,298	1,022,249
Brixmor Property Group, Inc. (Retail REITs)		67,073	1,393,777
COPT Defense Properties (Office REITs)		25,111	598,395
Cousins Properties, Inc. (Office REITs)		33,866	689,850
CubeSmart (Specialized REITs)		50,162	1,912,677
EastGroup Properties, Inc. (Industrial REITs)		10,130	1,686,949
EPR Properties (Specialized REITs)		16,807	698,163
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Equity LifeStyle Properties, Inc. (Residential REITs)		41,564	$ 2,648,042
First Industrial Realty Trust, Inc. (Industrial REITs)		29,511	1,404,429
Gaming and Leisure Properties, Inc. (Specialized REITs)		58,604	2,669,412
Healthcare Realty Trust, Inc. (Health Care REITs)		84,982	1,297,675
Independence Realty Trust, Inc. (Residential REITs)		50,076	704,569
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	10,639	1,502,014
Kilroy Realty Corp. (Office REITs)		23,793	752,097
Kite Realty Group Trust (Retail REITs)		48,950	1,048,509
Lamar Advertising Co. Class A (Specialized REITs)		19,533	1,630,420
Medical Properties Trust, Inc. (Health Care REITs)		133,522	727,695
National Storage Affiliates Trust (Specialized REITs)		18,518	587,761
NNN REIT, Inc. (Retail REITs)		40,703	1,438,444
Omega Healthcare Investors, Inc. (Health Care REITs)		54,639	1,811,829
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		48,137	593,048
Physicians Realty Trust (Health Care REITs)		53,209	648,618
PotlatchDeltic Corp. (Specialized REITs)		17,831	809,349
Rayonier, Inc. (Specialized REITs)		30,437	866,237
Rexford Industrial Realty, Inc. (Industrial REITs)		46,064	2,273,258
Sabra Health Care REIT, Inc. (Health Care REITs)		51,593	719,206
Spirit Realty Capital, Inc. (Retail REITs)		31,536	1,057,402
STAG Industrial, Inc. (Industrial REITs)		40,090	1,383,506
Vornado Realty Trust (Office REITs)		35,713	809,971
			36,571,278
Utilities–3.3%
ALLETE, Inc. (Electric Utilities)		12,807	676,210
Black Hills Corp. (Multi-Utilities)		14,975	757,585
Essential Utilities, Inc. (Water Utilities)		54,297	1,864,016
IDACORP, Inc. (Electric Utilities)		11,294	1,057,683
National Fuel Gas Co. (Gas Utilities)		20,488	1,063,532
New Jersey Resources Corp. (Gas Utilities)		21,769	884,474
Northwestern Energy Group, Inc. (Multi-Utilities)		13,397	643,860
OGE Energy Corp. (Electric Utilities)		44,690	1,489,518
ONE Gas, Inc. (Gas Utilities)		12,372	844,760
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		11,967	836,733
PNM Resources, Inc. (Electric Utilities)		19,152	854,371
Portland General Electric Co. (Electric Utilities)		22,557	913,107
Southwest Gas Holdings, Inc. (Gas Utilities)		13,397	809,313
Spire, Inc. (Gas Utilities)		11,737	664,079
UGI Corp. (Gas Utilities)		46,741	1,075,043
Vistra Corp. (Ind. Power & Renewable Elec.)		77,095	2,558,012
			16,992,296
Total Common Stocks (Cost $474,016,125)			$504,106,011

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	02/22/2024	$100,000	$ 97,892
Total U.S. Treasury Obligations (Cost $97,881)					$97,892
Total Investments – 99.0% (Cost $474,114,006)				(c)	$504,203,903
Other Assets in Excess of Liabilities – 1.0%				(b)	4,890,655
Net Assets – 100.0%				$509,094,558

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $47,089 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	10	December 15, 2023	$2,602,221	$2,520,400	$(81,821)	$(3,995)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–98.7%		Shares	Value
Communication Services–11.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	63,405	$ 8,297,178
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	97,948	12,914,444
Electronic Arts, Inc. (Entertainment)		16,815	2,024,526
Fox Corp. Class A (Media)		73,960	2,307,552
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	63,452	19,048,925
Netflix, Inc. (Entertainment)	(a)	4,546	1,716,570
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	24,970	674,939
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	160,475	1,429,832
Spotify Technology SA (Entertainment)	(a)	5,366	829,798
			49,243,764
Consumer Discretionary–15.3%
Amazon.com, Inc. (Broadline Retail)	(a)	169,468	21,542,772
AutoNation, Inc. (Specialty Retail)	(a)	8,636	1,307,490
Best Buy Co., Inc. (Specialty Retail)		27,503	1,910,633
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	662	2,041,575
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		28,545	1,736,392
Chewy, Inc. Class A (Specialty Retail)	(a)	47,468	866,766
D.R. Horton, Inc. (Household Durables)		4,334	465,775
eBay, Inc. (Broadline Retail)		50,253	2,215,655
Five Below, Inc. (Specialty Retail)	(a)	4,476	720,188
General Motors Co. (Automobiles)		85,505	2,819,100
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	12,153	4,686,318
McDonald's Corp. (Hotels, Restaurants & Leisure)		6,868	1,809,306
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		19,962	1,908,766
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	925	840,696
PulteGroup, Inc. (Household Durables)		7,771	575,443
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	8,161	751,955
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	12,280	601,106
Tesla, Inc. (Automobiles)	(a)	51,167	12,803,007
TJX Cos., Inc. / The (Specialty Retail)		65,334	5,806,886
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		26,539	974,777
Wayfair, Inc. Class A (Specialty Retail)	(a)	10,508	636,470
			67,021,076
Consumer Staples–4.3%
Hershey Co. / The (Food Products)		19,183	3,838,135
Kimberly-Clark Corp. (Household Products)		10,152	1,226,869
PepsiCo, Inc. (Beverages)		46,962	7,957,241
Walmart, Inc. (Consumer Staples Distribution & Retail)		35,133	5,618,821
			18,641,066
Energy–0.2%
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		13,896	662,839
Financials–7.0%
Block, Inc. (Financial Services)	(a)	79,487	3,518,095
Mastercard, Inc. Class A (Financial Services)		28,463	11,268,786
Moody's Corp. (Capital Markets)		17,341	5,482,704
Visa, Inc. (Financial Services)		44,111	10,145,971
			30,415,556
Health Care–10.9%
AbbVie, Inc. (Biotechnology)		14,362	2,140,800
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		27,790	3,107,478
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Amgen, Inc. (Biotechnology)		22,128	$ 5,947,121
Bristol-Myers Squibb Co. (Pharmaceuticals)		21,826	1,266,781
Elevance Health, Inc. (Health Care Providers & Svs.)		5,202	2,265,055
Eli Lilly & Co. (Pharmaceuticals)		17,366	9,327,800
HCA Healthcare, Inc. (Health Care Providers & Svs.)		8,673	2,133,384
Horizon Therapeutics PLC (Biotechnology)	(a)	4,074	471,321
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,522	665,525
Incyte Corp. (Biotechnology)	(a)	49,945	2,885,323
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	575	637,140
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,843	1,669,837
ResMed, Inc. (Health Care Equip. & Supplies)		6,043	893,578
Stryker Corp. (Health Care Equip. & Supplies)		19,544	5,340,789
Teladoc Health, Inc. (Health Care Technology)	(a)	36,825	684,577
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	37,860	1,349,709
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		12,378	6,240,864
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,301	800,150
			47,827,232
Industrials–5.7%
Allegion PLC (Building Products)		10,219	1,064,820
Builders FirstSource, Inc. (Building Products)	(a)	16,061	1,999,434
Cintas Corp. (Commercial Svs. & Supplies)		8,544	4,109,749
Copart, Inc. (Commercial Svs. & Supplies)	(a)	15,024	647,384
EMCOR Group, Inc. (Construction & Engineering)		5,585	1,175,028
Honeywell International, Inc. (Industrial Conglomerates)		5,062	935,154
Illinois Tool Works, Inc. (Machinery)		14,954	3,444,056
Lockheed Martin Corp. (Aerospace & Defense)		11,220	4,588,531
Otis Worldwide Corp. (Machinery)		12,791	1,027,245
Trane Technologies PLC (Building Products)		6,280	1,274,275
W.W. Grainger, Inc. (Trading Companies & Distributors)		6,451	4,463,060
			24,728,736
Information Technology–42.3%
Adobe, Inc. (Software)	(a)	17,691	9,020,641
Akamai Technologies, Inc. (IT Svs.)	(a)	13,079	1,393,437
Apple, Inc. (Tech. Hardware, Storage & Periph.)		311,118	53,266,513
Applied Materials, Inc. (Semiconductors & Equip.)		48,426	6,704,580
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	9,894	529,527
Broadcom, Inc. (Semiconductors & Equip.)		3,070	2,549,881
Cadence Design Systems, Inc. (Software)	(a)	16,511	3,868,527
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		39,195	2,700,535
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	66,936	1,805,933
Fortinet, Inc. (Software)	(a)	37,525	2,201,967
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		106,737	1,854,022
HP, Inc. (Tech. Hardware, Storage & Periph.)		56,119	1,442,258
Intel Corp. (Semiconductors & Equip.)		44,324	1,575,718
Intuit, Inc. (Software)		2,075	1,060,200
KLA Corp. (Semiconductors & Equip.)		1,441	660,929
Lam Research Corp. (Semiconductors & Equip.)		3,290	2,062,073
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	13,568	1,165,898
Manhattan Associates, Inc. (Software)	(a)	19,603	3,874,729
Microsoft Corp. (Software)		171,047	54,008,090

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NVIDIA Corp. (Semiconductors & Equip.)		50,941	$ 22,158,826
NXP Semiconductors N.V. (Semiconductors & Equip.)		7,637	1,526,789
QUALCOMM, Inc. (Semiconductors & Equip.)		11,811	1,311,730
Salesforce, Inc. (Software)	(a)	9,864	2,000,222
ServiceNow, Inc. (Software)	(a)	4,342	2,427,004
Synopsys, Inc. (Software)	(a)	1,458	669,178
Teradata Corp. (Software)	(a)	30,388	1,368,068
VeriSign, Inc. (IT Svs.)	(a)	8,566	1,734,872
			184,942,147
Materials–1.2%
Ecolab, Inc. (Chemicals)		13,829	2,342,633
Sherwin-Williams Co. / The (Chemicals)		11,643	2,969,547
			5,312,180
Common Stocks (Continued)		Shares	Value
Real Estate–0.5%
SBA Communications Corp. (Specialized REITs)		11,657	$ 2,333,382
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	80	3,583
			2,336,965
Total Common Stocks (Cost $391,314,673)			$431,131,561
Total Investments – 98.7% (Cost $391,314,673)	(b)		$431,131,561
Other Assets in Excess of Liabilities – 1.3%	(c)		5,763,849
Net Assets – 100.0%			$436,895,410

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $319,200 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	19	December 15, 2023	$5,801,003	$5,649,270	$(151,733)	$40,758
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–49.5%		Shares	Value
Communication Services–3.7%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	198,966	$ 26,233,667
Charter Communications, Inc. Class A (Media)	(a)	2,895	1,273,279
Comcast Corp. Class A (Media)		77,463	3,434,709
Electronic Arts, Inc. (Entertainment)		18,218	2,193,447
Fox Corp. Class A (Media)		10,786	336,523
Liberty Broadband Corp. Class C (Media)	(a)	3,972	362,723
Match Group, Inc. (Interactive Media & Svs.)	(a)	6,958	272,580
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	15,368	4,613,627
Netflix, Inc. (Entertainment)	(a)	9,560	3,609,856
Trade Desk, Inc. Class A / The Class A (Media)	(a)	6,960	543,924
Verizon Communications, Inc. (Diversified Telecom. Svs.)		111,162	3,602,761
Walt Disney Co. / The (Entertainment)	(a)	26,335	2,134,452
			48,611,548
Consumer Discretionary–4.0%
Amazon.com, Inc. (Broadline Retail)	(a)	112,863	14,347,145
Aptiv PLC (Automobile Components)	(a)	13,825	1,363,007
AutoZone, Inc. (Specialty Retail)	(a)	1,864	4,734,541
Best Buy Co., Inc. (Specialty Retail)		7,102	493,376
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	577	1,779,439
BorgWarner, Inc. (Automobile Components)		12,040	486,055
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	9,210	426,884
CarMax, Inc. (Specialty Retail)	(a)	6,938	490,725
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,603	2,936,423
Compass Group PLC – ADR (Hotels, Restaurants & Leisure)		77,111	1,877,653
Coupang, Inc. (Broadline Retail)	(a)	73,382	1,247,494
eBay, Inc. (Broadline Retail)		32,806	1,446,417
Ferrari N.V. (Automobiles)		6,125	1,810,182
General Motors Co. (Automobiles)		56,498	1,862,739
Home Depot, Inc. / The (Specialty Retail)		13,125	3,965,850
Lear Corp. (Automobile Components)		3,529	473,592
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	8,100	3,123,441
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		33,324	3,186,441
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,392	1,265,133
Tractor Supply Co. (Specialty Retail)		11,144	2,262,789
Ulta Beauty, Inc. (Specialty Retail)	(a)	6,529	2,608,009
Williams-Sonoma, Inc. (Specialty Retail)		3,891	604,661
			52,791,996
Consumer Staples–3.7%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		17,816	405,314
Altria Group, Inc. (Tobacco)		54,264	2,281,801
Archer-Daniels-Midland Co. (Food Products)		24,623	1,857,067
Bunge Ltd. (Food Products)		4,117	445,665
Coca-Cola Co. / The (Beverages)		46,086	2,579,894
Colgate-Palmolive Co. (Household Products)		29,734	2,114,385
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		13,145	7,426,399
General Mills, Inc. (Food Products)		13,765	880,822
Keurig Dr Pepper, Inc. (Beverages)		23,726	749,030
Kimberly-Clark Corp. (Household Products)		12,623	1,525,490
Koninklijke Ahold Delhaize N.V. – ADR (Consumer Staples Distribution & Retail)		57,790	1,738,323
Kroger Co. / The (Consumer Staples Distribution & Retail)		16,480	737,480
Monster Beverage Corp. (Beverages)	(a)	158,944	8,416,085
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	6,178	363,637
Philip Morris International, Inc. (Tobacco)		38,851	3,596,826
Procter & Gamble Co. / The (Household Products)		23,894	3,485,179
Sysco Corp. (Consumer Staples Distribution & Retail)		8,525	563,076
Target Corp. (Consumer Staples Distribution & Retail)		11,741	1,298,202
Tyson Foods, Inc. Class A (Food Products)		7,925	400,133
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	9,272	368,099
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		24,064	535,183
Walmart, Inc. (Consumer Staples Distribution & Retail)		43,934	7,026,365
			48,794,455
Energy–1.7%
APA Corp. (Oil, Gas & Consumable Fuels)		7,915	325,306
Baker Hughes Co. (Energy Equip. & Svs.)		15,402	543,999
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		3,799	327,588
Chevron Corp. (Oil, Gas & Consumable Fuels)		5,352	902,454

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		15,526	$ 419,978
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		9,913	472,850
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,213	497,629
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		32,032	3,766,323
Halliburton Co. (Energy Equip. & Svs.)		12,838	519,939
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		16,737	2,532,978
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		6,953	330,754
Phillips 66 (Oil, Gas & Consumable Fuels)		19,261	2,314,209
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		9,574	2,197,712
Shell PLC – ADR (Oil, Gas & Consumable Fuels)		66,249	4,265,111
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		16,392	2,322,910
			21,739,740
Financials–6.2%
American International Group, Inc. (Insurance)		34,377	2,083,246
Bank of America Corp. (Banks)		16,691	457,000
Bank of New York Mellon Corp. / The (Capital Markets)		25,387	1,082,755
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	13,416	4,699,625
Block, Inc. (Financial Services)	(a)	16,979	751,490
Capital One Financial Corp. (Consumer Finance)		17,814	1,728,849
CBOE Global Markets, Inc. (Capital Markets)		12,542	1,959,186
Citigroup, Inc. (Banks)		54,923	2,258,983
Citizens Financial Group, Inc. (Banks)		13,896	372,413
Discover Financial Services (Consumer Finance)		10,236	886,745
Everest Group Ltd. (Insurance)		6,214	2,309,557
Fidelity National Financial, Inc. (Insurance)		10,210	421,673
Fidelity National Information Services, Inc. (Financial Services)		15,340	847,842
Fifth Third Bancorp (Banks)		35,245	892,756
First Citizens BancShares, Inc. Class A Class A (Banks)		303	418,170
Global Payments, Inc. (Financial Services)		9,948	1,147,900
Goldman Sachs Group, Inc. / The (Capital Markets)		7,931	2,566,234
Houlihan Lokey, Inc. (Capital Markets)		13,979	1,497,430
Huntington Bancshares, Inc. (Banks)		82,420	857,168
JPMorgan Chase & Co. (Banks)		50,915	7,383,693
KeyCorp (Banks)		33,321	358,534
Loews Corp. (Insurance)		6,596	417,593
LPL Financial Holdings, Inc. (Capital Markets)		3,994	949,174
M&T Bank Corp. (Banks)		7,522	951,157
MarketAxess Holdings, Inc. (Capital Markets)		1,287	274,955
Marsh & McLennan Cos., Inc. (Insurance)		18,323	3,486,867
Mastercard, Inc. Class A (Financial Services)		5,198	2,057,940
MSCI, Inc. (Capital Markets)		8,137	4,174,932
Nasdaq, Inc. (Capital Markets)		19,925	968,156
New York Community Bancorp, Inc. (Banks)		29,037	329,280
Northern Trust Corp. (Capital Markets)		5,602	389,227
PayPal Holdings, Inc. (Financial Services)	(a)	15,216	889,527
PNC Financial Services Group, Inc. / The (Banks)		15,938	1,956,708
Progressive Corp. / The (Insurance)		10,530	1,466,829
Reinsurance Group of America, Inc. (Insurance)		2,803	406,968
S&P Global, Inc. (Capital Markets)		3,776	1,379,788
Selective Insurance Group, Inc. (Insurance)		11,579	1,194,605
State Street Corp. (Capital Markets)		14,636	980,027
Synchrony Financial (Consumer Finance)		12,616	385,671
T. Rowe Price Group, Inc. (Capital Markets)		8,793	922,122
Truist Financial Corp. (Banks)		30,227	864,794
U.S. Bancorp (Banks)		56,669	1,873,477
Visa, Inc. (Financial Services)		72,700	16,721,727
W.R. Berkley Corp. (Insurance)		6,858	435,414
Willis Towers Watson PLC (Insurance)		7,062	1,475,675
XP, Inc. Class A (Capital Markets)		14,316	329,984
			80,263,846
Health Care–9.7%
AbbVie, Inc. (Biotechnology)		32,319	4,817,470
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,993	1,219,143
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	20,858	439,687
Biogen, Inc. (Biotechnology)	(a)	4,503	1,157,316
Bristol-Myers Squibb Co. (Pharmaceuticals)		20,058	1,164,166
Cardinal Health, Inc. (Health Care Providers & Svs.)		11,288	980,024
Cencora, Inc. (Health Care Providers & Svs.)		11,052	1,989,028

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Centene Corp. (Health Care Providers & Svs.)	(a)	17,686	$ 1,218,212
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,926	377,457
Cigna Group / The (Health Care Providers & Svs.) (Health Care Providers & Svs.)		8,304	2,375,525
CVS Health Corp. (Health Care Providers & Svs.)		35,064	2,448,168
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	93,730	6,493,614
Elevance Health, Inc. (Health Care Providers & Svs.)		10,068	4,383,809
Eli Lilly & Co. (Pharmaceuticals)		17,801	9,561,451
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		14,588	992,568
Genmab A/S – ADR (Biotechnology)	(a)	34,127	1,203,659
Gilead Sciences, Inc. (Biotechnology)		34,751	2,604,240
Humana, Inc. (Health Care Providers & Svs.)		4,259	2,072,089
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	11,804	5,161,535
Incyte Corp. (Biotechnology)	(a)	5,749	332,120
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	23,711	6,930,488
Johnson & Johnson (Pharmaceuticals)		14,921	2,323,946
McKesson Corp. (Health Care Providers & Svs.)		11,319	4,922,067
Medtronic PLC (Health Care Equip. & Supplies)		32,310	2,531,812
Merck & Co., Inc. (Pharmaceuticals)		54,076	5,567,124
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,146	2,377,918
Moderna, Inc. (Biotechnology)	(a)	10,384	1,072,563
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3,281	1,075,807
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,388	381,150
Pfizer, Inc. (Pharmaceuticals)		97,564	3,236,198
Royalty Pharma PLC Class A (Pharmaceuticals)		13,117	355,995
Teleflex, Inc. (Health Care Equip. & Supplies)		1,644	322,898
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,596	807,847
United Therapeutics Corp. (Biotechnology)	(a)	1,673	377,881
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		37,678	18,996,871
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	24,288	4,941,394
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	28,148	9,788,186
Viatris, Inc. (Pharmaceuticals)		39,793	392,359
Waters Corp. (Life Sciences Tools & Svs.)	(a)	7,027	1,926,874
Zoetis, Inc. (Pharmaceuticals)		39,319	6,840,720
			126,161,379
Industrials–4.7%
3M Co. (Industrial Conglomerates)		20,215	1,892,528
AECOM (Construction & Engineering)		16,636	1,381,453
Allegion PLC (Building Products)		5,407	563,409
American Airlines Group, Inc. (Passenger Airlines)	(a)	39,743	509,108
AMETEK, Inc. (Electrical Equip.)		11,568	1,709,288
Automatic Data Processing, Inc. (Professional Svs.)		8,702	2,093,527
Booz Allen Hamilton Holding Corp. (Professional Svs.)		8,728	953,709
Builders FirstSource, Inc. (Building Products)	(a)	9,871	1,228,841
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		6,433	554,074
Carlisle Cos., Inc. (Building Products)		2,568	665,780
Carrier Global Corp. (Building Products)		35,759	1,973,897
CNH Industrial N.V. (Machinery)		49,570	599,797
Copart, Inc. (Commercial Svs. & Supplies)	(a)	132,068	5,690,810
Cummins, Inc. (Machinery)		6,025	1,376,471
Eaton Corp. PLC (Electrical Equip.)		4,540	968,291
Expeditors International of Washington, Inc. (Air Freight & Logistics)		11,163	1,279,615
Experian PLC – ADR (Professional Svs.)		50,214	1,638,985
Ferguson PLC (Trading Companies & Distributors)		9,487	1,560,327
Fortune Brands Innovations, Inc. (Building Products)		9,459	587,971
Genpact Ltd. (Professional Svs.)		85,088	3,080,186
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		2,928	599,010
IDEX Corp. (Machinery)		4,649	967,085
J.B. Hunt Transport Services, Inc. (Ground Transportation)		3,517	663,025
Jacobs Solutions, Inc. (Professional Svs.)		5,785	789,653
Johnson Controls International PLC (Building Products)		30,339	1,614,338
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		18,203	912,880
L3Harris Technologies, Inc. (Aerospace & Defense)		8,245	1,435,619
Leidos Holdings, Inc. (Professional Svs.)		7,504	691,569
Lockheed Martin Corp. (Aerospace & Defense)		10,567	4,321,480
Masco Corp. (Building Products)		11,680	624,296
Otis Worldwide Corp. (Machinery)		36,543	2,934,768
Owens Corning (Building Products)		5,003	682,459
Paychex, Inc. (Professional Svs.)		18,641	2,149,867

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Paycom Software, Inc. (Professional Svs.)		11,356	$ 2,944,270
RELX PLC – ADR (Professional Svs.)		34,795	1,172,592
RTX Corp. (Aerospace & Defense)		33,309	2,397,249
SS&C Technologies Holdings, Inc. (Professional Svs.)		12,035	632,319
Textron, Inc. (Aerospace & Defense)		9,316	727,952
Trex Co., Inc. (Building Products)	(a)	19,790	1,219,658
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	26,159	1,106,526
Verisk Analytics, Inc. (Professional Svs.)		12,130	2,865,591
			61,760,273
Information Technology–13.0%
Adobe, Inc. (Software)	(a)	17,741	9,046,136
Amdocs Ltd. (IT Svs.)		29,248	2,471,164
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		11,975	1,005,780
Analog Devices, Inc. (Semiconductors & Equip.)		8,053	1,410,000
Apple, Inc. (Tech. Hardware, Storage & Periph.)		54,618	9,351,148
Arista Networks, Inc. (Communications Equip.)	(a)	26,064	4,793,951
ASML Holding N.V. (Semiconductors & Equip.)		2,964	1,744,788
Autodesk, Inc. (Software)	(a)	15,035	3,110,892
Bentley Systems, Inc. Class B (Software)		14,401	722,354
Broadcom, Inc. (Semiconductors & Equip.)		9,166	7,613,096
Cadence Design Systems, Inc. (Software)	(a)	8,860	2,075,898
CDW Corp. (Electronic Equip., Instr. & Comp.)		6,060	1,222,666
Cisco Systems, Inc. (Communications Equip.)		10,263	551,739
Cognex Corp. (Electronic Equip., Instr. & Comp.)		10,556	447,997
Crowdstrike Holdings, Inc. Class A (Software)	(a)	10,940	1,831,137
DocuSign, Inc. (Software)	(a)	14,367	603,414
Entegris, Inc. (Semiconductors & Equip.)		14,803	1,390,150
EPAM Systems, Inc. (IT Svs.)	(a)	3,636	929,689
Fortinet, Inc. (Software)	(a)	136,993	8,038,749
Gen Digital, Inc. (Software)		201,808	3,567,965
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		93,712	1,627,777
HP, Inc. (Tech. Hardware, Storage & Periph.)		50,078	1,287,005
Intuit, Inc. (Software)		5,914	3,021,699
KLA Corp. (Semiconductors & Equip.)		3,476	1,594,302
Manhattan Associates, Inc. (Software)	(a)	9,800	1,937,068
Microsoft Corp. (Software)		137,959	43,560,554
Motorola Solutions, Inc. (Communications Equip.)		11,558	3,146,550
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		10,783	818,214
Nice Ltd. – ADR (Software)	(a)	4,416	750,720
NVIDIA Corp. (Semiconductors & Equip.)		29,208	12,705,188
Oracle Corp. (Software)		33,104	3,506,376
PTC, Inc. (Software)	(a)	6,033	854,755
QUALCOMM, Inc. (Semiconductors & Equip.)		66,247	7,357,392
Roper Technologies, Inc. (Software)		9,965	4,825,850
ServiceNow, Inc. (Software)	(a)	12,935	7,230,148
Skyworks Solutions, Inc. (Semiconductors & Equip.)		13,946	1,374,936
Splunk, Inc. (Software)	(a)	13,815	2,020,444
Synopsys, Inc. (Software)	(a)	4,567	2,096,116
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,143	1,692,747
Tyler Technologies, Inc. (Software)	(a)	5,243	2,024,532
VeriSign, Inc. (IT Svs.)	(a)	15,221	3,082,709
Zoom Video Communications, Inc. Class A (Software)	(a)	21,740	1,520,496
			169,964,291
Materials–1.0%
Amcor PLC (Containers & Packaging)		84,303	772,215
Celanese Corp. (Chemicals)		6,724	843,996
CF Industries Holdings, Inc. (Chemicals)		10,620	910,559
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	46,250	722,888
Dow, Inc. (Chemicals)		28,239	1,456,003
Eastman Chemical Co. (Chemicals)		9,646	740,041
International Paper Co. (Containers & Packaging)		23,401	830,033
LyondellBasell Industries N.V. Class A (Chemicals)		28,909	2,737,682
Mosaic Co. / The (Chemicals)		20,895	743,862
Sherwin-Williams Co. / The (Chemicals)		9,122	2,326,566
Steel Dynamics, Inc. (Metals & Mining)		13,284	1,424,311
			13,508,156

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate–0.6%
AvalonBay Communities, Inc. (Residential REITs)	3,925	$ 674,080
Boston Properties, Inc. (Office REITs)	5,665	336,954
Camden Property Trust (Residential REITs)	3,522	333,111
Crown Castle, Inc. (Specialized REITs)	13,007	1,197,034
First Industrial Realty Trust, Inc. (Industrial REITs)	19,950	949,421
Healthpeak Properties, Inc. (Health Care REITs)	18,078	331,912
Public Storage (Specialized REITs)	8,143	2,145,843
VICI Properties, Inc. (Specialized REITs)	24,822	722,320
Weyerhaeuser Co. (Specialized REITs)	21,412	656,492
		7,347,167
Utilities–1.2%
Ameren Corp. (Multi-Utilities)	18,470	1,382,110
American Electric Power Co., Inc. (Electric Utilities)	26,593	2,000,325
Atmos Energy Corp. (Gas Utilities)	11,348	1,202,094
CenterPoint Energy, Inc. (Multi-Utilities)	41,212	1,106,542
Consolidated Edison, Inc. (Multi-Utilities)	15,828	1,353,769
Dominion Energy, Inc. (Multi-Utilities)	38,805	1,733,419
DTE Energy Co. (Multi-Utilities)	12,495	1,240,504
Entergy Corp. (Electric Utilities)	13,768	1,273,540
Essential Utilities, Inc. (Water Utilities)	9,477	325,345
Evergy, Inc. (Electric Utilities)	7,086	359,260
Eversource Energy (Electric Utilities)	19,925	1,158,639
NextEra Energy, Inc. (Electric Utilities)	20,734	1,187,851
NiSource, Inc. (Multi-Utilities)	14,745	363,907
Xcel Energy, Inc. (Electric Utilities)	24,141	1,381,348
		16,068,653
Total Common Stocks (Cost $608,643,830)		$647,011,504

U.S. Treasury Obligations–17.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	10/24/2023	$14,007,100	$ 13,961,936
U.S. Treasury Bill		0.000%	11/24/2023	13,793,000	13,685,199
U.S. Treasury Bill		0.000%	03/14/2024	1,570,000	1,532,031
U.S. Treasury Note		2.250%	11/15/2024	1,865,000	1,801,619
U.S. Treasury Note		4.125%	10/31/2027	2,729,700	2,671,587
U.S. Treasury Note		3.875%	11/30/2027	25,824,700	25,033,819
U.S. Treasury Note		3.875%	12/31/2027	1,803,600	1,748,012
U.S. Treasury Note		3.625%	03/31/2028	1,822,600	1,747,275
U.S. Treasury Note		3.500%	04/30/2028	7,628,700	7,271,105
U.S. Treasury Note		3.625%	05/31/2028	16,409,600	15,727,576
U.S. Treasury Note		4.125%	07/31/2028	17,700,400	17,318,735
U.S. Treasury Note	(b)	1.875%	02/15/2032	37,869,800	30,761,816
U.S. Treasury Note		3.500%	02/15/2033	2,468,600	2,264,941
U.S. Treasury Note		3.375%	05/15/2033	28,165,900	25,542,951
U.S. Treasury Note		3.875%	08/15/2033	19,663,500	18,578,935
U.S. Treasury Note		1.750%	08/15/2041	1,404,300	874,506
U.S. Treasury Note		3.250%	05/15/2042	24,263,600	19,335,056
U.S. Treasury Note		2.750%	08/15/2042	1,083,100	794,048
U.S. Treasury Note		4.000%	11/15/2042	4,422,000	3,924,870
U.S. Treasury Note		3.875%	05/15/2043	7,755,000	6,742,003
U.S. Treasury Note		2.250%	08/15/2049	1,246,800	776,133
U.S. Treasury Note		2.375%	11/15/2049	338,600	216,717
U.S. Treasury Note		1.250%	05/15/2050	3,709,900	1,750,319
U.S. Treasury Note		1.875%	02/15/2051	263,000	147,403
U.S. Treasury Note		2.375%	05/15/2051	338,200	214,493
U.S. Treasury Note		2.000%	08/15/2051	866,300	499,882
U.S. Treasury Note	(b)	2.250%	02/15/2052	16,994,700	10,429,170
U.S. Treasury Note		2.875%	05/15/2052	1,371,700	972,567
U.S. Treasury Note		4.125%	08/15/2053	8,034,400	7,293,729
Total U.S. Treasury Obligations (Cost $254,779,254)					$233,618,433

Corporate Bonds–12.7%		Rate	Maturity	Face Amount	Value
Communication Services–0.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.650%	09/15/2059	$ 33,000	$ 20,079
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(c)	4.500%	08/15/2030	59,000	48,428
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(c)	4.750%	02/01/2032	102,000	81,600
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(c)	4.500%	06/01/2033	209,000	159,914
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		6.384%	10/23/2035	858,000	799,435

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	$ 519,000	$ 485,137
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	54,135
Cox Communications, Inc. (Diversified Telecom. Svs.)	(c)	5.700%	06/15/2033	282,000	271,769
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	56,861
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	26,801
DISH DBS Corp. (Media)	(c)	5.250%	12/01/2026	1,021,000	867,698
DISH DBS Corp. (Media)	(c)	5.750%	12/01/2028	158,000	121,462
Entegris Escrow Corp. (Media)	(c)	4.750%	04/15/2029	209,000	187,893
Fox Corp. (Media)		5.576%	01/25/2049	1,068,000	894,616
Globo Comunicacao e Participacoes SA (Media)		4.875%	01/22/2030	794,000	659,506
Interpublic Group of Cos., Inc. / The (Media)		5.375%	06/15/2033	544,000	507,991
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(c)	3.875%	11/15/2029	309,000	284,682
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	410,000	392,923
Netflix, Inc. (Entertainment)		5.875%	11/15/2028	310,000	311,755
Tencent Holdings Ltd. (Interactive Media & Svs.)	(c)	3.240%	06/03/2050	201,000	115,646
Time Warner Cable LLC (Media)		7.300%	07/01/2038	811,000	781,252
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	64,738
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	399,000	353,502
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.050%	07/15/2033	272,000	252,365
Warnermedia Holdings, Inc. (Media)		4.279%	03/15/2032	1,122,000	952,374
					8,752,562
Consumer Discretionary–1.7%
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,335,000	1,083,177
Alibaba Group Holding Ltd. (Broadline Retail)		2.125%	02/09/2031	200,000	156,045
Alibaba Group Holding Ltd. (Broadline Retail)		4.500%	11/28/2034	271,000	234,821
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	273,418
AutoZone, Inc. (Specialty Retail)		1.650%	01/15/2031	1,010,000	759,389
Bath & Body Works, Inc. (Specialty Retail)	(c)	6.625%	10/01/2030	995,000	932,822
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	1,302,000	1,235,987
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(c)	7.000%	02/15/2030	235,000	228,670
Carnival Corp. (Hotels, Restaurants & Leisure)	(c)	4.000%	08/01/2028	237,000	205,497
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	936,589
Ford Motor Co. (Automobiles)		6.100%	08/19/2032	441,000	415,384
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	78,932
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	87,630
General Motors Co. (Automobiles)		6.800%	10/01/2027	107,000	109,195
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	256,835
Gohl Capital Ltd. (Hotels, Restaurants & Leisure)		4.250%	01/24/2027	518,000	477,856
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,433,582
Hyundai Capital America (Automobiles)	(c)	6.100%	09/21/2028	621,000	616,570
Jaguar Land Rover Automotive PLC (Automobiles)	(c)	5.500%	07/15/2029	1,227,000	1,049,079
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.900%	08/08/2029	1,829,000	1,560,930
LKQ Corp. (Distributors)	(c)	5.750%	06/15/2028	520,000	507,996
LKQ Corp. (Distributors)	(c)	6.250%	06/15/2033	305,000	294,918
M.D.C. Holdings, Inc. (Household Durables)		2.500%	01/15/2031	898,000	670,574
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,261,536
Mattel, Inc. (Leisure Products)	(c)	3.375%	04/01/2026	128,000	118,362
Mattel, Inc. (Leisure Products)	(c)	5.875%	12/15/2027	1,578,000	1,533,938
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	254,744
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,467,562
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	63,373
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	962,469
Nissan Motor Co. Ltd. (Automobiles)	(c)	4.345%	09/17/2027	430,000	392,504
Prosus N.V. (Broadline Retail)	(c)	3.257%	01/19/2027	629,000	557,233
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	269,368
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(c)	8.250%	01/15/2029	416,000	431,584
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(c)	5.625%	08/26/2028	292,000	253,150
ZF North America Capital, Inc. (Automobile Components)	(c)	6.875%	04/14/2028	410,000	401,175
ZF North America Capital, Inc. (Automobile Components)	(c)	7.125%	04/14/2030	205,000	200,855
					21,773,749
Consumer Staples–0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	3.500%	03/15/2029	156,000	133,003
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	4.875%	02/15/2030	971,000	874,895

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(c)	2.950%	01/25/2030	$ 77,000	$ 64,156
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,653,311
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	949,753
B.A.T. Capital Corp. (Tobacco)		7.750%	10/19/2032	189,000	199,638
B.A.T. Capital Corp. (Tobacco)		6.421%	08/02/2033	349,000	339,192
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	109,786
Cargill, Inc. (Food Products)	(c)	2.125%	04/23/2030	1,301,000	1,064,873
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,303,184
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	164,736
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS Luxembourg SARL (Food Products)	(c)	6.750%	03/15/2034	602,000	585,740
MARB BondCo PLC (Food Products)		3.950%	01/29/2031	613,000	454,557
Mars, Inc. (Food Products)	(c)	2.700%	04/01/2025	113,000	108,244
Mondelez International Holdings Netherlands B.V. (Food Products)	(c)	2.250%	09/19/2024	249,000	240,514
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	19,000	15,984
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	53,480
Philip Morris International, Inc. (Tobacco)		5.000%	11/17/2025	602,000	594,834
Philip Morris International, Inc. (Tobacco)		4.875%	02/13/2026	496,000	487,857
Philip Morris International, Inc. (Tobacco)		5.625%	11/17/2029	109,000	107,764
Philip Morris International, Inc. (Tobacco)		5.375%	02/15/2033	999,000	946,889
Pilgrim's Pride Corp. (Food Products)	(c)	5.875%	09/30/2027	347,000	352,049
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	834,205
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	60,407
Sysco Corp. (Consumer Staples Distribution & Retail)		2.400%	02/15/2030	72,000	59,298
					11,758,349
Energy–1.3%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,850,000	1,644,125
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		4.893%	09/11/2033	571,000	536,068
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	1,333,000	813,875
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.850%	02/01/2035	860,000	806,947
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	494,127
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	5.750%	01/15/2031	1,478,000	1,388,515
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	2.875%	04/01/2032	325,000	243,376
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	172,510
Ecopetrol SA (Oil, Gas & Consumable Fuels)		8.625%	01/19/2029	575,000	577,034
EQT Corp. (Oil, Gas & Consumable Fuels)		7.000%	02/01/2030	1,013,000	1,042,115
GNL Quintero SA (Oil, Gas & Consumable Fuels)		4.634%	07/31/2029	633,988	605,259
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,715,479
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6.800%	03/15/2032	1,575,000	1,598,756
Oleoducto Central SA (Oil, Gas & Consumable Fuels)	(c)	4.000%	07/14/2027	207,000	184,443
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	975,000	902,850
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	127,726
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.100%	11/15/2032	37,000	36,532
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.375%	11/01/2031	985,000	1,032,099
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		3.550%	12/15/2029	136,000	116,909
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	1,561,000	1,580,491
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	7.500%	01/15/2028	636,000	652,625
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	8.000%	11/15/2032	784,000	822,651
					17,094,512
Financials–4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		6.500%	07/15/2025	271,000	271,312
AIB Group PLC (Rate is fixed until 04/10/2024, at which point, the rate becomes QL + 187) (Banks)	(c)(d)	4.263%	04/10/2025	448,000	441,622
AIB Group PLC (Rate is fixed until 10/14/2025, at which point, the rate becomes SOFR + 346) (Banks)	(c)(d)	7.583%	10/14/2026	755,000	768,834
AIB Group PLC (Rate is fixed until 09/13/2028, at which point, the rate becomes SOFR + 233) (Banks)	(c)(d)	6.608%	09/13/2029	324,000	322,653
Ally Financial, Inc. (Rate is fixed until 06/13/2028, at which point, the rate becomes SOFR + 326) (Consumer Finance)	(d)	6.992%	06/13/2029	573,000	560,677
Argentum Netherlands B.V. for Swiss Re Ltd. (Rate is fixed until 08/15/2025, at which point, the rate becomes QL + 359) (Insurance)	(d)	5.750%	08/15/2050	1,500,000	1,440,000
Aviation Capital Group LLC (Financial Services)	(c)	4.375%	01/30/2024	50,000	49,561
Aviation Capital Group LLC (Financial Services)	(c)	5.500%	12/15/2024	114,000	112,072
Aviation Capital Group LLC (Financial Services)	(c)	4.125%	08/01/2025	3,000	2,854
Aviation Capital Group LLC (Financial Services)	(c)	4.875%	10/01/2025	57,000	54,767
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	01/30/2026	181,000	162,727
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	09/20/2026	2,008,000	1,753,079
Aviation Capital Group LLC (Financial Services)	(c)	3.500%	11/01/2027	50,000	44,149
Aviation Capital Group LLC (Financial Services)	(c)	6.375%	07/15/2030	70,000	67,787

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Banco de Credito del Peru SA (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(c)(d)	3.125%	07/01/2030	$ 244,000	$ 223,987
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(d)	4.175%	03/24/2028	1,800,000	1,662,080
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes TSFR3M + 133) (Banks)	(d)	3.970%	03/05/2029	177,000	162,137
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,441,000	1,157,975
Bank of Ireland Group PLC (Rate is fixed until 09/16/2025, at which point, the rate becomes H15T1Y + 265) (Banks)	(c)(d)	6.253%	09/16/2026	354,000	351,781
Barclays PLC (Rate is fixed until 05/09/2033, at which point, the rate becomes SOFR + 298) (Banks)	(d)	6.224%	05/09/2034	453,000	429,122
BNP Paribas SA (Rate is fixed until 02/25/2031, at which point, the rate becomes H15T5Y + 334) (Banks)	(d)	4.625%	Perpetual	229,000	162,607
BNP Paribas SA (Rate is fixed until 08/19/2025, at which point, the rate becomes USSW5 + 515) (Banks)	(d)	7.375%	Perpetual	200,000	195,597
BNP Paribas SA (Rate is fixed until 08/14/2028, at which point, the rate becomes H15T5Y + 435) (Banks)	(c)(d)	8.500%	Perpetual	877,000	857,989
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes TSFR3M + 137) (Banks)	(c)(d)	2.819%	11/19/2025	2,170,000	2,084,134
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(c)(d)	3.052%	01/13/2031	333,000	274,113
CaixaBank SA (Rate is fixed until 09/13/2026, at which point, the rate becomes SOFR + 208) (Banks)	(c)(d)	6.684%	09/13/2027	696,000	695,693
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(d)	3.273%	03/01/2030	1,651,000	1,381,061
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes TSFR3M + 145) (Banks)	(d)	4.075%	04/23/2029	212,000	195,112
Citigroup, Inc. (Rate is fixed until 03/20/2029, at which point, the rate becomes TSFR3M + 160) (Banks)	(d)	3.980%	03/20/2030	145,000	130,222
Cloverie PLC for Zurich Insurance Co. Ltd. (Rate is fixed until 06/24/2026, at which point, the rate becomes QL + 492) (Insurance)	(d)	5.625%	06/24/2046	1,116,000	1,078,859
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, at which point, the rate becomes H15T1Y + 140) (Banks)	(c)(d)	5.564%	02/28/2029	1,027,000	1,000,951
Cooperatieve Rabobank UA (Rate is fixed until 04/10/2024, at which point, the rate becomes USSW5 + 189) (Banks)	(d)	4.000%	04/10/2029	1,000,000	981,496
Credit Agricole SA (Rate is fixed until 10/03/2028, at which point, the rate becomes SOFR + 186) (Banks)	(c)(d)	6.316%	10/03/2029	386,000	386,045
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(c)(d)	4.298%	04/01/2028	1,829,000	1,703,523
Deutsche Bank AG (Rate is fixed until 07/14/2025, at which point, the rate becomes SOFR + 319) (Capital Markets)	(d)	6.119%	07/14/2026	256,000	253,245
Deutsche Bank AG (Rate is fixed until 07/13/2026, at which point, the rate becomes SOFR + 252) (Capital Markets)	(d)	7.146%	07/13/2027	396,000	398,681
Deutsche Bank AG (Rate is fixed until 01/07/2027, at which point, the rate becomes SOFR + 132) (Capital Markets)	(d)	2.552%	01/07/2028	204,000	178,022
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	93,192
General Motors Financial Co., Inc. (Consumer Finance)		2.400%	10/15/2028	1,366,000	1,132,470
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	04/06/2029	649,000	582,239
Global Payments, Inc. (Financial Services)		3.200%	08/15/2029	75,000	63,781
Global Payments, Inc. (Financial Services)		5.400%	08/15/2032	544,000	509,919
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	3.050%	02/14/2027	912,000	814,617
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	6.500%	03/10/2028	153,000	151,254
HSBC Holdings PLC (Rate is fixed until 11/03/2025, at which point, the rate becomes SOFR + 303) (Banks)	(d)	7.336%	11/03/2026	371,000	378,707
HSBC Holdings PLC (Rate is fixed until 03/13/2027, at which point, the rate becomes TSFR3M + 181) (Banks)	(d)	4.041%	03/13/2028	265,000	245,243
HSBC Holdings PLC (Rate is fixed until 11/03/2027, at which point, the rate becomes SOFR + 335) (Banks)	(d)	7.390%	11/03/2028	682,000	705,558
HSBC Holdings PLC (Rate is fixed until 05/24/2031, at which point, the rate becomes SOFR + 119) (Banks)	(d)	2.804%	05/24/2032	334,000	258,699
HSBC Holdings PLC (Rate is fixed until 11/03/2032, at which point, the rate becomes SOFR + 425) (Banks)	(d)	8.113%	11/03/2033	781,000	821,325
ING Groep N.V. (Rate is fixed until 09/11/2026, at which point, the rate becomes SOFR + 156) (Banks)	(d)	6.083%	09/11/2027	858,000	854,187
Intesa Sanpaolo SpA (Banks)	(c)	7.000%	11/21/2025	256,000	259,114
KBC Group N.V. (Rate is fixed until 01/19/2028, at which point, the rate becomes H15T1Y + 210) (Banks)	(c)(d)	5.796%	01/19/2029	336,000	328,197

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Lloyds Banking Group PLC (Rate is fixed until 09/27/2025, at which point, the rate becomes USISDA05 + 450) (Banks)	(d)	7.500%	Perpetual	$ 806,000	$ 753,027
Lloyds Banking Group PLC (Rate is fixed until 03/06/2028, at which point, the rate becomes H15T1Y + 170) (Banks)	(d)	5.871%	03/06/2029	331,000	323,650
Lloyds Banking Group PLC (Rate is fixed until 11/15/2032, at which point, the rate becomes H15T1Y + 375) (Banks)	(d)	7.953%	11/15/2033	1,717,000	1,775,941
Magyar Export-Import Bank Zrt (Banks)	(c)	6.125%	12/04/2027	825,000	810,975
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,531,440
Mizuho Financial Group, Inc. (Rate is fixed until 09/13/2029, at which point, the rate becomes TSFR3M + 157) (Banks)	(d)	2.869%	09/13/2030	1,261,000	1,050,828
Mizuho Financial Group, Inc. (Rate is fixed until 05/27/2030, at which point, the rate becomes H15T1Y + 165) (Banks)	(d)	5.739%	05/27/2031	1,027,000	997,290
Nationwide Building Society (Financial Services)	(c)	4.000%	09/14/2026	1,299,000	1,204,902
Nationwide Building Society (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 129) (Financial Services)	(c)(d)	2.972%	02/16/2028	368,000	329,124
NatWest Group PLC (Rate is fixed until 03/22/2024, at which point, the rate becomes QL + 176) (Banks)	(d)	4.269%	03/22/2025	560,000	554,002
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,030,720
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,248,310
PNC Financial Services Group, Inc. / The (Rate is fixed until 01/24/2033, at which point, the rate becomes SOFR + 193) (Banks)	(d)	5.068%	01/24/2034	230,000	208,575
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, at which point, the rate becomes SOFR + 125) (Banks)	(d)	2.490%	01/06/2028	1,365,000	1,185,198
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(d)	2.469%	01/11/2028	1,374,000	1,195,802
Societe Generale SA (Rate is fixed until 01/12/2026, at which point, the rate becomes H15T1Y + 230) (Banks)	(c)(d)	6.447%	01/12/2027	325,000	324,921
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 130) (Banks)	(c)(d)	2.797%	01/19/2028	380,000	337,712
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(c)(d)	3.971%	03/30/2026	1,839,000	1,770,297
Standard Chartered PLC (Rate is fixed until 03/15/2028, at which point, the rate becomes USISDA05 + 197) (Banks)	(c)(d)	4.866%	03/15/2033	664,000	594,293
Swedbank AB (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 413) (Banks)	(d)	5.625%	Perpetual	200,000	191,472
Swiss Re Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes H15T5Y + 358) (Insurance)	(d)	5.000%	04/02/2049	200,000	187,400
Synchrony Financial (Consumer Finance)		4.875%	06/13/2025	696,000	667,331
Synchrony Financial (Consumer Finance)		3.950%	12/01/2027	720,000	632,866
Trane Technologies Financing Ltd. (Consumer Finance)		5.250%	03/03/2033	241,000	233,010
Truist Financial Corp. (Banks)		1.950%	06/05/2030	133,000	102,199
UBS Group AG (Rate is fixed until 05/12/2025, at which point, the rate becomes H15T1Y + 155) (Capital Markets)	(c)(d)	4.488%	05/12/2026	267,000	258,603
UBS Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(c)(d)	2.193%	06/05/2026	1,445,000	1,343,936
UBS Group AG (Rate is fixed until 07/15/2025, at which point, the rate becomes SOFR + 334) (Capital Markets)	(c)(d)	6.373%	07/15/2026	753,000	750,162
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(c)(d)	3.127%	06/03/2032	200,000	152,857
Visa, Inc. (Financial Services)		1.900%	04/15/2027	452,000	405,442
Visa, Inc. (Financial Services)		2.050%	04/15/2030	220,000	181,647
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	1,007,000	982,421
					52,511,381
Health Care–0.4%
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	159,070
AbbVie, Inc. (Biotechnology)		3.600%	05/14/2025	1,489,000	1,439,048
Amgen, Inc. (Biotechnology)		3.350%	02/22/2032	159,000	134,303
Bayer U.S. Finance II LLC (Pharmaceuticals)	(c)	5.500%	07/30/2035	879,000	814,226
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	624,000	565,299
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	338,637
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	176,823
Cigna Group / The (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	36,542
Cigna Group / The (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	51,244
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	30,680
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	124,019
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	61,013

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Medline Borrower LP (Health Care Equip. & Supplies)	(c)	3.875%	04/01/2029	$ 240,000	$ 202,901
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	1,080,000	922,370
					5,056,175
Industrials–0.8%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	26,070
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	13,572
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	88,834
Air Lease Corp. (Trading Companies & Distributors)		4.625%	10/01/2028	883,000	818,117
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	58,000	57,170
Aircastle Ltd. (Trading Companies & Distributors)	(c)	5.250%	08/11/2025	1,269,000	1,236,060
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	19,867
Aircastle Ltd. (Trading Companies & Distributors)	(c)	2.850%	01/26/2028	332,000	281,696
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	21,000	19,956
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	26,000	23,415
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.500%	10/20/2025	644,298	625,806
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.750%	10/20/2028	156,000	148,253
ENA Master Trust (Transportation Infrastructure)	(c)	4.000%	05/19/2048	203,000	145,399
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	1,138,000	1,093,331
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	136,759
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	199,880
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.600%	05/01/2028	395,000	379,064
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.900%	05/01/2033	614,000	578,118
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,378,026
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	198,002
Lima Metro Line 2 Finance Ltd. (Ground Transportation)		5.875%	07/05/2034	494,969	476,259
Regal Rexnord Corp. (Electrical Equip.)	(c)	6.050%	02/15/2026	824,000	814,814
Verisk Analytics, Inc. (Professional Svs.)		5.750%	04/01/2033	396,000	393,779
Westinghouse Air Brake Technologies Corp. (Machinery)		4.150%	03/15/2024	1,125,000	1,114,291
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	42,747
					10,309,285
Information Technology–1.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	837,874
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.100%	08/08/2062	663,000	509,913
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.000%	04/15/2029	36,000	32,486
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	1,143,000	1,012,392
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.150%	04/15/2032	123,000	106,741
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.926%	05/15/2037	180,000	155,147
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,090,178
HP, Inc. (Tech. Hardware, Storage & Periph.)		5.500%	01/15/2033	971,000	910,390
Infor, Inc. (Software)	(c)	1.750%	07/15/2025	1,696,000	1,559,387
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,785,928
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	816,000	768,329
Lenovo Group Ltd. (Tech. Hardware, Storage & Periph.)		5.831%	01/27/2028	828,000	810,867
Lenovo Group Ltd. (Tech. Hardware, Storage & Periph.)		6.536%	07/27/2032	206,000	204,048
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	1,089,000	1,106,473
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)		5.550%	12/01/2028	125,000	122,348
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,511,309
Oracle Corp. (Software)		2.875%	03/25/2031	225,000	183,787
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	849,097
Oracle Corp. (Software)		3.600%	04/01/2040	134,000	96,821
Oracle Corp. (Software)		5.375%	07/15/2040	43,000	38,142
Oracle Corp. (Software)		3.650%	03/25/2041	77,000	54,946
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(c)	8.250%	12/15/2029	436,000	447,771
SK Hynix, Inc. (Semiconductors & Equip.)	(c)	2.375%	01/19/2031	304,000	228,306
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,040,837
VMware, Inc. (Software)		4.500%	05/15/2025	954,000	931,889
VMware, Inc. (Software)		4.650%	05/15/2027	293,000	282,561
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,241,530
Workday, Inc. (Software)		3.700%	04/01/2029	42,000	38,093
Workday, Inc. (Software)		3.800%	04/01/2032	1,100,000	943,163
Xiaomi Best Time International Ltd. (Tech. Hardware, Storage & Periph.)		2.875%	07/14/2031	640,000	474,896
					20,375,649
Materials–0.3%
AngloGold Ashanti Holdings PLC (Metals & Mining)		3.750%	10/01/2030	576,000	463,772
Celanese U.S. Holdings LLC (Chemicals)		6.350%	11/15/2028	121,000	119,479
Celanese U.S. Holdings LLC (Chemicals)		6.550%	11/15/2030	291,000	284,782
CSN Resources SA (Metals & Mining)		5.875%	04/08/2032	787,000	638,391

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Freeport Indonesia PT (Metals & Mining)	(c)	4.763%	04/14/2027	$ 749,000	$ 710,900
Freeport Indonesia PT (Metals & Mining)		4.763%	04/14/2027	350,000	332,196
Glencore Funding LLC (Metals & Mining)	(c)	5.400%	05/08/2028	472,000	460,096
Glencore Funding LLC (Metals & Mining)	(c)	6.500%	10/06/2033	342,000	341,397
Inversiones CMPC SA (Paper & Forest Products)		6.125%	06/23/2033	242,000	235,648
Stillwater Mining Co. (Metals & Mining)	(c)	4.000%	11/16/2026	300,000	259,670
Volcan Cia Minera S.A.A. (Metals & Mining)	(c)	4.375%	02/11/2026	31,000	17,694
W.R. Grace Holdings LLC (Chemicals)	(c)	4.875%	06/15/2027	551,000	505,508
					4,369,533
Real Estate–0.4%
American Tower Corp. (Specialized REITs)		3.650%	03/15/2027	138,000	127,863
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,294,237
Crown Castle, Inc. (Specialized REITs)		4.300%	02/15/2029	154,000	142,197
Crown Castle, Inc. (Specialized REITs)		3.100%	11/15/2029	279,000	237,339
Crown Castle, Inc. (Specialized REITs)		3.300%	07/01/2030	67,000	56,547
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,446,353
GLP Capital LP / GLP Financing II Inc. (Specialized REITs)		4.000%	01/15/2031	501,000	417,091
GLP Capital LP / GLP Financing II Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,139,298
Vornado Realty LP (Office REITs)		3.400%	06/01/2031	1,326,000	961,122
					5,822,047
Utilities–0.6%
AES Panama Generation Holdings SRL (Electric Utilities)	(c)	4.375%	05/31/2030	282,449	240,054
AES Panama Generation Holdings SRL (Electric Utilities)		4.375%	05/31/2030	238,842	202,993
Alexander Funding Trust II (Electric Utilities)	(c)	7.467%	07/31/2028	118,000	118,155
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	574,271
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	1,002,000	847,482
Comision Federal de Electricidad (Electric Utilities)	(c)	4.688%	05/15/2029	221,000	198,607
Duke Energy Carolinas NC Storm Funding LLC (Electric Utilities)		2.617%	07/01/2041	200,000	138,871
Electricite de France SA (Rate is fixed until 06/15/2033, at which point, the rate becomes H15T5Y + 541) (Electric Utilities)	(c)(d)	9.125%	Perpetual	253,000	263,559
Enel Chile SA (Electric Utilities)		4.875%	06/12/2028	688,000	654,414
Enel Finance International N.V. (Electric Utilities)	(c)	7.500%	10/14/2032	800,000	853,970
Engie Energia Chile SA (Electric Utilities)		3.400%	01/28/2030	673,000	559,760
NRG Energy, Inc. (Electric Utilities)	(c)	3.750%	06/15/2024	308,000	301,599
NRG Energy, Inc. (Electric Utilities)	(c)	7.000%	03/15/2033	760,000	734,293
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	1,164,000	1,078,436
Pacific Gas and Electric Co. (Electric Utilities)		4.400%	03/01/2032	985,000	834,312
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(c)	6.950%	10/15/2033	812,000	796,438
					8,397,214
Total Corporate Bonds (Cost $176,758,033)					$166,220,456

Asset-Backed / Mortgage-Backed Securities–7.5%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.0%
Domino's Pizza Master Issuer LLC 2021-1A A2I	(c)	2.662%	04/25/2051	$ 172,040	$ 145,036
Great Wolf Trust 2019-WOLF C	(c)	TSFR1M + 175	12/15/2036	79,000	78,050
Hardee's Funding LLC 2018-1A A23	(c)	5.710%	06/20/2048	126,947	113,382
Hardee's Funding LLC 2020-1A A2	(c)	3.981%	12/20/2050	131,327	110,490
					446,958
Financials–7.4%
AB Issuer LLC 2021-1 A2	(c)	3.734%	07/30/2051	315,200	262,448
ACHV ABS TRUST 2023-3PL A	(c)	6.600%	08/19/2030	628,611	628,989
ACM Auto Trust 2023-1A A	(c)	6.610%	01/22/2030	460,557	460,106
Affirm Asset Securitization Trust 2021-Z1 A	(c)	1.070%	08/15/2025	32,671	32,123
Affirm Asset Securitization Trust 2021-Z2 A	(c)	1.170%	11/16/2026	24,723	23,923
Affirm Asset Securitization Trust 2023-B A	(c)	6.820%	09/15/2028	1,400,000	1,401,771
AGL CLO 2021-12A D	(c)	TSFR3M + 311	07/20/2034	250,000	241,216
AGL CLO 10 Ltd. 2021-10A A	(c)	TSFR3M + 139	04/15/2034	963,750	959,395
American Credit Acceptance Receivables Trust 2022-3 A	(c)	4.120%	02/13/2026	100,578	100,490
American Credit Acceptance Receivables Trust 2023-1 A	(c)	5.450%	09/14/2026	495,248	493,968
Amur Equipment Finance Receivables XI LLC 2022-2A A2	(c)	5.300%	06/21/2028	380,900	377,279
AREIT 2022-CRE6 A	(c)	SOFR30A + 125	01/20/2037	462,684	452,273
Atalaya Equipment Leasing Trust 2021-1A C	(c)	2.690%	06/15/2028	300,000	284,491
Avant Loans Funding Trust 2021-REV1 A	(c)	1.210%	07/15/2030	273,205	269,723
Bain Capital Credit CLO 2021-4A D	(c)	TSFR3M + 336	10/20/2034	250,000	233,766
Balboa Bay Loan Funding 2020-1A AR	(c)	TSFR3M + 138	01/20/2032	1,500,000	1,495,512
Balboa Bay Loan Funding 2021-1A D	(c)	TSFR3M + 331	07/20/2034	307,948	290,690

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Ballyrock CLO 15 Ltd. 2021-1A C	(c)	TSFR3M + 336	04/15/2034	$ 250,000	$ 245,105
Ballyrock CLO 16 Ltd. 2021-16A C	(c)	TSFR3M + 316	07/20/2034	250,000	241,108
Ballyrock CLO 17 Ltd. 2021-17A A1A	(c)	TSFR3M + 141	10/20/2034	1,000,000	993,848
Ballyrock CLO 17 Ltd. 2021-17A C	(c)	TSFR3M + 331	10/20/2034	250,000	244,181
Battalion Clo 17 Ltd. 2021-17A A1	(c)	TSFR3M + 152	03/09/2034	600,000	594,347
BBCMS 2020-BID A	(c)	TSFR1M + 225	10/15/2037	301,000	286,616
Bellemeade Re 2021-3A A2	(c)	SOFR30A + 100	09/25/2031	286,223	283,165
Bellemeade Re 2022-1 M1C	(c)	SOFR30A + 370	01/26/2032	327,948	331,004
Bellemeade Re 2022-2 M1A	(c)	SOFR30A + 400	09/27/2032	959,476	985,491
BFLD Trust 2021-FPM A	(c)	TSFR1M + 171	06/15/2038	462,000	441,589
BX Commercial Mortgage Trust 2019-IMC E	(c)	TSFR1M + 220	04/15/2034	320,787	314,211
Cajun Global LLC 2021-1 A2	(c)	3.931%	11/20/2051	60,373	52,761
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	35,096	32,271
Carvana Auto Receivables Trust 2021-N4 D		2.300%	09/11/2028	128,000	121,760
Carvana Auto Receivables Trust 2023-N3 A	(c)	6.410%	09/10/2027	1,400,000	1,399,749
CIFC Funding 2020-4A A	(c)	TSFR3M + 158	01/15/2034	260,000	258,702
CNH Equipment Trust 2022-C A2		5.420%	07/15/2026	773,664	771,491
College Ave Student Loans 2021-C C	(c)	3.060%	07/26/2055	136,800	116,099
COMM 2015-LC23 C		4.697%	10/10/2048	100,000	89,256
Connecticut Avenue Securities Trust 2019-R03 1M2	(c)	SOFR30A + 226	09/25/2031	627	627
Connecticut Avenue Securities Trust 2019-R04 2B1	(c)	SOFR30A + 536	06/25/2039	787,730	835,684
Connecticut Avenue Securities Trust 2019-R06 2B1	(c)	SOFR30A + 386	09/25/2039	932,331	948,630
Connecticut Avenue Securities Trust 2019-R07 1M2	(c)	SOFR30A + 221	10/25/2039	5,732	5,740
Connecticut Avenue Securities Trust 2020-R02 2M2	(c)	SOFR30A + 211	01/25/2040	80,890	81,092
Connecticut Avenue Securities Trust 2021-R01 1M2	(c)	SOFR30A + 155	10/25/2041	462,831	461,956
Connecticut Avenue Securities Trust 2021-R03 1M2	(c)	SOFR30A + 165	12/25/2041	117,550	115,128
Connecticut Avenue Securities Trust 2022-R01 1B1	(c)	SOFR30A + 315	12/25/2041	305,277	306,789
Connecticut Avenue Securities Trust 2022-R02 2M1	(c)	SOFR30A + 120	01/25/2042	215,214	213,807
Connecticut Avenue Securities Trust 2022-R02 2M2	(c)	SOFR30A + 300	01/25/2042	960,000	958,205
Connecticut Avenue Securities Trust 2022-R03 1M1	(c)	SOFR30A + 210	03/25/2042	1,020,382	1,032,313
Connecticut Avenue Securities Trust 2022-R03 1M2	(c)	SOFR30A + 350	03/25/2042	253,631	260,606
Connecticut Avenue Securities Trust 2022-R04 1M2	(c)	SOFR30A + 310	03/25/2042	63,262	64,172
Connecticut Avenue Securities Trust 2022-R05 2M2	(c)	SOFR30A + 300	04/25/2042	599,367	607,776
Connecticut Avenue Securities Trust 2022-R06 1M1	(c)	SOFR30A + 275	05/25/2042	1,153,112	1,181,986
Connecticut Avenue Securities Trust 2022-R07 1M1	(c)	SOFR30A + 295	06/25/2042	986,392	1,012,285
Connecticut Avenue Securities Trust 2022-R08 1M1	(c)	SOFR30A + 255	07/25/2042	917,699	934,544
Connecticut Avenue Securities Trust 2023-R01 1M1	(c)	SOFR30A + 240	12/25/2042	736,982	749,422
Connecticut Avenue Securities Trust 2023-R02 1M1	(c)	SOFR30A + 230	01/25/2043	1,449,150	1,468,177
Connecticut Avenue Securities Trust 2023-R03 2M1	(c)	SOFR30A + 250	04/25/2043	1,660,884	1,680,029
Connecticut Avenue Securities Trust 2023-R04 1M1	(c)	SOFR30A + 230	05/25/2043	1,057,823	1,071,159
CPS Auto Receivables Trust 2021-B C	(c)	1.230%	03/15/2027	112,186	110,929
CPS Auto Receivables Trust 2021-C D	(c)	1.690%	06/15/2027	210,000	197,742
CPS Auto Receivables Trust 2022-D A	(c)	6.090%	01/15/2027	592,457	591,881
CPS Auto Receivables Trust 2023-A A	(c)	5.540%	03/16/2026	284,398	283,707
Dext ABS 2021-1 C	(c)	2.290%	09/15/2028	264,000	236,941
Dext ABS 2021-1 D	(c)	2.810%	03/15/2029	133,000	114,617
Diamond Issuer 2021-1A B	(c)	2.701%	11/20/2051	271,624	221,700
Donlen Fleet Lease Funding 2021-2 C	(c)	1.200%	12/11/2034	460,000	439,986
Dryden 78 CLO Ltd. 2020-78A A	(c)	TSFR3M + 144	04/17/2033	1,500,000	1,489,890
DT Auto Owner Trust 2023-1A A	(c)	5.480%	04/15/2027	591,642	589,656
Elmwood CLO 15 Ltd. 2022-2A A1	(c)	TSFR3M + 134	04/22/2035	1,145,062	1,135,928
Elmwood CLO IX Ltd. 2021-2A D	(c)	TSFR3M + 321	07/20/2034	250,000	245,572
Elmwood CLO VIII Ltd. 2021-1A A1	(c)	TSFR3M + 150	01/20/2034	880,466	878,706
Enterprise Fleet Financing 2023-2 A2	(c)	5.560%	04/22/2030	1,011,000	1,003,200
Exeter Automobile Receivables Trust 2022-6A A2		5.730%	11/17/2025	305,546	305,468
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		SOFR30A + 581	04/25/2028	46,728	49,858
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		SOFR30A + 246	01/25/2031	604,641	615,211
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		SOFR30A + 211	03/25/2031	126,759	127,392
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1	(c)	SOFR30A + 330	11/25/2041	211,036	209,453
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(c)	SOFR30A + 200	11/25/2041	1,000,000	983,764
FHF Trust 2021-2A A	(c)	0.830%	12/15/2026	46,791	44,847
FHF Trust 2023-1A A2	(c)	6.570%	06/15/2028	445,574	440,898
First Investors Auto Owner Trust 2022-2A A	(c)	6.260%	07/15/2027	554,047	554,780
Flagship Credit Auto Trust 2023-1 A2	(c)	5.380%	12/15/2026	448,899	446,675
Flagship Credit Auto Trust 2023-2 A2	(c)	5.760%	04/15/2027	771,000	767,546
Flatiron CLO 2021-1A D	(c)	TSFR3M + 316	07/19/2034	250,000	243,671
Ford Credit Auto Owner Trust 2021-1 D	(c)	2.310%	10/17/2033	230,000	201,739
Foursight Capital Automobile Receivables Trust 2023-1 A2	(c)	5.430%	10/15/2026	531,282	528,620
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(c)	SOFR30A + 200	01/25/2051	28,379	27,495

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Freddie Mac REMICS FHR 4981 HS	(e)	SOFR30A + 599	06/25/2050	$ 653,489	$ 58,704
Freddie Mac Stacr Remic Trust 2020-DNA1 M2	(c)	SOFR30A + 181	01/25/2050	29,795	29,794
Freddie Mac STACR REMIC Trust 2020-DNA6 M2	(c)	SOFR30A + 200	12/25/2050	1,102,660	1,111,072
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(c)	SOFR30A + 350	10/25/2033	278,276	287,334
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(c)	SOFR30A + 305	01/25/2034	1,000,000	1,002,497
Freddie Mac STACR REMIC Trust 2021-DNA5 M2	(c)	SOFR30A + 165	01/25/2034	494,201	493,738
Freddie Mac STACR REMIC Trust 2021-DNA6 M2	(c)	SOFR30A + 150	10/25/2041	996,342	982,025
Freddie Mac STACR REMIC Trust 2021-DNA7 M2	(c)	SOFR30A + 180	11/25/2041	986,480	963,357
Freddie Mac STACR REMIC Trust 2021-HQA2 M1	(c)	SOFR30A + 70	12/25/2033	166,669	166,106
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(c)	SOFR30A + 210	09/25/2041	1,000,000	980,140
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(c)	SOFR30A + 235	12/25/2041	1,046,349	1,011,035
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(c)	SOFR30A + 185	01/25/2042	1,600,000	1,578,012
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B	(c)	SOFR30A + 240	02/25/2042	1,437,266	1,444,495
Freddie Mac STACR REMIC Trust 2022-DNA2 M2	(c)	SOFR30A + 375	02/25/2042	295,064	302,610
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A	(c)	SOFR30A + 200	04/25/2042	966,740	973,636
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(c)	SOFR30A + 290	04/25/2042	1,600,000	1,634,351
Freddie Mac STACR REMIC Trust 2022-DNA3 M2	(c)	SOFR30A + 435	04/25/2042	200,000	208,988
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(c)	SOFR30A + 335	05/25/2042	1,621,038	1,680,142
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(c)	SOFR30A + 450	06/25/2042	1,331,433	1,428,956
Freddie Mac STACR REMIC Trust 2022-DNA7 M1A	(c)	SOFR30A + 250	03/25/2052	932,535	947,365
Freddie Mac STACR REMIC Trust 2022-HQA1 M1B	(c)	SOFR30A + 350	03/25/2042	65,368	67,548
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(c)	SOFR30A + 230	08/25/2042	1,398,575	1,420,324
Freddie Mac STACR REMIC Trust 2023-DNA1 M1A	(c)	SOFR30A + 210	03/25/2043	529,313	534,174
Freddie Mac STACR REMIC Trust 2023-HQA1 M1A	(c)	SOFR30A + 200	05/25/2043	1,135,598	1,142,660
Freddie Mac STACR Trust 2019-DNA4 M2	(c)	SOFR30A + 206	10/25/2049	2,433	2,436
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A	(c)	SOFR30A + 265	07/25/2042	1,403,113	1,433,727
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A	(c)	SOFR30A + 210	04/25/2043	1,646,341	1,661,767
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1B	(c)	SOFR30A + 335	06/25/2043	1,200,000	1,227,859
FREED ABS Trust 2021-2 C	(c)	1.940%	06/19/2028	219,440	217,432
Galaxy 30 Clo Ltd. 2022-30A D	(c)	TSFR3M + 335	04/15/2035	400,000	391,017
GCI Funding I LLC 2021-1 A	(c)	2.380%	06/18/2046	132,723	112,124
Goldentree Loan Management U.S. Clo 7 Ltd. 2020-7A AR	(c)	TSFR3M + 133	04/20/2034	250,000	247,877
Hertz Vehicle Financing III LLC 2022-1A C	(c)	2.630%	06/25/2026	220,000	205,077
HFX Funding Issuer 2017-1	(c)	3.622%	03/15/2025	280,000	269,104
Home RE 2021-2 M1B	(c)	SOFR30A + 160	01/25/2034	123,826	123,826
Invesco CLO 2021-1A A1	(c)	TSFR3M + 126	04/15/2034	1,700,000	1,683,970
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.798%	08/15/2047	295,000	263,840
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	122,806
Kings Park CLO Ltd. 2021-1A A	(c)	TSFR3M + 139	01/21/2035	1,518,568	1,508,516
Kubota Credit Owner Trust 2023-1A A2	(c)	5.400%	02/17/2026	1,072,000	1,066,291
LAD Auto Receivables Trust 2022-1A A	(c)	5.210%	06/15/2027	456,095	452,622
Lendbuzz Securitization Trust 2023-1A A2	(c)	6.920%	08/15/2028	1,328,220	1,322,696
Lendbuzz Securitization Trust 2023-2A A2	(c)	7.090%	10/16/2028	530,000	528,658
Marlette Funding Trust 2023-3A B	(c)	6.710%	09/15/2033	727,000	725,480
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	243,374
MVW 2021-2A C	(c)	2.230%	05/20/2039	247,988	221,468
Neighborly Issuer 2022-1A A2	(c)	3.695%	01/30/2052	224,580	182,991
Neighborly Issuer 2023-1A A2	(c)	7.308%	01/30/2053	829,830	805,094
Neighborly Issuer LLC 2021-1A A2	(c)	3.584%	04/30/2051	123,778	103,233
Nelnet Student Loan Trust 2021-BA B	(c)	2.680%	04/20/2062	100,000	78,641
Nelnet Student Loan Trust 2021-DA C	(c)	3.500%	04/20/2062	100,000	77,909
Neuberger Berman Loan Advisers Clo 2021-42A D	(c)	TSFR3M + 306	07/16/2035	301,613	292,692
Neuberger Berman Loan Advisers Clo 43 Ltd. 2021-43A D	(c)	TSFR3M + 336	07/17/2035	250,000	243,845
NMEF Funding 2022-B A2	(c)	6.070%	06/15/2029	313,430	312,051
NMEF Funding 2023-A A2	(c)	6.570%	06/17/2030	1,331,000	1,331,423
Oaktown Re VII Ltd. 2021-2 M1A	(c)	SOFR30A + 160	04/25/2034	212,475	212,476
OCP CLO 2020-18A AR	(c)	TSFR3M + 135	07/20/2032	322,000	320,233
Octane Receivables Trust 2021-2A C	(c)	2.530%	05/21/2029	209,000	188,365
OneMain Direct Auto Receivables Trust 2022-1A C	(c)	5.310%	06/14/2029	1,100,000	1,055,966
Pagaya AI Debt Trust 2023-5 A	(c)	7.179%	04/15/2031	778,413	779,612
Peace Park CLO Ltd. 2021-1A D	(c)	TSFR3M + 321	10/20/2034	1,490,000	1,435,446
PMT Credit Risk Transfer Trust 2019-2R A	(c)	TSFR1M + 386	05/30/2025	100,234	100,112
Prestige Auto Receivables Trust 2022-1A A2	(c)	5.900%	07/15/2025	454,206	453,720
Rad CLO 11 Ltd. 2021-11A D	(c)	TSFR3M + 316	04/15/2034	250,000	241,429
Regatta XIX Funding Ltd. 2022-1A A1	(c)	TSFR3M + 132	04/20/2035	616,754	610,325
Regatta XX Funding Ltd. 2021-2A A	(c)	TSFR3M + 142	10/15/2034	450,431	448,903
Regatta XXIV Funding Ltd. 2021-5A D	(c)	TSFR3M + 336	01/20/2035	450,000	434,490
Research-Driven Pagaya Motor Asset Trust 2023-3A A	(c)	7.130%	01/26/2032	1,268,776	1,273,339
Research-Driven Pagaya Motor Asset Trust VII 2022-3A A	(c)	5.380%	11/25/2030	577,324	567,977

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Rockford Tower CLO 2021-1A D	(c)	TSFR3M + 326	07/20/2034	$ 306,626	$ 289,752
Rockford Tower CLO 2021-2A A1	(c)	TSFR3M + 142	07/20/2034	250,000	248,983
Santander Bank Auto Credit-Linked Notes Series 2022-A B	(c)	5.281%	05/15/2032	370,272	365,767
Santander Bank Auto Credit-Linked Notes Series 2022-B B	(c)	5.721%	08/16/2032	418,983	416,449
Santander Bank Auto Credit-Linked Notes Series 2022-C B	(c)	6.451%	12/15/2032	635,693	633,892
Santander Drive Auto Receivables Trust 2023-3 B		5.610%	07/17/2028	488,000	483,486
SEB Funding LLC 2021-1A A2	(c)	4.969%	01/30/2052	331,170	295,228
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	227,718
Signal Peak CLO 2022-12A C	(c)	TSFR3M + 345	07/18/2034	1,115,000	1,121,700
TICP CLO XV Ltd. 2020-15A A	(c)	TSFR3M + 154	04/20/2033	1,600,000	1,595,220
United Auto Credit Securitization Trust 2022-2 A	(c)	4.390%	04/10/2025	109,884	109,782
Upstart Securitization Trust 2021-3 B	(c)	1.660%	07/20/2031	210,000	205,552
VASA Trust 2021-VASA A	(c)	TSFR1M + 101	07/15/2039	460,000	402,381
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	224,592
Westlake Automobile Receivables Trust 2023-1A A2A	(c)	5.510%	06/15/2026	995,990	993,291
Westlake Automobile Receivables Trust Series 2023-P1 B	(c)	6.110%	03/15/2027	580,000	577,763
					97,111,774
Industrials–0.1%
Avis Budget Rental Car Funding AESOP LLC 2023-5A B	(c)	6.120%	04/20/2028	464,000	455,627
Total Asset-Backed / Mortgage-Backed Securities (Cost $97,947,213)					$98,014,359

U.S. Government Agency Mortgage-Backed Securities–5.4%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	2.000%	10/15/2053	$ 3,650,277	$ 2,776,207
Fannie Mae or Freddie Mac UMBS TBA	2.500%	10/15/2053	13,501,145	10,714,929
Fannie Mae or Freddie Mac UMBS TBA	3.000%	10/15/2053	3,024,412	2,500,456
Fannie Mae or Freddie Mac UMBS TBA	3.500%	10/15/2053	6,605,359	5,680,093
Fannie Mae or Freddie Mac UMBS TBA	4.000%	10/15/2053	2,881,017	2,564,780
Fannie Mae or Freddie Mac UMBS TBA	4.500%	10/15/2053	2,854,498	2,620,786
Fannie Mae or Freddie Mac UMBS TBA	5.500%	10/15/2053	4,047,000	3,910,888
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	1,956	1,732
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	12,121	11,374
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	18,150	17,032
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	107,880	100,846
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	8,123	7,674
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	6,883	6,052
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	13,885	12,171
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	82,123	72,274
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	159,676	139,918
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	16,186	13,695
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	38,194	32,195
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	4,912	4,153
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	127,033	111,367
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	90,303	76,065
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	98,855	83,262
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	9,413	8,247
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	8,576	7,575
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	19,313	16,914
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	17,499	15,327
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	40,865	36,049
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	5,674	4,978
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	29,287	25,846
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	10,606	9,342
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	97,031	88,609
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	139,593	127,228
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	7,645	6,762
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	29,356	26,808
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	17,860	15,755
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	31,597	29,560
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	41,367	37,535
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	5,061	4,499
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	64,269	60,714
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	101,634	85,944
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	61,025	53,427
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	73,366	64,728
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	680,709	581,994
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	131,686	116,367
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	32,508	28,460
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	15,363	14,318

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	$ 23,248	$ 21,161
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	38,153	33,974
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	4,658	4,243
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	5,043	4,594
Fannie Mae Pool FN BU1240	3.000%	03/01/2052	994,527	829,183
Fannie Mae Pool FN BU1349	3.000%	02/01/2052	777,169	648,162
Fannie Mae Pool FN BU8919	2.500%	04/01/2052	638,883	512,184
Fannie Mae Pool FN BU8922	2.500%	04/01/2052	610,247	487,524
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	17,040	15,140
Fannie Mae Pool FN CB1113	2.000%	07/01/2051	1,050,573	800,613
Fannie Mae Pool FN CB2538	2.500%	01/01/2052	659,540	528,915
Fannie Mae Pool FN CB3564	2.500%	05/01/2052	553,277	443,577
Fannie Mae Pool FN CB3565	2.500%	05/01/2052	433,048	345,995
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	170,563	145,831
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	84,897	72,592
Fannie Mae Pool FN FS0967	2.500%	03/01/2052	721,005	578,204
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	39,504	35,931
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	6,344	5,755
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	164,694	145,871
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	35,596	31,267
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	142,922	125,669
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	24,848	23,169
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	11,221	9,866
Freddie Mac Pool FR QD8682	3.000%	03/01/2052	645,159	536,304
Freddie Mac Pool FR QE0805	2.500%	04/01/2052	606,829	483,290
Freddie Mac Pool FR QE0808	2.500%	04/01/2052	651,948	522,659
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	25,868	23,561
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	56,096	51,106
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	40,919	36,430
Freddie Mac Pool FR RA6963	2.000%	03/01/2052	1,007,123	769,003
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	178,232	160,911
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	44,756	39,899
Freddie Mac Pool FR SD0932	2.500%	04/01/2052	668,467	533,704
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	123,576	104,427
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	45,045	41,643
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	16,435	15,194
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	24,756	22,887
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	19,326	17,073
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	22,805	20,062
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	40,917	36,126
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	50,513	44,372
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	28,680	25,333
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	13,351	11,778
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	9,241	8,112
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	25,975	23,746
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	12,830	11,611
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	36,496	33,322
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	80,633	73,140
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	39,440	37,067
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	15,736	13,326
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	129,017	120,572
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	163,875	143,658
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	95,711	83,915
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	16,444	14,571
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	128,974	113,373
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	8,682	7,908
Ginnie Mae II Jumbo TBA	3.000%	10/15/2053	1,154,251	978,138
Ginnie Mae II Jumbo TBA	4.000%	10/15/2053	2,802,682	2,524,932
Ginnie Mae II Jumbo TBA	4.500%	10/15/2053	8,761,097	8,093,406
Ginnie Mae II Jumbo TBA	5.000%	10/15/2053	8,131,040	7,704,796
Ginnie Mae II Jumbo TBA	5.500%	10/15/2053	6,478,601	6,286,774
Ginnie Mae II Pool G2 MA8801	5.500%	04/20/2053	2,396,520	2,326,804
Total U.S. Government Agency Mortgage-Backed Securities (Cost $74,372,280)				$70,869,288

Purchased Options–5.2%	Notional Amount	Expiration	Exercise Price	Contracts (f)	Value
S&P 500 Index Call Option	$ 63,034,335	December 2024	$4,200	147	$ 7,762,923
S&P 500 Index Call Option	107,201,250	December 2024	4,300	250	11,400,000
S&P 500 Index Call Option	27,872,325	December 2024	4,400	65	2,636,400
S&P 500 Index Call Option	12,864,150	December 2025	4,400	30	1,785,000

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Purchased Options (Continued)	Notional Amount	Expiration	Exercise Price	Contracts (f)	Value
S&P 500 Index Call Option	$ 24,013,080	December 2025	$4,500	56	$ 3,045,728
S&P 500 Index Call Option	10,720,125	December 2025	4,600	25	1,232,850
S&P 500 Index Call Option	27,443,520	December 2025	4,700	64	2,752,000
S&P 500 Index Call Option	21,440,250	December 2025	4,900	50	1,700,000
S&P 500 Index Call Option	42,880,500	December 2025	5,000	100	3,081,700
S&P 500 Index Put Option	73,325,655	December 2024	4,200	171	3,770,550
S&P 500 Index Put Option	100,769,175	December 2024	4,300	235	5,940,800
S&P 500 Index Put Option	27,872,325	December 2024	4,400	65	1,744,600
S&P 500 Index Put Option	26,157,105	December 2025	4,400	61	2,165,500
S&P 500 Index Put Option	24,013,080	December 2025	4,500	56	2,160,592
S&P 500 Index Put Option	50,170,185	December 2025	4,600	117	4,896,333
S&P 500 Index Put Option	27,443,520	December 2025	4,700	64	2,931,968
S&P 500 Index Put Option	21,440,250	December 2025	4,900	50	2,741,350
S&P 500 Index Put Option	42,880,500	December 2025	5,000	100	5,691,300
Total Purchased Options (Cost $82,428,596)					$67,439,594

Sovereign Debt Issues–0.1%		Rate	Maturity	Face Amount	Value
Colombia Government International Bond		3.125%	04/15/2031	$ 1,868,000	$ 1,380,183
Dominican Republic International Bond	(c)	4.875%	09/23/2032	250,000	202,771
Total Sovereign Debt Issues (Cost $1,831,601)					$1,582,954

Preferred Securities–0.1%		Rate	Quantity	Value
Financials–0.1%
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(d)	4.000%	455,000	$ 380,019
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes TSFR3M + 417) (Banks)	(d)	5.950%	142,000	135,488
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(d)	4.000%	101,000	88,350
Citigroup, Inc. DR (Banks)		TSFR3M + 433	88,000	87,832
Citigroup, Inc. (Rate is fixed until 11/15/2028, at which point, the rate becomes H15T5Y + 321) (Banks)	(d)	7.625%	33,000	32,195
Goldman Sachs Group, Inc. / The DR (Capital Markets)		TSFR3M + 314	195,000	194,098
Goldman Sachs Group, Inc. / The DR (Rate is fixed until 11/10/2026, at which point, the rate becomes H15T5Y + 295) (Capital Markets)	(d)	4.125%	120,000	98,151
PNC Financial Services Group, Inc. / The DR (Banks)		TSFR3M + 330	283,000	281,237
				1,297,370
Utilities–0.0%
Vistra Corp. (Rate is fixed until 12/15/2026, at which point, the rate becomes H15T5Y + 574) (Ind. Power & Renewable Elec.)	(c)(d)	7.000%	107,000	97,637
Total Preferred Securities (Cost $1,540,409)				$1,395,007

Taxable Municipal Bonds–0.0%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$ 230,000	$ 161,337
University of California	3.071%	05/15/2051	310,000	192,982
Total Taxable Municipal Bonds (Cost $537,088)				$354,319

Rights–0.0%	Quantity	Value
Health Care–0.0%
ABIOMED, Inc. CVR (Health Care Technology)	4,357	$ 0
Total Rights (Cost $4,444)		$0

Money Market Funds–4.2%		Shares	Value
State Street Institutional Liquid Reserves Fund, 5.447%	(g)	27,073,136	$ 27,078,551
State Street Institutional U.S. Government Money Market Fund, 5.295%	(g)	27,069,710	27,069,710
Total Money Market Funds (Cost $54,148,261)			$54,148,261
Total Investments – 102.6% (Cost $1,352,991,009)	(h)		$1,340,654,175
Liabilities in Excess of Other Assets – (2.6)%			(33,359,796)
Net Assets – 100.0%			$1,307,294,379

Percentages are stated as a percent of net assets.

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 5.460% at 09/30/2023
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.600% at 09/30/2023
QL:	Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.310% at 09/30/2023
SOFR30A:	30 Day Average Secured Overnight Financing Rate, 5.317% at 09/30/2023
TSFR1M:	Monthly CME Term Secured Overnight Financing Rate ("SOFR"), 5.319% at 09/30/2023
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.396% at 09/30/2023
UMBS TBA:	Uniform Mortgage-Backed Security To Be Announced ("TBA"); the securities backed by fixed rate mortgage loans that are delivered on a future settlement date could be issued by Fannie Mae, Freddie Mac, or a combination thereof.
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.
USSW5:	USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Non-income producing security.
(b)	Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2023. The market value pledged totaled $21,114,672. See also the following Schedule of Open Futures Contracts.
(c)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2023, the value of these securities totaled $145,503,469, or 11.1% of the Portfolio’s net assets.
(d)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2023.
(e)	Interest-only security
(f)	100 shares per contract.
(g)	Rate represents the seven-day yield at September 30, 2023.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	630	December 15, 2023	$141,676,308	$136,253,250	$(5,423,058)	$(167,946)
CME Micro E-mini S&P 500 Index - Long	61	December 15, 2023	1,365,823	1,319,278	(46,545)	(2,593)
CBT 10-Year U.S. Treasury Note - Long	3,649	December 19, 2023	400,974,154	394,320,063	(6,654,091)	741,203
CBT U.S. Long Bond - Long	370	December 19, 2023	44,465,071	42,099,063	(2,366,008)	104,063
CBT 10-Year U.S. Ultra Bond - Long	121	December 19, 2023	13,879,251	13,499,063	(380,188)	28,359
CBT 5-Year U.S. Treasury Note - Long	976	December 29, 2023	103,869,147	102,830,750	(1,038,397)	149,364
			$706,229,754	$690,321,467	$(15,908,287)	$852,450
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	5	December 19, 2023	$(590,305)	$(593,438)	$(3,133)	$(1,875)
CBT 2-Year U.S. Treasury Note - Short	38	December 29, 2023	(7,718,701)	(7,703,016)	15,685	(3,859)
			$(8,309,006)	$(8,296,454)	$12,552	$(5,734)
Total Futures Contracts			$697,920,748	$682,025,013	$(15,895,735)	$846,716
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
U.S. Treasury Obligations–37.4%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.250%	03/31/2024	$12,000,000	$ 11,812,031
U.S. Treasury Note		2.500%	04/30/2024	8,400,000	8,257,266
U.S. Treasury Note		0.250%	05/15/2024	7,500,000	7,260,645
U.S. Treasury Note		3.000%	06/30/2024	5,000,000	4,908,984
U.S. Treasury Note		3.000%	07/31/2024	10,000,000	9,796,484
U.S. Treasury Note		0.375%	09/15/2024	6,000,000	5,717,578
U.S. Treasury Note		4.500%	11/30/2024	2,500,000	2,474,902
U.S. Treasury Note		4.750%	07/31/2025	10,000,000	9,933,594
U.S. Treasury Note		0.375%	12/31/2025	3,000,000	2,712,070
U.S. Treasury Note		0.875%	06/30/2026	18,000,000	16,195,781
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,136,094
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,151,367
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,480,316
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	2,759,000
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	11,782,477
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,394,414
U.S. Treasury Note		3.875%	11/30/2027	20,500,000	19,872,187
U.S. Treasury Note		1.250%	03/31/2028	575,000	496,274
U.S. Treasury Note		4.125%	07/31/2028	12,000,000	11,741,250
U.S. Treasury Note		1.500%	11/30/2028	4,200,000	3,599,039
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,100,076
U.S. Treasury Note		2.375%	03/31/2029	500,000	445,156
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,533,500
U.S. Treasury Note		3.750%	06/30/2030	3,000,000	2,847,422
U.S. Treasury Note		1.125%	02/15/2031	405,000	319,444
U.S. Treasury Note		1.875%	02/15/2032	11,300,000	9,179,043
U.S. Treasury Note		3.375%	05/15/2033	8,050,000	7,300,344
U.S. Treasury Note		1.375%	11/15/2040	525,000	310,714
U.S. Treasury Note		1.875%	02/15/2041	180,000	116,114
U.S. Treasury Note		2.375%	02/15/2042	11,850,000	8,190,850
U.S. Treasury Note		4.000%	11/15/2042	1,600,000	1,420,125
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	2,188,477
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	2,208,247
U.S. Treasury Note		2.875%	05/15/2052	30,800,000	21,837,922
U.S. Treasury Note		4.000%	11/15/2052	2,800,000	2,481,719
U.S. Treasury Note		4.125%	08/15/2053	5,500,000	4,992,969
Total U.S. Treasury Obligations (Cost $235,335,018)					$209,953,875

U.S. Government Agency Mortgage-Backed Securities–25.2%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$ 907,201	$ 797,718
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,672,062	2,413,996
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,371,692	1,097,491
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,770,209	3,039,234
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	5,866,384	4,490,695
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	1,979,156	1,511,457
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,110,452	888,449
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,469,944	2,651,859
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,469,808	2,651,519
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,523,167	1,218,574
Fannie Mae Pool FN BU3058	2.500%	12/01/2051	5,770,245	4,583,003
Fannie Mae Pool FN BV3083	2.000%	02/01/2052	2,844,874	2,168,375
Fannie Mae Pool FN BV5735	3.500%	05/01/2052	1,413,877	1,217,070
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	2,765,045	2,674,681
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	977,728	922,674
Fannie Mae Pool FN BW9916	5.000%	10/01/2052	719,996	679,588
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,500,000	1,450,429
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	926,931	836,312
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,483,195	1,293,171
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,793,416	1,434,900
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,774,750	2,321,184
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,726,068	1,320,315
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,289,899	1,831,005
Fannie Mae Pool FN CA9390	2.500%	03/01/2051	4,138,195	3,289,679
Fannie Mae Pool FN CB1150	3.000%	07/01/2051	1,810,887	1,499,133
Fannie Mae Pool FN CB1867	2.500%	10/01/2051	5,108,969	4,063,683
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,563,996	4,249,951
Fannie Mae Pool FN CB3586	3.000%	05/01/2052	3,602,613	2,983,056
Fannie Mae Pool FN CB4159	4.000%	07/01/2052	1,076,948	959,306
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	2,008,812	1,678,003

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	$ 1,073,492	$ 942,960
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	654,704	597,999
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	6,022,283	4,644,503
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,619,931	2,183,198
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,987,352	2,490,779
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	3,031,206	2,425,211
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,187,313	948,536
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,975,485	2,598,722
Fannie Mae Pool FN FS2041	2.000%	08/01/2051	3,726,659	2,840,417
Fannie Mae Pool FN FS2099	1.500%	04/01/2052	1,258,040	905,558
Fannie Mae Pool FN FS3024	4.000%	09/01/2052	1,569,630	1,400,082
Fannie Mae Pool FN FS3813	4.500%	11/01/2052	1,199,292	1,101,739
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	4,098,878	2,956,881
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,562,284	1,194,169
Fannie Mae Pool FN MA4377	1.500%	07/01/2051	664,757	478,805
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	762,369	679,142
Fannie Mae Pool FN MA4732	4.000%	09/01/2052	1,910,001	1,701,338
Fannie Mae Pool FN MA4804	4.000%	11/01/2052	783,072	697,526
Fannie Mae Pool FN MA5167	6.500%	10/01/2053	1,500,000	1,507,231
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,576,035	2,431,827
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	772,405	729,169
Freddie Mac Pool FR QF2557	4.500%	10/01/2052	262,405	241,039
Freddie Mac Pool FR QF5585	4.500%	11/01/2052	786,169	722,767
Freddie Mac Pool FR RA3357	2.000%	08/01/2050	1,122,607	859,860
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	5,488,878	4,199,051
Freddie Mac Pool FR RA4242	2.500%	01/01/2051	1,457,352	1,160,429
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,267,819	1,732,221
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	2,676,263	2,304,616
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	831,392	689,165
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	2,009,603	1,607,388
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	5,476,802	4,757,878
Freddie Mac Pool FR SD1966	4.000%	11/01/2052	954,654	850,563
Freddie Mac Pool FR SD2018	3.000%	11/01/2050	1,811,465	1,501,171
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	692,358	648,237
Freddie Mac Pool FR SD8104	1.500%	11/01/2050	1,997,102	1,436,747
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,539,469	1,177,714
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	2,841,941	2,359,402
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	759,152	676,699
Freddie Mac Pool FR SD8211	2.000%	05/01/2052	6,115,770	4,655,739
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	599,238	515,553
Freddie Mac Pool FR SD8275	4.500%	12/01/2052	1,204,298	1,106,202
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	2,500,000	2,468,042
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	680,328	581,608
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	1,283,358	1,092,575
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	3,948,486	3,742,136
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,985,810	1,927,829
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	991,659	985,561
Total U.S. Government Agency Mortgage-Backed Securities (Cost $165,563,289)				$141,672,494

Corporate Bonds–24.9%		Rate	Maturity	Face Amount	Value
Communication Services–2.1%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$ 750,000	$ 409,469
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	230,213
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	750,000	680,506
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,870,000	1,184,693
Audacy Capital Corp. (Media)	(b)	6.750%	03/31/2029	75,000	1,409
Cars.com, Inc. (Interactive Media & Svs.)	(b)	6.375%	11/01/2028	50,000	45,437
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	100,000	90,814
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	125,000	102,602
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	99,505
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	57,385
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	750,000	654,857
CMG Media Corp. (Media)	(b)	8.875%	12/15/2027	100,000	78,272
Comcast Corp. (Media)		3.450%	02/01/2050	1,450,000	980,383
CSC Holdings LLC (Media)	(b)	7.500%	04/01/2028	200,000	129,859
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(b)	5.875%	08/15/2027	50,000	44,209
DISH DBS Corp. (Media)	(b)	5.250%	12/01/2026	50,000	42,493
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	15,752
DISH DBS Corp. (Media)		5.125%	06/01/2029	75,000	41,578

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
DISH Network Corp. (Media)	(b)	11.750%	11/15/2027	$ 25,000	$ 25,187
Entegris Escrow Corp. (Media)	(b)	4.750%	04/15/2029	25,000	22,475
Entegris Escrow Corp. (Media)	(b)	5.950%	06/15/2030	50,000	46,368
Gray Escrow II, Inc. (Media)	(b)	5.375%	11/15/2031	75,000	49,083
Gray Television, Inc. (Media)	(b)	4.750%	10/15/2030	75,000	49,685
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	75,000	53,802
iHeartCommunications, Inc. (Media)	(b)	5.250%	08/15/2027	50,000	39,626
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	22,625
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	100,000	92,232
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	580,000	459,108
Nexstar Media, Inc. (Media)	(b)	5.625%	07/15/2027	75,000	66,744
Paramount Global (Media)		4.200%	05/19/2032	525,000	417,357
ROBLOX Corp. (Entertainment)	(b)	3.875%	05/01/2030	50,000	40,121
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	465,000	360,064
Scripps Escrow, Inc. (Media)	(b)	5.875%	07/15/2027	25,000	18,485
Sinclair Television Group, Inc. (Media)	(b)	5.125%	02/15/2027	25,000	20,000
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	75,000	40,275
Sirius XM Radio, Inc. (Media)	(b)	3.875%	09/01/2031	200,000	151,492
Sky Ltd. (Media)	(b)	3.750%	09/16/2024	375,000	367,861
Sprint LLC (Wireless Telecom. Svs.)		7.625%	03/01/2026	50,000	51,386
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	150,000	121,125
TEGNA, Inc. (Media)	(b)	4.750%	03/15/2026	25,000	23,687
TEGNA, Inc. (Media)		4.625%	03/15/2028	25,000	21,625
TEGNA, Inc. (Media)		5.000%	09/15/2029	25,000	20,999
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	50,000	43,977
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.500%	04/15/2031	300,000	253,671
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	312,851
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	260,000	237,445
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	25,000	24,237
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	50,000	45,695
UPC Broadband Finco B.V. (Media)	(b)	4.875%	07/15/2031	200,000	162,296
Urban One, Inc. (Media)	(b)	7.375%	02/01/2028	50,000	42,875
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,200,000	859,736
Virgin Media Finance PLC (Media)	(b)	5.000%	07/15/2030	200,000	157,206
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	325,000	316,856
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	350,000	298,910
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	150,000	136,059
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	325,000	275,275
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	450,000	312,124
Warnermedia Holdings, Inc. (Media)		4.279%	03/15/2032	600,000	509,291
Warnermedia Holdings, Inc. (Media)		5.050%	03/15/2042	620,000	479,501
					11,938,853
Consumer Discretionary–1.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	45,067
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	175,000	145,420
Academy Ltd. (Specialty Retail)	(b)	6.000%	11/15/2027	75,000	70,890
Acushnet Co. (Leisure Products)	(b)	7.375%	10/15/2028	25,000	25,188
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	25,000	24,797
Adient Global Holdings Ltd. (Automobile Components)	(b)	8.250%	04/15/2031	75,000	75,106
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	675,000	547,674
Affinity Interactive (Hotels, Restaurants & Leisure)	(b)	6.875%	12/15/2027	75,000	63,583
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	425,000	362,796
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	825,000	483,333
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	04/01/2025	25,000	24,573
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	02/01/2028	50,000	46,242
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	41,427
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	50,000	46,029
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	75,000	75,358
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	10/15/2029	50,000	42,353
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	24,327
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	07/01/2025	50,000	49,789
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	24,651
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	25,000	23,830
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	6.750%	05/01/2031	25,000	23,625
Clarios Global LP (Automobiles)	(b)	6.750%	05/15/2025	22,000	21,834
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	8.500%	05/15/2027	175,000	174,498
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.000%	12/14/2026	540,000	482,427
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.375%	12/14/2028	180,000	152,868

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Dana Financing Luxembourg SARL (Automobile Components)	(b)	5.750%	04/15/2025	$ 12,000	$ 11,739
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	50,000	38,704
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	100,000	82,666
Gap, Inc. / The (Specialty Retail)	(b)	3.625%	10/01/2029	25,000	18,501
Garda World Security Corp. (Diversified Consumer Svs.)	(b)	9.500%	11/01/2027	175,000	167,320
Gates Global LLC / Gates Corp. (Automobile Components)	(b)	6.250%	01/15/2026	125,000	121,811
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	05/01/2028	50,000	48,336
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	40,310
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	950,000	707,951
IHO Verwaltungs GmbH (Automobile Components)	(b)(c)	6.000%, 6.750% PIK	05/15/2027	200,000	185,665
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.125%	11/15/2029	25,000	20,658
LCM Investments Holdings II LLC (Specialty Retail)	(b)	4.875%	05/01/2029	25,000	21,255
LCM Investments Holdings II LLC (Specialty Retail)	(b)	8.250%	08/01/2031	25,000	24,286
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	49,000
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.500%	09/01/2031	25,000	24,709
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	50,000	42,568
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	8.000%	02/01/2026	150,000	138,030
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	7.750%	02/15/2029	50,000	46,406
Ontario Gaming GTA LP (Hotels, Restaurants & Leisure)	(b)	8.000%	08/01/2030	50,000	50,000
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	01/15/2027	25,000	23,513
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.125%	07/01/2029	25,000	20,430
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(b)	4.875%	11/01/2026	25,000	23,406
Real Hero Merger Sub 2, Inc. (Automobile Components)	(b)	6.250%	02/01/2029	50,000	38,600
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.500%	08/31/2026	50,000	47,195
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(b)	6.625%	03/01/2030	75,000	64,687
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	43,920
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	50,000	46,000
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	50,000	43,616
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	39,994
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	25,000	24,044
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	65,057
ZF North America Capital, Inc. (Automobile Components)	(b)	6.875%	04/14/2028	150,000	146,771
					5,564,833
Consumer Staples–1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	75,000	72,186
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(b)	3.800%	01/25/2050	625,000	405,831
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	800,000	524,809
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	300,000	255,089
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	825,000	567,882
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	75,000	73,849
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	524,691
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	637,477
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	500,000	355,581
Dollar General Corp. (Consumer Staples Distribution & Retail)		3.875%	04/15/2027	575,000	538,736
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	23,094
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	21,250
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	23,530
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	75,000	62,591
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	629,571
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	145,429
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	768,140
Kenvue, Inc. (Personal Care Products)	(b)	5.050%	03/22/2028	310,000	305,896
Kenvue, Inc. (Personal Care Products)	(b)	4.900%	03/22/2033	400,000	382,280
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,208
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	331,178
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	425,000	306,324
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	4.250%	08/01/2029	50,000	43,192
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	527,868
Post Holdings, Inc. (Food Products)	(b)	5.750%	03/01/2027	150,000	144,072
Sysco Corp. (Consumer Staples Distribution & Retail)		4.450%	03/15/2048	725,000	562,606
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	44,688
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	75,000	65,160
					8,378,208

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy–2.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	05/15/2026	$ 50,000	$ 50,356
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	03/01/2027	25,000	23,861
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	47,161
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	68,669
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	03/01/2030	50,000	46,033
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	75,000	72,551
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	50,000	46,551
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	11/01/2026	25,000	24,417
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	100,000	89,921
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	500,000	415,206
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	825,000	777,578
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(b)	7.500%	06/15/2030	25,000	24,239
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	525,000	489,936
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	375,000	355,881
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	45,274
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	25,000	22,986
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	318,657
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	50,000	50,875
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	50,000	41,620
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	91,989
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	8.000%	04/01/2029	50,000	51,287
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	10/15/2025	75,000	73,796
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2033	490,000	490,280
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	50,000	42,046
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	98,026
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	700,000	616,578
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/30/2028	25,000	24,124
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	435,547
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	400,000	384,505
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	50,000	46,923
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	50,000	44,498
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	43,037
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	65,956
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	655,000	591,445
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	50,000	45,991
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	4.250%	02/15/2030	25,000	21,081
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.000%	02/01/2028	75,000	69,003
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	370,000	220,091
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	525,000	415,954
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	600,000	469,408
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.250%	01/15/2026	25,000	24,156
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	25,000	23,112
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	25,000	23,682
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	75,000	73,645
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	175,000	162,840
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	700,000	507,575
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	350,000	346,952
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	50,000	49,828
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	50,000	49,286
Phillips 66 (Oil, Gas & Consumable Fuels)		0.900%	02/15/2024	150,000	147,190
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	300,000	291,787
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	321,465
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	425,000	336,249
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	50,000	47,360
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	51,261
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	25,000	22,499
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	11/01/2028	25,000	25,063
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	49,081
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	48,000
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	22,776
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	505,000	429,395
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	150,000	146,931
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	350,000	331,090
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.050%	02/01/2030	50,000	43,705

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	$ 75,000	$ 58,541
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	600,000	557,868
					11,544,674
Financials–6.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.000%	10/29/2028	165,000	141,484
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	247,004
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	25,000	24,284
American Express Co. (Consumer Finance)		3.300%	05/03/2027	825,000	760,216
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	75,000	65,717
Ardonagh Midco 2 PLC (Insurance)	(b)(c)	11.500%, 12.750% PIK	01/15/2027	200,000	195,500
AssuredPartners, Inc. (Insurance)	(b)	7.000%	08/15/2025	25,000	24,699
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	100,000	86,573
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes TSFR3M + 90) (Banks)	(d)	2.015%	02/13/2026	1,625,000	1,529,016
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,900,000	1,526,823
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(d)	2.687%	04/22/2032	650,000	510,862
Bank of America Corp. (Rate is fixed until 04/25/2033, at which point, the rate becomes SOFR + 191) (Banks)	(d)	5.288%	04/25/2034	300,000	279,153
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	300,000	282,825
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	335,854
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	200,000	176,464
Capital One Financial Corp. (Rate is fixed until 02/01/2033, at which point, the rate becomes SOFR + 260) (Consumer Finance)	(d)	5.817%	02/01/2034	350,000	315,420
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	425,000	403,115
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes TSFR3M + 116) (Banks)	(d)	3.352%	04/24/2025	825,000	810,285
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,800,000	1,459,827
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	671,377
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	565,331
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	434,274
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	350,000	348,793
Fidelity National Information Services, Inc. (Financial Services)		4.700%	07/15/2027	300,000	290,785
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	405,000	268,506
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	379,164
Fiserv, Inc. (Financial Services)		5.600%	03/02/2033	170,000	164,761
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	309,797
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	499,175
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	200,000	203,933
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	375,000	343,248
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	825,000	787,104
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	345,555
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	775,000	746,225
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,400,000	1,235,372
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	500,000	374,811
GTCR AP Finance, Inc. (Insurance)	(b)	8.000%	05/15/2027	75,000	73,722
GTCR W-2 Merger Sub LLC (Financial Services)	(b)	7.500%	01/15/2031	200,000	200,280
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	75,000	64,607
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	922,506
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	375,000	326,534
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	24,954
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	650,000	600,391
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	283,633
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	447,290
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	900,000	822,388
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	50,367
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	10.500%	12/15/2030	50,000	50,872
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	525,000	506,796
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	900,000	729,521
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	100,000	75,216

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes TSFR3M + 125) (Banks)	(d)	2.580%	04/22/2032	$ 100,000	$ 78,883
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	1,200,000	955,352
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, at which point, the rate becomes SOFR + 258) (Banks)	(d)	5.717%	09/14/2033	300,000	288,384
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.350%	06/01/2034	400,000	379,311
M&T Bank Corp. (Rate is fixed until 01/27/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.053%	01/27/2034	400,000	345,904
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	600,000	589,504
MetLife, Inc. (Insurance)		5.375%	07/15/2033	400,000	384,528
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	217,798
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	775,000	783,282
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes TSFR3M + 140) (Capital Markets)	(d)	3.772%	01/24/2029	750,000	683,891
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	218,462
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	185,700
Morgan Stanley (Rate is fixed until 07/20/2032, at which point, the rate becomes SOFR + 208) (Capital Markets)	(d)	4.889%	07/20/2033	440,000	399,795
Morgan Stanley (Rate is fixed until 04/21/2033, at which point, the rate becomes SOFR + 187) (Capital Markets)	(d)	5.250%	04/21/2034	195,000	181,054
Morgan Stanley (Rate is fixed until 07/21/2033, at which point, the rate becomes SOFR + 188) (Capital Markets)	(d)	5.424%	07/21/2034	100,000	94,329
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	75,000	63,563
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	50,000	42,001
NFP Corp. (Insurance)	(b)	6.875%	08/15/2028	200,000	171,336
NFP Corp. (Insurance)	(b)	7.500%	10/01/2030	25,000	24,008
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	375,213
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	458,120
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	830,000	716,014
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	575,000	399,386
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	94,152
Regions Financial Corp. (Banks)		2.250%	05/18/2025	345,000	321,833
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	2.875%	10/15/2026	50,000	44,035
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	75,000	62,005
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	37,759
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	43,541
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	320,978
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	169,050
Synovus Bank (Banks)		5.625%	02/15/2028	300,000	271,822
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	583,882
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	171,578
Truist Financial Corp. (Rate is fixed until 10/28/2025, at which point, the rate becomes SOFR + 163) (Banks)	(d)	5.900%	10/28/2026	500,000	494,482
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.122%	01/26/2034	100,000	89,395
Truist Financial Corp. (Rate is fixed until 06/08/2033, at which point, the rate becomes SOFR + 236) (Banks)	(d)	5.867%	06/08/2034	250,000	235,306
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	550,000	478,708
U.S. Bancorp (Rate is fixed until 06/10/2033, at which point, the rate becomes SOFR + 226) (Banks)	(d)	5.836%	06/12/2034	400,000	377,260
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	175,000	166,456
USI, Inc. (Insurance)	(b)	6.875%	05/01/2025	200,000	198,460
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	250,000	243,898
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes TSFR3M + 126) (Banks)	(d)	2.572%	02/11/2031	1,550,000	1,252,890
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	550,000	497,750
Wells Fargo & Co. (Rate is fixed until 04/24/2033, at which point, the rate becomes SOFR + 202) (Banks)	(d)	5.389%	04/24/2034	150,000	140,236
					36,653,703

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care–2.4%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	$ 475,000	$ 455,852
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	50,000	42,000
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	600,000	494,450
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	340,000	325,026
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	327,311
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	340,000	318,214
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	710,000	659,292
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	174,492
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	68,376
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	21,367
Bausch Health Americas, Inc. (Pharmaceuticals)	(b)	8.500%	01/31/2027	50,000	25,375
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.125%	02/01/2027	25,000	15,549
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.250%	02/15/2029	50,000	19,750
Bayer U.S. Finance LLC (Pharmaceuticals)	(b)	3.375%	10/08/2024	775,000	754,262
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	264,000	221,886
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	121,042
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	825,000	503,908
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	245,000	222,664
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	925,000	874,219
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	275,000	217,854
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	200,000	184,382
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	21,443
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	50,000	25,438
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	75,000	57,013
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	525,000	489,016
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	406,919
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	770,000	451,201
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	530,000	493,316
Embecta Corp. (Health Care Equip. & Supplies)	(b)	6.750%	02/15/2030	50,000	40,875
Garden Spinco Corp. (Health Care Equip. & Supplies)	(b)	8.625%	07/20/2030	25,000	26,096
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	405,000	411,577
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	165,000	160,942
Grifols SA (Biotechnology)	(b)	4.750%	10/15/2028	200,000	170,522
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	75,000	73,605
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	90,000	86,982
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	374,693
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	75,000	64,603
LifePoint Health, Inc. (Health Care Providers & Svs.)	(b)	5.375%	01/15/2029	75,000	52,359
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	50,000	42,271
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	175,000	151,252
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	5.750%	11/01/2028	25,000	18,763
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.450%	05/19/2028	350,000	337,440
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	330,847
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	255,517
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.125%	01/15/2028	75,000	69,774
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	702,000	405,177
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	428,909
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	281,448
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	650,000	451,307
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.875%	01/01/2026	75,000	71,852
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	75,000	70,406
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	21,519
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	6.750%	05/15/2031	25,000	24,112
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1.215%	10/18/2024	350,000	333,683
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	500,000	447,332
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	725,000	457,973
					13,653,453
Industrials–3.4%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	520,000	512,960
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	743,614
Allegion PLC (Building Products)		3.500%	10/01/2029	825,000	723,042
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.625%	07/15/2026	50,000	47,377
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	200,000	149,098
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	4.000%	01/15/2028	25,000	22,159
Ashtead Capital, Inc. (Trading Companies & Distributors)	(b)	5.550%	05/30/2033	405,000	375,733
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	700,000	429,234
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.625%	05/01/2027	125,000	118,716
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(b)	6.500%	08/01/2030	25,000	24,228

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	$ 1,025,000	$ 941,138
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	250,000	210,327
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	316,931
Burlington Northern Santa Fe LLC (Ground Transportation)		3.000%	04/01/2025	475,000	459,066
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	320,656
Camelot Return Merger Sub, Inc. (Building Products)	(b)	8.750%	08/01/2028	25,000	24,116
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	80,296
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	175,000	141,344
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	58,372
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	462,237
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	75,000	63,926
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	625,000	581,703
Concentrix Corp. (Professional Svs.)		6.650%	08/02/2026	245,000	243,524
Cornerstone Building Brands, Inc. (Building Products)	(b)	6.125%	01/15/2029	25,000	18,952
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	50,000	39,207
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	50,000	43,107
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	697,748
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	3.850%	11/15/2024	650,000	634,818
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	143,948
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.900%	05/01/2033	215,000	202,436
Experian Finance PLC (Professional Svs.)	(b)	4.250%	02/01/2029	350,000	328,067
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	125,000	104,031
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	50,000	45,753
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	50,000	40,894
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	668,002
GXO Logistics, Inc. (Air Freight & Logistics)		2.650%	07/15/2031	670,000	508,343
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(b)	3.875%	12/15/2028	50,000	42,695
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	400,000	378,842
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	440,000	411,806
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	244,996
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	850,000	777,060
Interface, Inc. (Commercial Svs. & Supplies)	(b)	5.500%	12/01/2028	50,000	42,506
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	21,574
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	80,524
Masco Corp. (Building Products)		3.500%	11/15/2027	350,000	320,050
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(b)	5.500%	02/01/2030	25,000	20,656
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	756,594
Penske Truck Leasing Co. LP / PTL Finance Corp. (Ground Transportation)	(b)	3.450%	07/01/2024	500,000	490,417
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	680,000	643,936
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	650,000	632,607
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(b)	7.625%	04/01/2026	50,000	48,252
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	75,000	69,345
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	100,000	94,364
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	600,000	560,197
TransDigm, Inc. (Aerospace & Defense)	(b)	6.250%	03/15/2026	75,000	73,694
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	200,000	187,270
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	24,612
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	25,000	24,514
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	473,624
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	433,508
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	75,000	70,058
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	23,123
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	20,795
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	32,074
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	558,507
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	6.500%	06/15/2027	50,000	47,485
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	100,000	100,485
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	50,000	44,191
White Cap Parent LLC (Building Products)	(b)(c)	8.250%, 9.000% PIK	03/15/2026	50,000	48,241
Xylem, Inc. (Machinery)		2.250%	01/30/2031	705,000	561,217
					18,884,922
Information Technology–1.5%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	554,046
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	600,131
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	317,555
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	175,000	146,389
Boxer Parent Co., Inc. (Software)	(b)	9.125%	03/01/2026	50,000	49,860
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	252,434

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.469%	04/15/2034	$ 510,000	$ 400,560
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	10,770
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	50,000	48,812
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	432,914
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(b)	8.000%	06/15/2029	50,000	49,815
Central Parent, Inc. / CDK Global, Inc. (Software)	(b)	7.250%	06/15/2029	75,000	72,713
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	44,217
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	25,000	21,725
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	75,000	65,028
Consensus Cloud Solutions, Inc. (Software)	(b)	6.000%	10/15/2026	25,000	23,011
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	50,000	42,612
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	50,000	42,583
Fortinet, Inc. (Software)		1.000%	03/15/2026	670,000	598,008
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(b)	5.250%	12/01/2027	50,000	47,165
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	220,000	211,514
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	525,000	469,987
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	175,000	146,509
NCR Atleos Escrow Corp. (Software)	(b)	9.500%	04/01/2029	50,000	48,360
NCR Corp. (Software)	(b)	5.000%	10/01/2028	25,000	22,377
NCR Corp. (Software)	(b)	5.250%	10/01/2030	50,000	43,089
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	25,057
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	41,101
Oracle Corp. (Software)		6.250%	11/09/2032	600,000	607,411
Oracle Corp. (Software)		3.600%	04/01/2050	700,000	452,797
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	75,000	61,875
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	479,828
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	8.250%	12/15/2029	25,000	25,675
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	9.625%	12/01/2032	39,000	42,024
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	44,510
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	350,000	342,905
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	75,000	62,199
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	525,679
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(b)	7.500%	09/01/2025	25,000	20,888
VMware, Inc. (Software)		1.400%	08/15/2026	240,000	211,706
VMware, Inc. (Software)		2.200%	08/15/2031	190,000	143,380
Vontier Corp. (Electronic Equip., Instr. & Comp.)		1.800%	04/01/2026	465,000	416,492
					8,265,711
Materials–0.9%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	275,000	236,524
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	775,000	615,918
ARD Finance SA (Containers & Packaging)	(b)(c)	6.500%, 7.250% PIK	06/30/2027	200,000	150,888
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,151
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	24,270
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	25,000	19,577
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	100,000	85,474
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	4.875%	03/01/2031	50,000	42,578
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	275,000	235,856
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	50,000	42,903
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	23,500
Element Solutions, Inc. (Chemicals)	(b)	3.875%	09/01/2028	50,000	43,149
Glencore Funding LLC (Metals & Mining)	(b)	1.625%	04/27/2026	475,000	427,712
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	400,000	240,089
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	50,000	42,207
International Flavors & Fragrances, Inc. (Chemicals)	(b)	1.832%	10/15/2027	450,000	373,759
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	7.875%	08/15/2026	50,000	48,237
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	9.250%	04/15/2027	25,000	21,852
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	50,000	43,493
Olympus Water U.S. Holding Corp. (Chemicals)	(b)	9.750%	11/15/2028	200,000	199,568
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.625%	05/13/2027	38,000	37,046
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.250%	05/15/2031	25,000	24,438
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	675,000	659,623
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(b)	6.750%	05/15/2026	25,000	12,500
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	475,000	439,968
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	50,000	44,615
SRS Distribution, Inc. (Construction Materials)	(b)	6.125%	07/01/2029	25,000	21,291
SRS Distribution, Inc. (Construction Materials)	(b)	6.000%	12/01/2029	125,000	105,000
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	150,000	139,043
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	8.500%	08/15/2027	225,000	205,624

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
W.R. Grace Holdings LLC (Chemicals)	(b)	4.875%	06/15/2027	$ 25,000	$ 22,936
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	50,000	40,438
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	600,000	556,149
					5,251,376
Real Estate–1.2%
Alexandria Real Estate Equities, Inc. (Office REITs)		1.875%	02/01/2033	930,000	658,386
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	650,000	515,494
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	669,489
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	609,874
Crown Castle, Inc. (Specialized REITs)		3.250%	01/15/2051	800,000	486,047
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	393,468
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	50,000	48,902
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	550,000	441,983
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	701,391
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	5.000%	08/15/2027	25,000	22,027
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	50,000	39,676
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	195,484
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	800,000	680,878
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	7.250%	07/15/2028	50,000	49,125
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	725,000	654,566
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(b)	4.625%	06/15/2025	75,000	72,427
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	456,092
WP Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	309,367
					7,004,676
Utilities–2.3%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	847,553
American Electric Power Co., Inc. (Electric Utilities)		2.031%	03/15/2024	335,000	328,740
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	367,709
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	50,000	48,476
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	295,938
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	4.500%	02/15/2028	25,000	22,531
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.125%	03/15/2028	50,000	44,522
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	40,429
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	20,141
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	390,014
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	89,857
Constellation Energy Generation LLC (Electric Utilities)		6.500%	10/01/2053	65,000	65,152
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	602,792
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	449,277
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	725,000	526,860
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	445,463
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	375,736
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	295,092
Emerald Debt Merger Sub LLC (Electric Utilities)	(b)	6.625%	12/15/2030	75,000	72,201
Enel Finance International N.V. (Electric Utilities)	(b)	2.250%	07/12/2031	750,000	566,670
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	630,859
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,057,512
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	55,000	39,775
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	203,764
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	450,000	442,560
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	270,000	212,203
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	558,720
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	480,341
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	102,904
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	479,226
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	50,000	46,880
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	25,000	18,767
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	187,647
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	585,963
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	531,570
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	700,000	647,488
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	50,000	47,750
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	20,868
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	68,062
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	25,000	25,312
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	71,519
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	50,000	49,252

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Corporate Bonds (Continued)	Rate	Maturity	Face Amount	Value
Utilities (continued)
WEC Energy Group, Inc. (Multi-Utilities)	0.800%	03/15/2024	$ 220,000	$ 214,835
WEC Energy Group, Inc. (Multi-Utilities)	2.200%	12/15/2028	190,000	161,060
				12,779,990
Total Corporate Bonds (Cost $165,784,492)				$139,920,399

Investment Companies–6.1%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021, Cost $746,662)	(e)(f)	77,055	$ 673,460
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 06/28/2021 through 08/28/2023, Cost $12,572,731)	(e)(f)	1,480,464	11,384,767
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 08/28/2023, Cost $22,222,113)	(f)(g)	2,520,211	22,077,046
Total Investment Companies (Cost $35,541,506)			$34,135,273

Asset-Backed / Mortgage-Backed Securities–5.1%		Rate	Maturity	Face Amount	Value
Financials–5.1%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 172,094
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	163,155
BANK 2022-BNK40 A4		3.507%	03/15/2064	660,000	550,579
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	858,199
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	460,278
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	92,221
Chesapeake Funding II LLC 2020-1A D	(b)	2.830%	08/15/2032	150,000	146,446
Ford Credit Auto Owner Trust 2023-1 C	(b)	5.580%	08/15/2035	3,000,000	2,908,000
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	321,142
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	320,541
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	387,210
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,800,985	1,361,221
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	733,253	686,585
Invitation Homes 2018-SFR4 B	(b)	TSFR1M + 136	01/17/2038	2,999,862	2,988,617
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,340,717	1,057,910
J.P. Morgan Mortgage Trust 2023-4 1A2	(b)	6.000%	11/25/2053	1,908,099	1,854,583
J.P. Morgan Mortgage Trust 2023-6 A2	(b)	6.000%	12/26/2053	1,450,094	1,409,423
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,798,076	1,356,774
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,797,221	1,353,883
MMAF Equipment Finance LLC 2020-A A5	(b)	1.560%	10/09/2042	750,000	648,682
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	139,857	124,482
PFS Financing Corp. 2020-G B	(b)	1.570%	02/15/2026	310,000	304,042
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	753,876
Progress Residential 2022-SFR2 D	(b)	3.945%	04/17/2027	1,000,000	905,398
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	740,694
Progress Residential 2023-SFR2 D	(b)	4.500%	10/17/2028	150,000	134,028
Progress Residential 2023-SFR2 E1	(b)	4.750%	10/17/2028	200,000	173,576
Santander Consumer Auto Receivables Trust 2020-BA D	(b)	2.140%	12/15/2026	530,000	512,076
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	577,345	564,710
Santander Drive Auto Receivables Trust 2023-1 C		5.090%	05/15/2030	2,400,000	2,342,393
Sierra Timeshare 2020-2A A	(b)	1.330%	07/20/2037	153,883	144,130
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	345,456	307,301
World Omni Auto Receivables Trust 2023-A B		5.030%	05/15/2029	2,420,000	2,358,666
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	241,006
Total Asset-Backed / Mortgage-Backed Securities (Cost $31,549,123)					$28,703,921

Sovereign Debt Issues–0.3%		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028	$ 625,000	$ 578,268
Mexico Government International Bond		4.500%	01/31/2050	775,000	557,602
Republic of Poland Government International Bond		4.000%	01/22/2024	600,000	596,128
Total Sovereign Debt Issues (Cost $2,087,687)					$1,731,998
Total Investments – 99.0% (Cost $635,861,115)	(h)				$556,117,960
Other Assets in Excess of Liabilities – 1.0%					5,597,590
Net Assets – 100.0%				$561,715,550

Percentages are stated as a percent of net assets.

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.600% at 09/30/2023
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.310% at 09/30/2023
TSFR1M:	Monthly CME Term Secured Overnight Financing Rate ("SOFR"), 5.319% at 09/30/2023
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.396% at 09/30/2023

Footnotes:
(a)	Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2023. The market value of securities pledged totaled $1,337,253. See also the following Schedule of Open Futures Contracts.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2023, the value of these securities totaled $46,842,005, or 8.3% of the Portfolio’s net assets.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2023.
(e)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(f)	Represents a security deemed to be restricted. At September 30, 2023, the value of restricted securities in the Portfolio totaled $34,135,273, or 6.1% of the Portfolio’s net assets.
(g)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	170	December 19, 2023	$18,713,005	$18,370,625	$(342,380)	$34,531
CBT 10-Year U.S. Ultra Bond - Long	233	December 19, 2023	26,681,420	25,994,063	(687,357)	54,609
CBT 5-Year U.S. Treasury Note - Long	509	December 29, 2023	54,089,077	53,627,922	(461,155)	79,532
CBT 2-Year U.S. Treasury Note - Long	100	December 29, 2023	20,315,103	20,271,094	(44,009)	10,156
			$119,798,605	$118,263,704	$(1,534,901)	$178,828
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	177	December 19, 2023	$(22,431,664)	$(21,007,688)	$1,423,976	$(66,375)
Total Futures Contracts			$97,366,941	$97,256,016	$(110,925)	$112,453
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON U.S. Low Volatility Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks–99.1%		Shares	Value
Communication Services–9.6%
Activision Blizzard, Inc. (Entertainment)		209,291	$ 19,595,916
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	35,898	4,697,612
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	33,323	4,393,638
AT&T, Inc. (Diversified Telecom. Svs.)		84,642	1,271,323
Electronic Arts, Inc. (Entertainment)		116,184	13,988,554
Take-Two Interactive Software, Inc. (Entertainment)	(a)	17,454	2,450,367
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	27,366	3,832,608
Verizon Communications, Inc. (Diversified Telecom. Svs.)		399,794	12,957,323
			63,187,341
Consumer Discretionary–7.7%
Amazon.com, Inc. (Broadline Retail)	(a)	42,870	5,449,634
AutoZone, Inc. (Specialty Retail)	(a)	2,270	5,765,777
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	329	1,014,619
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	55,062	755,451
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	2,231	4,086,813
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		4,430	1,678,040
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		30,144	4,527,026
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		10,284	471,418
McDonald's Corp. (Hotels, Restaurants & Leisure)		36,163	9,526,781
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	10,624	9,655,729
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,668	1,065,733
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		53,328	6,662,800
			50,659,821
Consumer Staples–21.5%
Altria Group, Inc. (Tobacco)		168,018	7,065,157
Brown-Forman Corp. Class B (Beverages)		54,651	3,152,816
Campbell Soup Co. (Food Products)		22,687	931,982
Church & Dwight Co., Inc. (Household Products)		130,158	11,926,378
Clorox Co. / The (Household Products)		46,762	6,128,628
Coca-Cola Co. / The (Beverages)		12,487	699,022
Colgate-Palmolive Co. (Household Products)		21,967	1,562,073
Conagra Brands, Inc. (Food Products)		184,956	5,071,494
Constellation Brands, Inc. Class A (Beverages)		6,681	1,679,136
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,595	2,031,031
Dollar General Corp. (Consumer Staples Distribution & Retail)		55,683	5,891,261
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	56,832	6,049,766
General Mills, Inc. (Food Products)		176,919	11,321,047
Hershey Co. / The (Food Products)		18,218	3,645,057
Hormel Foods Corp. (Food Products)		154,567	5,878,183
J.M. Smucker Co. / The (Food Products)		47,291	5,812,537
Kellogg Co. (Food Products)		134,049	7,977,256
Kenvue, Inc. (Personal Care Products)		163,987	3,292,859
Kimberly-Clark Corp. (Household Products)		52,257	6,315,259
Kroger Co. / The (Consumer Staples Distribution & Retail)		222,431	9,953,787
McCormick & Co., Inc. (Food Products)		21,370	1,616,427
Mondelez International, Inc. Class A (Food Products)		33,308	2,311,575
Monster Beverage Corp. (Beverages)	(a)	39,761	2,105,345
PepsiCo, Inc. (Beverages)		7,383	1,250,976
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Procter & Gamble Co. / The (Household Products)		12,491	$ 1,821,937
Tyson Foods, Inc. Class A (Food Products)		47,330	2,389,692
Walmart, Inc. (Consumer Staples Distribution & Retail)		145,096	23,205,203
			141,085,884
Financials–9.2%
Aon PLC Class A (Insurance)		6,237	2,022,160
Arch Capital Group Ltd. (Insurance)	(a)	160,156	12,766,035
Arthur J. Gallagher & Co. (Insurance)		16,407	3,739,647
Assurant, Inc. (Insurance)		15,354	2,204,527
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	31,799	11,139,190
Brown & Brown, Inc. (Insurance)		77,814	5,434,530
CBOE Global Markets, Inc. (Capital Markets)		31,857	4,976,382
FactSet Research Systems, Inc. (Capital Markets)		2,376	1,038,930
Fiserv, Inc. (Financial Services)	(a)	23,424	2,645,975
Globe Life, Inc. (Insurance)		6,634	721,315
Goldman Sachs Group, Inc. / The (Capital Markets)		4,660	1,507,836
Intercontinental Exchange, Inc. (Capital Markets)		7,705	847,704
Jack Henry & Associates, Inc. (Financial Services)		8,522	1,288,015
Loews Corp. (Insurance)		63,446	4,016,766
Marsh & McLennan Cos., Inc. (Insurance)		14,817	2,819,675
Willis Towers Watson PLC (Insurance)		14,278	2,983,531
			60,152,218
Health Care–23.1%
AbbVie, Inc. (Biotechnology)		124,669	18,583,161
Amgen, Inc. (Biotechnology)		10,383	2,790,535
Becton Dickinson & Co. (Health Care Equip. & Supplies)		64,656	16,715,516
Biogen, Inc. (Biotechnology)	(a)	1,704	437,945
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	66,587	3,515,794
Bristol-Myers Squibb Co. (Pharmaceuticals)		314,845	18,273,604
Cencora, Inc. (Health Care Providers & Svs.)		17,206	3,096,564
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		4,504	1,432,317
DaVita, Inc. (Health Care Providers & Svs.)	(a)	22,685	2,144,413
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		10,682	726,803
Gilead Sciences, Inc. (Biotechnology)		202,509	15,176,024
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	59,917	4,448,837
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	46,831	3,250,071
Humana, Inc. (Health Care Providers & Svs.)		9,544	4,643,347
Incyte Corp. (Biotechnology)	(a)	85,107	4,916,631
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	1,957	385,040
Johnson & Johnson (Pharmaceuticals)		113,996	17,754,877
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		10,494	2,109,819
McKesson Corp. (Health Care Providers & Svs.)		11,670	5,074,699
Merck & Co., Inc. (Pharmaceuticals)		137,108	14,115,269
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	165	182,832
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	2,718	891,205
Pfizer, Inc. (Pharmaceuticals)		39,969	1,325,772
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		49,088	5,981,864

(continued)

Ohio National Fund, Inc.	ON U.S. Low Volatility Portfolio (Continued)
Schedule of Investments	September 30, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,429	$ 1,176,010
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	3,241	1,127,025
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		2,539	952,658
			151,228,632
Industrials–12.1%
AMETEK, Inc. (Electrical Equip.)		88,655	13,099,663
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	4,647	924,707
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,444	468,892
Copart, Inc. (Commercial Svs. & Supplies)	(a)	25,200	1,085,868
Fortive Corp. (Machinery)		65,034	4,822,921
General Electric Co. (Industrial Conglomerates)		40,683	4,497,506
Honeywell International, Inc. (Industrial Conglomerates)		5,590	1,032,697
Howmet Aerospace, Inc. (Aerospace & Defense)		21,348	987,345
IDEX Corp. (Machinery)		2,965	616,779
Illinois Tool Works, Inc. (Machinery)		12,456	2,868,741
Ingersoll Rand, Inc. (Machinery)		22,534	1,435,867
L3Harris Technologies, Inc. (Aerospace & Defense)		3,181	553,876
Leidos Holdings, Inc. (Professional Svs.)		62,482	5,758,341
Lockheed Martin Corp. (Aerospace & Defense)		33,573	13,730,014
Nordson Corp. (Machinery)		23,892	5,331,978
Northrop Grumman Corp. (Aerospace & Defense)		7,564	3,329,597
Otis Worldwide Corp. (Machinery)		19,602	1,574,237
Republic Services, Inc. (Commercial Svs. & Supplies)		27,918	3,978,594
Snap-on, Inc. (Machinery)		895	228,279
Trane Technologies PLC (Building Products)		3,609	732,302
TransDigm Group, Inc. (Aerospace & Defense)	(a)	2,990	2,520,959
United Rentals, Inc. (Trading Companies & Distributors)		3,267	1,452,410
Verisk Analytics, Inc. (Professional Svs.)		3,268	772,032
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,510	1,044,678
Waste Management, Inc. (Commercial Svs. & Supplies)		28,823	4,393,778
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Westinghouse Air Brake Technologies Corp. (Machinery)		7,727	$ 821,148
Xylem, Inc. (Machinery)		12,708	1,156,809
			79,220,018
Information Technology–14.1%
Akamai Technologies, Inc. (IT Svs.)	(a)	16,971	1,808,090
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		7,167	601,956
Apple, Inc. (Tech. Hardware, Storage & Periph.)		183,635	31,440,148
Fair Isaac Corp. (Software)	(a)	4,561	3,961,365
Gartner, Inc. (IT Svs.)	(a)	1,195	410,614
Gen Digital, Inc. (Software)		52,068	920,562
International Business Machines Corp. (IT Svs.)		45,355	6,363,307
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	202	26,727
Microsoft Corp. (Software)		92,932	29,343,279
NVIDIA Corp. (Semiconductors & Equip.)		6,606	2,873,544
Oracle Corp. (Software)		19,706	2,087,260
Roper Technologies, Inc. (Software)		6,594	3,193,342
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10,224	4,177,322
VeriSign, Inc. (IT Svs.)	(a)	23,787	4,817,581
			92,025,097
Real Estate–0.1%
Public Storage (Specialized REITs)		2,453	646,415
Utilities–1.7%
Atmos Energy Corp. (Gas Utilities)		17,531	1,857,059
CMS Energy Corp. (Multi-Utilities)		31,244	1,659,369
Consolidated Edison, Inc. (Multi-Utilities)		48,868	4,179,680
DTE Energy Co. (Multi-Utilities)		6,986	693,570
Evergy, Inc. (Electric Utilities)		13,052	661,737
NiSource, Inc. (Multi-Utilities)		67,071	1,655,312
PG&E Corp. (Electric Utilities)	(a)	43,418	700,332
			11,407,059
Total Common Stocks (Cost $648,187,449)			$649,612,485
Total Investments – 99.1% (Cost $648,187,449)	(b)		$649,612,485
Other Assets in Excess of Liabilities – 0.9%			5,753,074
Net Assets – 100.0%			$655,365,559

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Relative Value Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)

Common Stocks–96.6%		Shares	Value
Communication Services–4.6%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	26,841	$ 3,538,986
Comcast Corp. Class A (Media)		45,575	2,020,795
			5,559,781
Consumer Discretionary–7.0%
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	152	468,760
BorgWarner, Inc. (Automobile Components)		43,032	1,737,202
D.R. Horton, Inc. (Household Durables)		4,608	495,222
LKQ Corp. (Distributors)		39,063	1,934,009
Lowe's Cos., Inc. (Specialty Retail)		8,655	1,798,855
Ross Stores, Inc. (Specialty Retail)		17,710	2,000,345
			8,434,393
Consumer Staples–4.8%
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	13,625	972,416
Philip Morris International, Inc. (Tobacco)		52,100	4,823,418
			5,795,834
Energy–8.4%
ChampionX Corp. (Energy Equip. & Svs.)		22,774	811,210
Chevron Corp. (Oil, Gas & Consumable Fuels)		18,831	3,175,283
ConocoPhillips (Oil, Gas & Consumable Fuels)		9,944	1,191,291
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		13,922	1,764,753
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		17,635	743,492
Phillips 66 (Oil, Gas & Consumable Fuels)		20,200	2,427,030
			10,113,059
Financials–21.8%
American International Group, Inc. (Insurance)		25,646	1,554,148
Axis Capital Holdings Ltd. (Insurance)		41,593	2,344,597
Bank OZK (Banks)		12,609	467,416
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	13,586	4,759,176
Fiserv, Inc. (Financial Services)	(a)	27,816	3,142,095
Houlihan Lokey, Inc. (Capital Markets)		6,612	708,278
JPMorgan Chase & Co. (Banks)		30,465	4,418,034
Mastercard, Inc. Class A (Financial Services)		10,279	4,069,559
MetLife, Inc. (Insurance)		16,562	1,041,915
PayPal Holdings, Inc. (Financial Services)	(a)	7,974	466,160
Raymond James Financial, Inc. (Capital Markets)		4,473	449,223
Wells Fargo & Co. (Banks)		69,050	2,821,383
			26,241,984
Health Care–20.2%
Amgen, Inc. (Biotechnology)		9,878	2,654,811
Cencora, Inc. (Health Care Providers & Svs.)		16,231	2,921,093
Cigna Group / The (Health Care Providers & Svs.) (Health Care Providers & Svs.)		1,703	487,177
Elevance Health, Inc. (Health Care Providers & Svs.)		12,220	5,320,833
Gilead Sciences, Inc. (Biotechnology)		47,497	3,559,425
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		14,779	1,800,969
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,825	3,970,782
Roche Holding AG – ADR (Pharmaceuticals)		105,458	3,578,190
			24,293,280
Common Stocks (Continued)		Shares	Value
Industrials–16.2%
Allegion PLC (Building Products)		10,387	$ 1,082,325
Builders FirstSource, Inc. (Building Products)	(a)	6,565	817,277
Curtiss-Wright Corp. (Aerospace & Defense)		2,346	458,948
Dover Corp. (Machinery)		10,430	1,455,089
EMCOR Group, Inc. (Construction & Engineering)		5,069	1,066,467
Emerson Electric Co. (Electrical Equip.)		19,644	1,897,021
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,167	477,663
Ferguson PLC (Trading Companies & Distributors)		9,338	1,535,821
Maximus, Inc. (Professional Svs.)		14,167	1,057,992
Middleby Corp. / The (Machinery)	(a)	3,444	440,832
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		5,105	501,056
nVent Electric PLC (Electrical Equip.)		34,378	1,821,690
PACCAR, Inc. (Machinery)		22,963	1,952,314
Robert Half, Inc. (Professional Svs.)		12,908	945,898
RTX Corp. (Aerospace & Defense)		19,599	1,410,540
Sensata Technologies Holding PLC (Electrical Equip.)		26,262	993,229
Textron, Inc. (Aerospace & Defense)		14,448	1,128,967
Westinghouse Air Brake Technologies Corp. (Machinery)		4,261	452,817
			19,495,946
Information Technology–8.8%
Accenture PLC Class A (IT Svs.)		6,994	2,147,927
Cisco Systems, Inc. (Communications Equip.)		41,539	2,233,137
EPAM Systems, Inc. (IT Svs.)	(a)	1,950	498,595
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,714	681,739
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,115	412,146
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,662	932,027
QUALCOMM, Inc. (Semiconductors & Equip.)		26,295	2,920,323
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		7,914	687,727
			10,513,621
Materials–2.1%
BHP Group Ltd. – ADR (Metals & Mining)		8,425	479,214
LyondellBasell Industries N.V. Class A (Chemicals)		11,283	1,068,500
PPG Industries, Inc. (Chemicals)		7,445	966,361
			2,514,075
Real Estate–2.7%
Weyerhaeuser Co. (Specialized REITs)		104,783	3,212,647
Total Common Stocks (Cost $111,382,915)			$116,174,620
Total Investments – 96.6% (Cost $111,382,915)	(b)		$116,174,620
Other Assets in Excess of Liabilities – 3.4%			4,090,040
Net Assets – 100.0%			$120,264,660

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Exchange Traded Funds–97.7%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		1,323,411	$ 66,673,446
iShares Core MSCI EAFE ETF		545,475	35,101,316
iShares Core MSCI Emerging Markets ETF		318,808	15,172,073
iShares Core S&P 500 ETF		208,674	89,610,876
iShares Core U.S. Aggregate Bond ETF		2,293,298	215,661,744
iShares iBoxx $ Investment Grade Corporate Bond ETF		224,187	22,871,558
iShares MSCI EAFE ETF		332,276	22,900,462
iShares MSCI Emerging Markets ETF		138,370	5,251,141
iShares Russell 1000 ETF		286,513	67,304,769
iShares Russell 1000 Value ETF		78,890	11,977,080
Total Exchange Traded Funds (Cost $555,498,735)			$552,524,465
Total Investments – 97.7% (Cost $555,498,735)	(a)		$552,524,465
Other Assets in Excess of Liabilities – 2.3%	(b)		12,847,080
Net Assets – 100.0%			$565,371,545

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $4,001,116 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MOD S&P TSX 60 Index - Long	48	December 14, 2023	$8,560,059	$8,313,992	$(246,067)	$19,350
MSCI EAFE Index - Long	104	December 15, 2023	10,903,190	10,615,800	(287,390)	(36,920)
CME E-mini S&P 500 Index - Long	86	December 15, 2023	19,373,694	18,599,650	(774,044)	(51,600)
MSCI Emerging Markets Index - Long	219	December 15, 2023	10,724,965	10,462,725	(262,240)	0
EUR Currency Future - Long	98	December 18, 2023	13,120,036	13,000,313	(119,723)	27,563
AUD Currency Future - Long	92	December 18, 2023	5,944,885	5,938,600	(6,285)	14,260
CBT 10-Year U.S. Treasury Note - Long	353	December 19, 2023	38,811,664	38,146,063	(665,601)	144,387
CAD Currency Future - Long	199	December 19, 2023	14,739,138	14,693,165	(45,973)	(61,690)
			$122,177,631	$119,770,308	$(2,407,323)	$55,350
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
JPY Currency Future - Short	13	December 18, 2023	$(1,115,440)	$(1,101,344)	$14,096	$1,381
EUR Currency Future - Short	3	December 18, 2023	(401,623)	(397,969)	3,654	(844)
CBT U.S. Long Bond - Short	103	December 19, 2023	(12,359,306)	(11,719,469)	639,837	(28,969)
CBT U.S. Ultra Bond - Short	45	December 19, 2023	(5,734,957)	(5,340,938)	394,019	(16,875)
			$(19,611,326)	$(18,559,720)	$1,051,606	$(45,307)
Total Futures Contracts			$102,566,305	$101,210,588	$(1,355,717)	$10,043
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Moderate Growth Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Exchange Traded Funds–96.9%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		235,963	$ 11,887,816
iShares Core MSCI EAFE ETF		763,278	49,116,939
iShares Core MSCI Emerging Markets ETF		460,888	21,933,660
iShares Core S&P 500 ETF		305,230	131,074,919
iShares Core U.S. Aggregate Bond ETF		1,739,681	163,599,602
iShares MSCI EAFE ETF		184,758	12,733,521
iShares MSCI Emerging Markets ETF		115,281	4,374,914
iShares Russell 1000 ETF		205,454	48,263,199
iShares Russell 1000 Value ETF		63,657	9,664,406
Total Exchange Traded Funds (Cost $414,842,989)			$452,648,976
Total Investments – 96.9% (Cost $414,842,989)	(a)		$452,648,976
Other Assets in Excess of Liabilities – 3.1%	(b)		14,615,687
Net Assets – 100.0%			$467,264,663

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $2,703,294 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MOD S&P TSX 60 Index - Long	51	December 14, 2023	$9,095,062	$8,833,617	$(261,445)	$13,283
MSCI EAFE Index - Long	123	December 15, 2023	12,895,120	12,555,225	(339,895)	(43,665)
CME E-mini S&P 500 Index - Long	39	December 15, 2023	8,785,752	8,434,725	(351,027)	(23,400)
MSCI Emerging Markets Index - Long	144	December 15, 2023	7,052,029	6,879,600	(172,429)	0
EUR Currency Future - Long	78	December 18, 2023	10,442,478	10,347,188	(95,290)	21,937
AUD Currency Future - Long	75	December 18, 2023	4,846,374	4,841,250	(5,124)	11,625
CAD Currency Future - Long	159	December 19, 2023	11,776,497	11,739,765	(36,732)	(49,595)
			$64,893,312	$63,631,370	$(1,261,942)	$(69,815)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Long Bond - Short	85	December 19, 2023	$(10,199,427)	$(9,671,406)	$528,021	$(23,906)
CBT U.S. Ultra Bond - Short	35	December 19, 2023	(4,460,523)	(4,154,063)	306,460	(13,125)
			$(14,659,950)	$(13,825,469)	$834,481	$(37,031)
Total Futures Contracts			$50,233,362	$49,805,901	$(427,461)	$(106,846)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Growth Portfolio
Schedule of Investments	September 30, 2023 (Unaudited)
Exchange Traded Funds–95.1%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		290,579	$ 14,639,370
iShares Core MSCI EAFE ETF		1,078,444	69,397,871
iShares Core MSCI Emerging Markets ETF		611,134	29,083,867
iShares Core S&P 500 ETF		376,157	161,533,101
iShares Core U.S. Aggregate Bond ETF		660,585	62,121,413
iShares MSCI EAFE ETF		107,703	7,422,891
iShares MSCI Emerging Markets ETF		94,839	3,599,140
iShares Russell 1000 ETF		164,834	38,721,155
iShares Russell 1000 Value ETF		56,164	8,526,819
Total Exchange Traded Funds (Cost $350,724,006)			$395,045,627
Total Investments – 95.1% (Cost $350,724,006)	(a)		$395,045,627
Other Assets in Excess of Liabilities – 4.9%	(b)		20,226,858
Net Assets – 100.0%			$415,272,485

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $3,286,762 of cash pledged as collateral for the futures contracts outstanding at September 30, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MOD S&P TSX 60 Index - Long	71	December 14, 2023	$12,661,756	$12,297,780	$(363,976)	$(33,367)
MSCI EAFE Index - Long	95	December 15, 2023	9,959,645	9,697,125	(262,520)	(33,725)
CME E-mini S&P 500 Index - Long	89	December 15, 2023	20,049,499	19,248,475	(801,024)	(53,400)
MSCI Emerging Markets Index - Long	84	December 15, 2023	4,113,683	4,013,100	(100,583)	0
EUR Currency Future - Long	68	December 18, 2023	9,103,699	9,020,625	(83,074)	19,125
AUD Currency Future - Long	66	December 18, 2023	4,264,809	4,260,300	(4,509)	10,230
CAD Currency Future - Long	216	December 19, 2023	15,998,260	15,948,360	(49,900)	(67,212)
			$76,151,351	$74,485,765	$(1,665,586)	$(158,349)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Long Bond - Short	76	December 19, 2023	$(9,119,489)	$(8,647,375)	$472,114	$(21,375)
CBT U.S. Ultra Bond - Short	30	December 19, 2023	(3,823,305)	(3,560,625)	262,680	(11,250)
			$(12,942,794)	$(12,208,000)	$734,794	$(32,625)
Total Futures Contracts			$63,208,557	$62,277,765	$(930,792)	$(190,974)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2023 (Unaudited)
Open-End Mutual Funds–37.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	74,374	$ 1,926,286
DFA International Core Equity Portfolio Institutional	409,592	5,754,767
PIMCO Low Duration Institutional	2,540,944	22,944,722
PIMCO Total Return Institutional	3,042,481	24,857,067
Vanguard International Growth Fund Admiral Class	20,443	1,905,082
Western Asset Core Plus Bond IS	1,511,206	13,389,287
Total Open-End Mutual Funds		$70,777,211
Total Investments in Securities of Unaffiliated Issuers – 37.1% (Cost $82,134,270)		$70,777,211
Total Investments in Affiliates – 62.9% (Cost $130,540,060) (see schedule below)		120,020,141
Liabilities in Excess of Other Assets – 0.0%		(89,555)
Net Assets – 100.0%		$190,707,797

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2023	Value at September 30, 2023
Open-End Mutual Funds – 62.9%
Fidelity Advisor® Real Estate I	(a)	$2,132,671	$252,074	$359,308	$(32,185)	$(88,170)	$25,901	$ —	130,306	$1,905,082
ON AB Mid Cap Core Portfolio	(a)	2,132,671	211,454	522,437	(344,901)	428,295	9,049	—	73,669	1,905,082
ON AB Relative Value Portfolio	(a)	2,132,671	165,655	442,702	18,136	31,322	21,916	—	186,407	1,905,082
ON AB Small Cap Portfolio	(a)	2,132,671	243,452	584,473	(1,146,145)	1,259,577	—	—	172,406	1,905,082
ON BlackRock Advantage International Equity Portfolio	(a)	8,530,683	608,241	1,941,326	27,952	394,776	284,258	—	550,204	7,620,326
ON BlackRock Advantage Large Cap Core Portfolio	(a)	4,265,341	141,167	1,074,697	(23,617)	501,969	39,386	13,161	132,944	3,810,163
ON BlackRock Advantage Large Cap Value Portfolio	(a)	6,398,012	531,179	1,247,638	225,251	(191,559)	116,023	63,578	351,275	5,715,245
ON Bond Portfolio	(a)	17,061,365	622,503	2,058,483	(127,259)	(257,473)	505,974	—	968,891	15,240,653
ON Federated Core Plus Bond Portfolio	(a)	31,990,060	1,167,810	3,541,108	(433,765)	(606,774)	692,618	—	3,357,958	28,576,223
ON Federated High Income Bond Portfolio	(a)	10,663,353	610,742	1,728,272	(517)	(19,898)	578,882	—	534,535	9,525,408
ON Nasdaq-100® Index Portfolio	(a)	2,132,671	230,546	952,332	(110,035)	604,232	9,191	161,107	124,109	1,905,082
ON S&P 500® Index Portfolio	(a)	29,857,389	1,987,004	7,461,160	1,116,420	1,171,489	321,123	1,123,512	766,192	26,671,142
ON S&P MidCap 400® Index Portfolio	(a)	14,928,694	2,162,928	3,802,781	946,835	(900,105)	102,748	540,700	723,187	13,335,571
Total Open-End Mutual Funds					$116,170	$2,327,681	$2,707,069	$1,902,058		$120,020,141

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2023 (Unaudited)
Open-End Mutual Funds–31.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	575,801	$ 14,913,246
DFA International Core Equity Portfolio Institutional	2,642,490	37,126,992
PIMCO Low Duration Institutional	6,557,022	59,209,909
PIMCO Total Return Institutional	8,153,222	66,611,821
Vanguard International Growth Fund Admiral Class	158,259	14,748,204
Western Asset Core Plus Bond IS	4,178,288	37,019,628
Total Open-End Mutual Funds		$229,629,800
Total Investments in Securities of Unaffiliated Issuers – 31.1% (Cost $262,620,425)		$229,629,800
Total Investments in Affiliates – 68.9% (Cost $535,536,002) (see schedule below)		508,813,027
Liabilities in Excess of Other Assets – 0.0%		(313,774)
Net Assets – 100.0%		$738,129,053

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2023	Value at September 30, 2023
Open-End Mutual Funds – 68.9%
Fidelity Advisor® Real Estate I	(a)	$7,875,979	$851,268	$855,042	$(216,076)	$(282,027)	$98,797	$ —	504,384	$7,374,102
ON AB Mid Cap Core Portfolio	(a)	7,875,979	513,978	1,293,065	(706,317)	983,527	35,248	—	285,155	7,374,102
ON AB Relative Value Portfolio	(a)	31,503,917	1,495,828	4,171,925	173,436	495,151	340,743	—	2,886,145	29,496,407
ON AB Small Cap Portfolio	(a)	7,875,979	637,951	1,524,211	(2,255,772)	2,640,155	—	—	667,340	7,374,102
ON BlackRock Advantage International Equity Portfolio	(a)	55,131,854	3,347,333	9,434,768	(382,610)	2,956,904	1,932,606	—	3,726,983	51,618,713
ON BlackRock Advantage Large Cap Core Portfolio	(a)	15,751,958	353,846	3,109,893	(242,189)	1,994,482	153,210	51,195	514,592	14,748,204
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	7,875,979	191,616	2,343,802	(3,441,771)	5,092,080	9,911	47,287	919,464	7,374,102
ON BlackRock Advantage Large Cap Value Portfolio	(a)	31,503,917	1,631,591	3,698,004	(138,271)	197,174	601,236	329,462	1,812,932	29,496,407
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	15,751,958	1,245,132	3,300,707	(1,315,294)	2,367,115	—	—	753,613	14,748,204
ON Bond Portfolio	(a)	47,255,875	3,023,780	4,856,402	(308,101)	(870,541)	1,474,168	—	2,812,753	44,244,611
ON Federated Core Plus Bond Portfolio	(a)	78,759,792	5,534,772	7,808,995	(965,107)	(1,779,444)	1,793,587	—	8,665,220	73,741,018
ON Federated High Income Bond Portfolio	(a)	23,627,938	1,632,456	3,035,219	29,182	(132,051)	1,349,620	—	1,241,431	22,122,306
ON Nasdaq-100® Index Portfolio	(a)	7,875,979	764,012	3,079,551	(1,608,563)	3,422,225	35,760	626,827	480,397	7,374,102
ON S&P 500® Index Portfolio	(a)	126,015,667	7,616,497	24,943,875	4,120,866	5,176,474	1,427,888	4,995,755	3,389,418	117,985,629
ON S&P MidCap 400® Index Portfolio	(a)	78,759,792	8,852,243	13,644,306	1,677,584	(1,904,295)	571,894	3,009,536	3,998,971	73,741,018
Total Open-End Mutual Funds					$(5,579,003)	$20,356,929	$9,824,668	$9,060,062		$508,813,027

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2023 (Unaudited)
Open-End Mutual Funds–22.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,086,581	$ 28,142,448
DFA International Core Equity Portfolio Institutional	6,981,172	98,085,469
PIMCO Low Duration Institutional	4,640,061	41,899,746
PIMCO Total Return Institutional	8,547,553	69,833,510
Vanguard International Growth Fund Admiral Class	298,640	27,830,265
Western Asset Core Plus Bond IS	4,730,796	41,914,852
Total Open-End Mutual Funds		$307,706,290
Total Investments in Securities of Unaffiliated Issuers – 22.1% (Cost $338,843,876)		$307,706,290
Total Investments in Affiliates – 77.9% (Cost $1,152,176,934) (see schedule below)		1,085,380,349
Liabilities in Excess of Other Assets – 0.0%		(483,410)
Net Assets – 100.0%		$1,392,603,229

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2023	Value at September 30, 2023
Open-End Mutual Funds – 77.9%
Fidelity Advisor® Real Estate I	(a)	$14,450,992	$1,628,753	$1,196,641	$(248,560)	$(719,411)	$185,204	$ —	951,788	$13,915,133
ON AB Mid Cap Core Portfolio	(a)	14,450,992	826,512	1,845,447	(1,007,952)	1,491,028	66,913	—	538,095	13,915,133
ON AB Relative Value Portfolio	(a)	72,254,959	3,772,285	7,949,991	329,508	1,168,902	808,634	—	6,807,795	69,575,663
ON AB Small Cap Portfolio	(a)	28,901,984	2,064,415	4,488,971	(8,124,801)	9,477,638	—	—	2,518,576	27,830,265
ON BlackRock Advantage International Equity Portfolio	(a)	115,607,935	6,996,982	16,383,987	(804,798)	5,904,930	4,191,326	—	8,037,622	111,321,062
ON BlackRock Advantage Large Cap Core Portfolio	(a)	57,803,968	1,041,281	9,581,471	(894,326)	7,291,079	581,282	194,236	1,942,098	55,660,531
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	28,901,984	491,939	7,623,136	(16,944,243)	23,003,721	37,610	179,437	3,470,108	27,830,265
ON BlackRock Advantage Large Cap Value Portfolio	(a)	86,705,951	5,078,557	8,321,383	(381,065)	408,736	1,712,320	938,306	5,131,579	83,490,796
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	43,352,976	2,900,994	7,324,227	(2,921,346)	5,737,001	—	—	2,133,132	41,745,398
ON Bond Portfolio	(a)	57,803,968	5,193,799	5,773,668	(379,431)	(1,184,137)	1,863,469	—	3,538,495	55,660,531
ON Federated Core Plus Bond Portfolio	(a)	101,156,943	10,229,591	10,248,493	(1,301,895)	(2,430,217)	2,380,817	—	11,446,055	97,405,929
ON Federated High Income Bond Portfolio	(a)	28,901,984	2,738,536	3,630,257	15,277	(195,275)	1,707,543	—	1,561,743	27,830,265
ON Nasdaq-100® Index Portfolio	(a)	28,901,984	2,668,407	10,355,592	(3,182,521)	9,797,987	135,629	2,377,431	1,813,047	27,830,265
ON S&P 500® Index Portfolio	(a)	274,568,846	15,499,159	45,415,209	7,566,534	12,168,191	3,215,026	11,248,422	7,595,160	264,387,521
ON S&P MidCap 400® Index Portfolio	(a)	173,411,903	18,371,261	23,790,075	2,946,163	(3,957,660)	1,303,419	6,859,109	9,055,401	166,981,592
Total Open-End Mutual Funds					$(25,333,456)	$67,962,513	$18,189,192	$21,796,941		$1,085,380,349

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2023 (Unaudited)
Open-End Mutual Funds–17.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	374,922	$ 9,710,483
DFA International Core Equity Portfolio Institutional	2,064,659	29,008,452
PIMCO Low Duration Institutional	355,770	3,212,606
PIMCO Total Return Institutional	786,445	6,425,252
Vanguard International Growth Fund Admiral Class	68,691	6,401,340
Total Open-End Mutual Funds		$54,758,133
Total Investments in Securities of Unaffiliated Issuers – 17.1% (Cost $57,605,824)		$54,758,133
Total Investments in Affiliates – 82.9% (Cost $285,469,504) (see schedule below)		265,655,591
Liabilities in Excess of Other Assets – 0.0%		(132,863)
Net Assets – 100.0%		$320,280,861

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2023	Value at September 30, 2023
Open-End Mutual Funds – 82.9%
Fidelity Advisor® Real Estate I	(a)	$3,310,339	$344,827	$228,386	$(57,580)	$(168,530)	$42,761	$ —	218,924	$3,200,670
ON AB Mid Cap Core Portfolio	(a)	3,310,339	160,952	381,067	(205,700)	316,146	15,489	—	123,769	3,200,670
ON AB Relative Value Portfolio	(a)	19,862,033	1,109,134	2,173,218	89,227	316,843	224,373	—	1,879,063	19,204,019
ON AB Small Cap Portfolio	(a)	9,931,016	644,397	1,441,244	(2,847,584)	3,315,424	—	—	868,960	9,602,009
ON BlackRock Advantage International Equity Portfolio	(a)	36,413,727	2,384,861	5,160,677	(279,089)	1,848,545	1,333,686	—	2,542,048	35,207,367
ON BlackRock Advantage Large Cap Core Portfolio	(a)	19,862,033	297,758	3,137,816	(176,090)	2,358,134	202,027	67,508	670,063	19,204,019
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	6,620,678	83,406	1,688,663	(4,086,708)	5,472,627	8,728	41,640	798,172	6,401,340
ON BlackRock Advantage Large Cap Value Portfolio	(a)	23,172,371	1,394,312	2,151,848	12,854	(23,001)	461,795	253,051	1,377,055	22,404,688
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	13,241,355	754,777	2,055,576	(815,406)	1,677,529	—	—	654,199	12,802,679
ON Bond Portfolio	(a)	6,620,678	803,980	838,717	(33,973)	(150,628)	215,762	—	406,951	6,401,340
ON Federated Core Plus Bond Portfolio	(a)	9,931,016	1,335,583	1,290,702	(88,820)	(285,068)	236,268	—	1,128,321	9,602,009
ON Federated High Income Bond Portfolio	(a)	3,310,339	398,095	484,807	(17,390)	(5,567)	197,708	—	179,611	3,200,670
ON Nasdaq-100® Index Portfolio	(a)	9,931,016	875,018	3,473,268	(1,142,929)	3,412,172	47,224	827,793	625,538	9,602,009
ON S&P 500® Index Portfolio	(a)	62,896,437	3,385,794	9,910,431	1,888,926	2,551,999	745,271	2,607,482	1,746,990	60,812,725
ON S&P MidCap 400® Index Portfolio	(a)	46,344,743	4,390,263	5,644,041	864,536	(1,146,124)	351,702	1,850,795	2,430,010	44,809,377
Total Open-End Mutual Funds					$(6,895,726)	$19,490,501	$4,082,794	$5,648,269		$265,655,591

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	September 30, 2023 (Unaudited)
(1)Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
■	ON Fidelity Institutional AM® Equity Growth Portfolio (formerly ON Janus Henderson Forty Portfolio) – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
■	ON AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio– Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S& P MidCap 400® Index.
■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
■	ON Federated Core Plus Bond Portfolio - Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
■	ON U.S. Low Volatility Portfolio (formerly ON Janus Henderson U.S. Low Volatility Portfolio) - Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500®Index over the long-term with lower absolute volatility.
■	ON AB Relative Value Portfolio - Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
■	ON iShares Managed Risk Balanced Portfolio[1] - Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
■	ON iShares Managed Risk Moderate Growth Portfolio[1] - Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 65% of its assets in equity investments and 35% of its assets in fixed income investments.
■	ON iShares Managed Risk Growth Portfolio[1] - Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 85% of its assets in equity investments and 15% of its assets in fixed income investments.
■	ON Moderately Conservative Model Portfolio[2] – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
■	ON Balanced Model Portfolio[2] – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
■	ON Moderate Growth Model Portfolio[2] – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
■	ON Growth Model Portfolio[2] – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

[1]	Collectively, the "ON iShares Managed Risk Portfolios".
[2]	Collectively, the "ON Model Portfolios".
Each of the ON iShares Managed Risk Portfolios and the ON Model Portfolios are a “Fund of Funds”, which means each Portfolio invests primarily in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjust the investment allocation to allow the Portfolio to achieve its investment objective.
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of Ohio National Fund, Inc.  There are no assurances that these objectives will be met.  Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
The Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.  Effective October 2, 2023, through amended and restated Articles of Incorporation, ONLIC was renamed AuguStar Life Insurance Company and ONLAC was renamed AuguStar Life Assurance Corporation.
ONLIC and NSLA, at present, do not market or issue variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Bond	22,000,000	ON BlackRock Advantage Large Cap Growth	82,000,000
ON BlackRock Balanced Allocation	25,000,000	ON Risk Managed Balanced	170,000,000
ON BlackRock Advantage International Equity	50,000,000	ON Federated Core Plus Bond	115,000,000
ON Fidelity Institutional AM® Equity Growth	74,000,000	ON U.S. Low Volatility	155,000,000
ON AB Small Cap	17,000,000	ON AB Relative Value	25,000,000
ON AB Mid Cap Core	6,000,000	ON iShares Managed Risk Balanced	123,000,000
ON S&P 500® Index	50,000,000	ON iShares Managed Risk Moderate Growth	95,000,000
ON BlackRock Advantage Large Cap Value	26,000,000	ON iShares Managed Risk Growth	80,000,000
ON Federated High Income Bond	13,000,000	ON Moderately Conservative Model	28,000,000
ON Nasdaq-100® Index	27,000,000	ON Balanced Model	97,000,000
ON BlackRock Advantage Large Cap Core	19,000,000	ON Moderate Growth Model	170,000,000
ON BlackRock Advantage Small Cap Growth	12,000,000	ON Growth Model	38,000,000
ON S&P MidCap 400® Index	31,000,000
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has delegated authority to the Fund’s adviser, Ohio National Investments, Inc. (“ONI”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolio's investments are valued as follows:

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and is reported to the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.  Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by ONI's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2023:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds***	$—	$198,729,586	$—
	U.S. Treasury Obligations	—	6,513,203	—
	Asset-Backed Securities***	—	4,844,329	—
		$ —	$210,087,118	$ —
ON BlackRock Balanced Allocation	Common Stocks***	$287,920,731	$—	$—
	Corporate Bonds***	—	94,709,553	—
	Asset-Backed Securities***	—	2,161,739	—
		$287,920,731	$96,871,292	$ —
	Long Futures Contracts	$(156,708)	$—	$—
ON BlackRock Advantage International Equity	Common Stocks***	$—	$324,720,539	$—
	Preferred Securities***	—	789,065	—
		$ —	$325,509,604	$ —
	Long Futures Contracts	$(186,975)	$—	$—
ON Fidelity Institutional AM® Equity Growth	Common Stocks***	$98,554,759	$7,423,497	$—
ON AB Small Cap	Common Stocks***	$106,166,990	$—	$—
	Exchange Traded Funds	783,693	—	—
		$106,950,683	$ —	$ —
ON AB Mid Cap Core	Common Stocks***	$72,605,098	$—	$—
	Exchange Traded Funds	132,475	—	—
		$72,737,573	$ —	$ —
ON S&P 500® Index	Common Stocks***	$1,105,630,032	$—	$—
	U.S. Treasury Obligations	—	195,784	—
		$1,105,630,032	$195,784	$ —
	Long Futures Contracts	$(225,185)	$—	$—
ON BlackRock Advantage Large Cap Value	Common Stocks***	$185,798,778	$—	$—
	Long Futures Contracts	$(123,556)	$—	$—
ON Federated High Income Bond	Corporate Bonds***	$—	$118,015,014	$—
	Common Stocks***	23,343	—	—
	Rights***	—	3,546	—
		$23,343	$118,018,560	$ —

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Nasdaq-100® Index	Common Stocks***	$238,305,776	$—	$—
	U.S. Treasury Obligations	—	97,892	—
		$238,305,776	$97,892	$ —
	Long Futures Contracts	$(153,120)	$—	$—
ON BlackRock Advantage Large Cap Core	Common Stocks***	$303,730,699	$—	$—
	Long Futures Contracts	$(191,848)	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks***	$126,808,217	$—	$—
	Rights***	—	4,950	—
		$126,808,217	$4,950	$ —
	Long Futures Contracts	$(82,925)	$—	$—
ON S&P MidCap 400® Index	Common Stocks***	$504,106,011	$—	$—
	U.S. Treasury Obligations	—	97,892	—
		$504,106,011	$97,892	$ —
	Long Futures Contracts	$(81,821)	$—	$—
ON BlackRock Advantage Large Cap Growth	Common Stocks***	$431,131,561	$—	$—
	Long Futures Contracts	$(151,733)	$—	$—
ON Risk Managed Balanced	Common Stocks***	$647,011,504	$—	$—
	U.S. Treasury Obligations	—	233,618,433	—
	Corporate Bonds***	—	166,220,456	—
	Asset-Backed / Mortgage-Backed Securities	—	98,014,359	—
	U.S. Government Agency Mortgage-Backed Securities	—	70,869,288	—
	Purchased Options	67,439,594	—	—
	Sovereign Debt Issues	—	1,582,954	—
	Preferred Securities***	—	1,395,007	—
	Taxable Municipal Bonds	—	354,319	—
	Money Market Funds	54,148,261	—	—
		$768,599,359	$572,054,816	$ —
	Long Futures Contracts	$(15,908,287)	$—	$—
	Short Futures Contracts	$12,552	$—	$—
ON Federated Core Plus Bond	U.S. Treasury Obligations	$—	$209,953,875	$—
	U.S. Government Agency Mortgage-Backed Securities	—	141,672,494	—
	Corporate Bonds***	—	139,920,399	—
	Investment Companies	34,135,273	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	28,703,921	—
	Sovereign Debt Issues	—	1,731,998	—
		$34,135,273	$521,982,687	$ —
	Long Futures Contracts	$(1,534,901)	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
	Short Futures Contracts	$1,423,976	$—	$—
ON U.S. Low Volatility	Common Stocks***	$649,612,485	$—	$—
ON AB Relative Value	Common Stocks***	$116,174,620	$—	$—
ON iShares Managed Risk Balanced	Exchange Traded Funds	$552,524,465	$—	$—
	Long Futures Contracts	$(2,407,323)	$—	$—
	Short Futures Contracts	$1,051,606	$—	$—
ON iShares Managed Risk Moderate Growth	Exchange Traded Funds	$452,648,976	$—	$—
	Long Futures Contracts	$(1,261,942)	$—	$—
	Short Futures Contracts	$834,481	$—	$—
ON iShares Managed Risk Growth	Exchange Traded Funds	$395,045,627	$—	$—
	Long Futures Contracts	$(1,665,586)	$—	$—
	Short Futures Contracts	$734,794	$—	$—
ON Moderately Conservative Model	Open-End Mutual Funds	$190,797,352	$—	$—
ON Balanced Model	Open-End Mutual Funds	$738,442,827	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,393,086,639	$—	$—
ON Growth Model	Open-End Mutual Funds	$320,413,724	$—	$—

***	Each of the Portfolio's Schedules of Investments include detailed industry descriptions.
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The ON BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
Transition of LIBOR-linked Reference Rates
Certain of the Fund's Portfolios have fixed income instruments that recently transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values.  The Fund's Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate.  Not all existing LIBOR-based instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments currently utilizing LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Subsequent Events
On November 17, 2023, the Board approved a change in the name of the Fund, as well as the names of each of its Portfolios.  These name changes will become effective on or about December 4, 2023.  The name of the Fund will become AuguStar(SM) Variable Insurance Products Fund, Inc. and the names of the Portfolios will be changed to the following:
Current Portfolio Name	Revised Portfolio Name
ON Bond Portfolio	AVIP Bond Portfolio
ON BlackRock Balanced Allocation Portfolio	AVIP BlackRock Balanced Allocation Portfolio
ON BlackRock Advantage International Equity Portfolio	AVIP BlackRock Advantage International Equity Portfolio
ON Fidelity Institutional AM® Equity Growth Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio
ON AB Small Cap Portfolio	AVIP AB Small Cap Portfolio
ON AB Mid Cap Core Portfolio	AVIP AB Mid Cap Core Portfolio
ON S&P 500® Index Portfolio	AVIP S&P 500® Index Portfolio
ON BlackRock Advantage Large Cap Value Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio
ON Federated High Income Bond Portfolio	AVIP Federated High Income Bond Portfolio
ON Nasdaq-100® Index Portfolio	AVIP Nasdaq-100® Index Portfolio
ON BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio
ON BlackRock Advantage Small Cap Growth Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio
ON S&P MidCap 400® Index Portfolio	AVIP S&P MidCap 400® Index Portfolio
ON BlackRock Advantage Large Cap Growth Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio
ON Risk Managed Balanced Portfolio	AVIP AB Risk Managed Balanced Portfolio
ON Federated Core Plus Bond Portfolio	AVIP Federated Core Plus Bond Portfolio
ON U.S. Low Volatility Portfolio	AVIP Intech U.S. Low Volatility Portfolio
ON AB Relative Value Portfolio	AVIP AB Relative Value Portfolio
ON iShares Managed Risk Balanced Portfolio	AVIP iShares Managed Risk Balanced Portfolio
ON iShares Managed Risk Moderate Growth Portfolio	AVIP iShares Managed Risk Moderate Growth Portfolio
ON iShares Managed Risk Growth Portfolio	AVIP iShares Managed Risk Growth Portfolio
ON Moderately Conservative Model Portfolio	AVIP Moderately Conservative Model Portfolio
ON Balanced Model Portfolio	AVIP Balanced Model Portfolio

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
Current Portfolio Name	Revised Portfolio Name
ON Moderate Growth Model Portfolio	AVIP Moderate Growth Model Portfolio
ON Growth Model Portfolio	AVIP Growth Model Portfolio
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the nine-month period ended  September 30, 2023. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected according to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2023 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the ON Risk Managed Balanced, ON Federated Core Plus Bond, and ON iShares Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced and ON iShares Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the ON Federated Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the nine-month period ended September 30, 2023.  Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2023.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2023 for federal income tax purposes.
	ON Bond	ON BlackRock Balanced Allocation	ON BlackRock Advantage International Equity	ON Fidelity Institutional AM® Equity Growth	ON AB Small Cap	ON AB Mid Cap Core
Gross unrealized:
Appreciation	$82,155	$37,871,418	$26,794,205	$4,263,922	$10,754,959	$6,772,425
Depreciation	(33,450,584)	(35,853,655)	(28,373,544)	(5,144,292)	(18,211,713)	(12,077,810)
Net unrealized appreciation	$(33,368,429)	$2,017,763	$(1,579,339)	$(880,370)	$(7,456,754)	$(5,305,385)
Aggregate cost of investments:	$243,455,547	$382,617,552	$326,901,968	$106,858,626	$114,407,437	$78,042,958

	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core	ON BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$386,657,034	$9,325,678	$352,060	$81,506,946	$39,215,783	$17,629,973
Depreciation	(53,865,695)	(17,030,323)	(14,975,382)	(9,843,160)	(17,046,047)	(35,268,934)
Net unrealized appreciation	$332,791,339	$(7,704,645)	$(14,623,322)	$71,663,786	$22,169,736	$(17,638,961)
Aggregate cost of investments:	$772,809,292	$193,379,867	$132,665,225	$166,586,762	$281,369,115	$144,369,203

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2023 (Unaudited)
	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Federated Core Plus Bond	ON U.S. Low Volatility	ON AB Relative Value
Gross unrealized:
Appreciation	$62,000,208	$51,316,897	$68,362,124	$1,699,068	$47,025,368	$9,060,337
Depreciation	(43,162,969)	(13,636,294)	(91,287,135)	(81,740,164)	(46,731,103)	(5,704,689)
Net unrealized appreciation	$18,837,239	$37,680,603	$(22,925,011)	$(80,041,096)	$294,265	$3,355,648
Aggregate cost of investments:	$485,284,843	$393,299,225	$1,347,683,451	$636,048,131	$649,318,220	$112,818,972

	ON iShares Managed Risk Balanced	ON iShares Managed Risk Moderate Growth	ON iShares Managed Risk Growth	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model
Gross unrealized:
Appreciation	$17,628,001	$39,424,601	$45,473,950	$1,215,913	$11,035,101	$23,838,538
Depreciation	(28,593,050)	(1,230,930)	(2,977,041)	(28,226,721)	(93,782,800)	(176,504,948)
Net unrealized appreciation	$(10,965,049)	$38,193,671	$42,496,909	$(27,010,808)	$(82,747,699)	$(152,666,410)
Aggregate cost of investments:	$562,133,797	$414,027,844	$351,617,926	$217,808,160	$821,190,526	$1,545,753,049

ON Growth Model
Gross unrealized:
Appreciation	$4,385,148
Depreciation	(41,758,546)
Net unrealized appreciation	$(37,373,398)
Aggregate cost of investments:	$357,787,122